AS FILED WITH THE SEC ON ______________.            REGISTRATION NO.  333-85117

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                        POST-EFFECTIVE AMENDMENT NO. 2 TO


                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
               OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED
                                 ON FORM N-8B-2

                                ---------------

                            PRUCO LIFE OF NEW JERSEY

                          VARIABLE APPRECIABLE ACCOUNT
                              (Exact Name of Trust)

                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                               (Name of Depositor)

                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (800) 286-7754
          (Address and telephone number of principal executive offices)

                                ---------------

                                THOMAS C. CASTANO
                               ASSISTANT SECRETARY
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                     (Name and address of agent for service)

                                    Copy to:
                                JEFFREY C. MARTIN
                                 SHEA & GARDNER
                         1800 MASSACHUSETTS AVENUE, N.W.
                             WASHINGTON, D.C. 20036

                                ---------------

It is proposed that this filing will become effective (check appropriate space):

    / /   immediately upon filing pursuant to paragraph (b) of Rule 485


    /x/  on October 16, 2000 pursuant to paragraph (b) of Rule 485
        -------------------------
               (date)


    / /   60 days after filing pursuant to paragraph (a) of Rule 485

    / /   on                               pursuant to paragraph (a) of Rule 485
             ----------------------------
                      (date)

                              CROSS REFERENCE SHEET
                           (AS REQUIRED BY FORM N-B-2)


 N-B-2 ITEM NUMBER       LOCATION
 -----------------       ---------

        1.               Cover Page

        2.               Cover Page

        3.               Not Applicable

        4.               Sale of the Contract and Sales Commissions

        5.               Pruco Life of New Jersey Variable Appreciable Account

        6.               Pruco Life of New Jersey Variable Appreciable Account

        7.               Not Applicable

        8.               Not Applicable

        9.               Litigation and Regulatory Proceedings

       10.               Introduction and Summary; Charges and Expenses;
                         Short-Term Cancellation Right or "Free Look"; Types of Death Benefit; Changing the Type of Death Benefit; Riders; Premiums; Allocation of Premiums; Transfers; Dollar Cost Averaging; Auto-Rebalancing; How a Contract's Surrender Value Will Vary; How a Type A (Fixed) Contract's Death Benefit Will Vary; How a Type B (Variable) Contract's Death Benefit Will Vary; How a Type C (Return of Premium) Contract's Death Benefit Will Vary; Surrender of a Contract; Withdrawals; Lapse and Reinstatement; Increases in Basic Insurance Amount; Decreases in Basic Insurance Amount; When Proceeds are Paid; Contract Loans; Other General Contract Provisions; Voting Rights; Substitution of Fund Shares

       11. Introduction and Summary; Pruco Life of New Jersey Variable Appreciable Account

       12. Cover Page; Introduction and Summary; The Funds; Sale of the Contract and Sales Commissions

       13. Introduction and Summary; The Funds; Charges and Expenses; Premiums; Allocation of Premiums; Sale of the Contract and Sales Commissions

       14. Introduction and Summary; Detailed Information for Prospective Contract Owners

       15. Introduction and Summary; Premiums; Allocation of Premiums; Transfers; Dollar Cost Averaging; Auto-Rebalancing

       16. Introduction and Summary; Detailed Information for Prospective Contract Owners

N-B-2 ITEM NUMBER        LOCATION
-----------------        ---------

      17.                When Proceeds are Paid

      18.                Pruco Life of New Jersey Variable Appreciable Account

      19.                Reports to Contract Owners

      20.                Not Applicable

      21.                Contract Loans

      22.                Not Applicable

      23.                Not Applicable

      24.                Other General Contract Provisions

      25.                Pruco Life Insurance Company of New Jersey

      26.                Introduction and Summary; The Funds; Charges and
                         Expenses

      27.                Pruco Life Insurance Company of New Jersey; The Funds

      28. Pruco Life Insurance Company of New Jersey; Directors and Officers

      29.                Pruco Life Insurance Company of New Jersey

      30.                Not Applicable

      31.                Not Applicable

      32.                Not Applicable

      33.                Not Applicable

      34.                Not Applicable

      35.                Pruco Life Insurance Company of New Jersey

      36.                Not Applicable

      37.                Not Applicable

      38.                Sale of the Contract and Sales Commissions

      39.                Sale of the Contract and Sales Commissions

      40.                Not Applicable

      41.                Sale of the Contract and Sales Commissions

      42.                Not Applicable

      43.                Not Applicable

N-B-2 ITEM NUMBER        LOCATION
-----------------        ---------

      44. Introduction and Summary; The Funds; How a Contract's Cash Surrender Value Will Vary; How a Type A (Fixed) Contract's Death Benefit Will Vary; How a Type B (Variable) Contract's Death Benefit Will Vary; How a Type C (Return of Premium) Contract's Death Benefit Will Vary

      45.                 Not Applicable

      46.                 Introduction   and  Summary;   Pruco  Life  of  New
                          Jersey  Variable Appreciable Account; The Funds

      47.                 Pruco Life of New Jersey Variable Appreciable Account;
                          The Funds

      48.                 Not Applicable

      49.                 Not Applicable

      50.                 Not Applicable

      51.                 Not Applicable

      52.                 Substitution of Fund Shares

      53.                 Tax Treatment of Contract Benefits

      54.                 Not Applicable

      55.                 Not Applicable

      56.                 Not Applicable

      57.                 Not Applicable

      58.                 Not Applicable

      59. Financial Statements: Financial Statements of the PruSelect III Variable Life Subaccounts of Pruco Life of New Jersey Variable Appreciable Account; Financial Statements of Pruco Life Insurance Company of New Jersey

                                     PART I

                       INFORMATION REQUIRED IN PROSPECTUS

                                PRUSELECT(SM) III

                             Variable Life Insurance

                                   PROSPECTUS

                            Pruco Life of New Jersey
                          Variable Appreciable Account

                                October 16, 2000

                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

PROSPECTUS
OCTOBER 16, 2000
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT


                                PRUSELECT(SM) III

                        VARIABLE LIFE INSURANCE CONTRACTS


This prospectus describes certain individual flexible premium variable universal life insurance contracts, PRUSELECT(SM) III Variable Life Insurance Contracts (the "Contract"), issued by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey", "us", "we", or "our"), a stock life insurance company. Pruco Life of New Jersey is an indirect, wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). These Contracts provide individual variable universal life insurance coverage with flexible premium payments, a variety of investment options, and three types of death benefit options. These Contracts may be issued with a Target Term Rider that could have a significant effect on the performance of your Contract. For the factors to consider when adding a Target Term Rider to your Contract, see RIDERS, page 18. The Contracts may be owned individually or by a corporation, trust, association or similar entity. The Contracts are available on a multiple life basis where the insureds share a common employment or business relationship. The Contract owner will have all rights and privileges under the Contract. The Contracts may be used for funding non-qualified executive deferred compensation or salary continuation plans, retiree medical benefits, or other purposes. PRUSELECT(SM) III Contracts issued in New York may not be individually owned.


INVESTMENT CHOICES:

PruSelect III offers a wide variety of investment choices, including 32 variable investment options that invest in mutual funds managed by these leading asset managers:


o   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

o   PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC

o   A I M ADVISORS, INC.

o   AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

o   THE DREYFUS CORPORATION

o   FRANKLIN ADVISERS, INC.

o   GOLDMAN SACHS ASSET MANAGEMENT

o   INVESCO FUNDS GROUP, INC.

o   JANUS CAPITAL CORPORATION

o   MFS INVESTMENT MANAGEMENT

o   OPPENHEIMERFUNDS, INC.

o   T. ROWE PRICE INTERNATIONAL, INC.

For a complete list of the 32 available variable investment options and their investment objectives, see THE FUNDS, page 7.


This prospectus describes the Contract generally and the Pruco Life of New Jersey Variable Appreciable Account (the "Account"). The attached prospectuses for the Funds and their related statements of additional information describe the investment objectives and the risks of investing in the Fund portfolios. Pruco Life of New Jersey may add additional investment options in the future. Please read this prospectus and keep it for future reference.

The Securities and Exchange Commission ("SEC") maintains a Web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the SEC.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              213 Washington Street
                          Newark, New Jersey 07102-2992
                            Telephone: (800) 286-7754

PRUSELECT is a service mark of Prudential.

                               PROSPECTUS CONTENTS


                                                                                                                              PAGE
                                                                                                                              ----
DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS............................................................................1

INTRODUCTION AND SUMMARY........................................................................................................2
   BRIEF DESCRIPTION OF THE CONTRACT............................................................................................2
   CHARGES......................................................................................................................2
   TYPES OF DEATH BENEFIT.......................................................................................................5
   LIFE INSURANCE DEFINITIONAL TESTS............................................................................................5
   PREMIUM PAYMENTS.............................................................................................................5
   REFUND.......................................................................................................................5

GENERAL INFORMATION ABOUT PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY, THE PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE
ACCOUNT, AND THE VARIABLE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.......................................................6
   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY...................................................................................6
   PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT........................................................................6
   THE FUNDS....................................................................................................................7
   VOTING RIGHTS...............................................................................................................11
   WHICH INVESTMENT OPTION SHOULD BE SELECTED?.................................................................................11

DETAILED INFORMATION FOR PROSPECTIVE CONTRACT OWNERS...........................................................................12
   CHARGES AND EXPENSES........................................................................................................12
   REDUCTION OF CHARGES........................................................................................................16
   REQUIREMENTS FOR ISSUANCE OF A CONTRACT.....................................................................................16
   SHORT-TERM CANCELLATION RIGHT OR "FREE-LOOK"................................................................................17
   TYPES OF DEATH BENEFIT......................................................................................................17
   CHANGING THE TYPE OF DEATH BENEFIT..........................................................................................17
   RIDERS......................................................................................................................18
   PREMIUMS....................................................................................................................20
   ALLOCATION OF PREMIUMS......................................................................................................20
   TRANSFERS...................................................................................................................20
   DOLLAR COST AVERAGING.......................................................................................................21
   AUTO-REBALANCING............................................................................................................21
   HOW A CONTRACT'S SURRENDER VALUE WILL VARY..................................................................................22
   HOW A TYPE A (FIXED) CONTRACT'S DEATH BENEFIT WILL VARY.....................................................................22
   HOW A TYPE B (VARIABLE) CONTRACT'S DEATH BENEFIT WILL VARY..................................................................23
   HOW A TYPE C (RETURN OF PREMIUM) CONTRACT'S DEATH BENEFIT WILL VARY.........................................................24
   SURRENDER OF A CONTRACT.....................................................................................................25
   WITHDRAWALS.................................................................................................................25
   LAPSE AND REINSTATEMENT.....................................................................................................26
   INCREASES IN BASIC INSURANCE AMOUNT.........................................................................................26
   DECREASES IN BASIC INSURANCE AMOUNT.........................................................................................27
   WHEN PROCEEDS ARE PAID......................................................................................................28
   ILLUSTRATIONS OF SURRENDER VALUES, DEATH BENEFITS, AND ACCUMULATED PREMIUMS.................................................28
   CONTRACT LOANS..............................................................................................................30
   TAX TREATMENT OF CONTRACT BENEFITS..........................................................................................30
   LEGAL CONSIDERATIONS RELATING TO SEX-DISTINCT PREMIUMS AND BENEFITS.........................................................32
   EXCHANGE RIGHT..............................................................................................................33
   OPTION TO EXCHANGE INSURED..................................................................................................33
   OTHER GENERAL CONTRACT PROVISIONS...........................................................................................33
   SUBSTITUTION OF FUND SHARES.................................................................................................33
   REPORTS TO CONTRACT OWNERS..................................................................................................34
   SALE OF THE CONTRACT AND SALES COMMISSIONS..................................................................................34
   STATE REGULATION............................................................................................................34
   EXPERTS.....................................................................................................................34




   LITIGATION AND REGULATORY PROCEEDINGS.......................................................................................35
   ADDITIONAL INFORMATION......................................................................................................35
   FINANCIAL STATEMENTS........................................................................................................35

DIRECTORS AND OFFICERS.........................................................................................................36

FINANCIAL  STATEMENTS  OF THE PRUSELECT III VARIABLE LIFE  SUBACCOUNTS  OF PRUCO LIFE OF NEW JERSEY  VARIABLE  APPRECIABLE
ACCOUNT .......................................................................................................................A1

FINANCIAL STATEMENTS OF PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY ............................................................B1



              DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS


ACTIVE INVESTMENT OPTION -- A variable investment option that has been allocated an invested premium amount or a loan repayment or transfer at any time while the Contract is in-force. An active investment option remains active even if the current value of the variable investment option is zero.


ATTAINED AGE -- The insured's age on the Contract date plus the number of years since then. For any coverage segment effective after the Contract date, the insured's attained age is the issue age of that segment plus the length of time since its effective date.

BASIC INSURANCE AMOUNT -- The amount of life insurance as shown in the Contract. Also referred to as "face amount."

CASH VALUE -- The same as the  "Contract Fund."

CONTRACT -- The variable universal life insurance policy described in this prospectus.

CONTRACT ANNIVERSARY -- The same date as the Contract date in each later year.

CONTRACT DATE -- The date the Contract is effective, as specified in the Contract.

CONTRACT DEBT -- The principal amount of all outstanding loans plus any interest accrued thereon.

CONTRACT FUND -- The total amount credited to a specific Contract. On any date it is equal to the sum of the amounts invested in the variable investment options and the principal amount of any Contract debt plus any interest earned thereon.

CONTRACT OWNER -- You. Unless a different owner is named in the application, the owner of the Contract is the insured.

CONTRACT YEAR -- A year that starts on the Contract date or on a Contract anniversary. For any portion of a Contract representing an increase, "Contract year" is a year that starts on the effective date of the increase. See INCREASES IN BASIC INSURANCE AMOUNT, page 26.

COVERAGE SEGMENT -- The basic insurance amount at issue is the first coverage segment. For each increase in basic insurance amount, a new coverage segment is created for the amount of the increase. See INCREASES IN BASIC INSURANCE AMOUNT, page 26.

DEATH BENEFIT -- If the Contract is not in default, this is the amount we will pay upon the death of the insured, assuming no Contract debt.

FUNDS -- Mutual funds with separate portfolios. One or more of the available Fund portfolios may be chosen as an underlying investment for the Contract.

MONTHLY DATE -- The Contract date and the same date in each subsequent month.

NET CASH VALUE -- The Contract Fund minus any Contract debt.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY -- Us, we, our, Pruco Life of New Jersey. The company offering the Contract.

SEGMENT ALLOCATION AMOUNT -- The amount used to determine the charge for sales expenses. It may also be referred to as the "Target Premium." See CHARGES AND EXPENSES, page 12.

SEPARATE ACCOUNT -- Amounts under the Contract that are allocated to the variable investment options are held by us in a separate account called the Pruco Life of New Jersey Variable Appreciable Account. The Separate Account is set apart from all of the general assets of Pruco Life of New Jersey Insurance Company.

SURRENDER VALUE -- The amount payable to the Contract owner upon surrender of the Contract. It is equal to the Contract Fund minus any Contract debt plus any return of sales charges.

TARGET PREMIUM -- The same as "segment allocation amount." See CHARGES AND EXPENSES, page 12.

VALUATION PERIOD -- The period of time from one determination of the value of the amount invested in a variable investment option to the next. Such determinations are made when the net asset values of the portfolios of the Funds are calculated, which is generally at 4:00 p.m. Eastern time on each day during which the New York Stock Exchange is open.


VARIABLE INVESTMENT OPTIONS -- The 32 mutual funds available under this Contract, whose shares are held in the separate account.


YOU -- The owner of the Contract.

                            INTRODUCTION AND SUMMARY

This Summary provides a brief overview of the more significant aspects of the Contract. We provide further detail in the subsequent sections of this prospectus and in the Contract.

BRIEF DESCRIPTION OF THE CONTRACT


The Contract is an individual flexible premium variable universal life insurance contract. It is issued by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey", "us", "we", or "our"). These Contracts may be issued with a Target Term Rider that could have a significant effect on the performance of your Contract. For the factors to consider when adding a Target Term Rider to your Contract, see RIDERS, page 18. The Contracts are available on a multiple life basis where the insureds share a common employment or business relationship. The Contracts may be owned individually or by a corporation, trust, association or similar entity. The Contract owner will have all rights and privileges under the Contract. The Contracts may be used for such purposes as funding non-qualified executive deferred compensation or salary continuation plans, retiree medical benefits, or other purposes. PRUSELECT(SM) III Contracts issued in New York may not be individually owned.


The Contract is a form of variable universal life insurance. It is based on a Contract Fund, the value of which changes every day. The chart below describes how the value of your Contract Fund changes.

You may invest premiums in one or more of the 15 available variable investment options. Your Contract Fund value changes every day depending upon the change in the value of the particular investment options that you have selected.

Although the value of your Contract Fund will increase if there is favorable investment performance in the variable investment options you select, investment returns in the variable investment options are NOT guaranteed. There is a risk that investment performance will be unfavorable and that the value of your Contract Fund will decrease. The risk will be different, depending upon which investment options you choose. See WHICH INVESTMENT OPTION SHOULD BE SELECTED?, page 11.

Variable life insurance contracts are unsuitable as short-term savings vehicles. Withdrawals and loans may result in adverse tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 30.

CHARGES

The following chart outlines the components of your Contract Fund and the adjustments which may be made including the maximum charges which may be deducted from each premium payment and from the amounts held in the designated investment options. These charges, which are largely designed to cover insurance costs and risks, as well as sales and administrative expenses, are fully described under CHARGES AND EXPENSES, page 12. In brief, and subject to that fuller description, the following diagram outlines the maximum charges which Pruco Life of New Jersey may make:

                          ----------------------------
                                 PREMIUM PAYMENT
                          ----------------------------

--------------------------------------------------------------------------------

 o less a charge of up to 7.5% of the premiums paid for taxes attributable to premiums.

 o   less a charge for sales expenses of up to 15% of the premiums paid.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                             INVESTED PREMIUM AMOUNT

To be invested in one or a combination of 32 investment portfolios of the Funds.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  CONTRACT FUND

On the Contract Date, the Contract Fund is equal to the invested premium amount minus any of the charges described below which may be due on that date. Thereafter, the value of the Contract Fund changes daily.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                        PRUCO LIFE OF NEW JERSEY ADJUSTS
                             THE CONTRACT FUND FOR:

o    Addition of any new invested premium amounts.

o Addition of any increase due to investment results of the chosen variable investment options.

o Addition of guaranteed interest at an effective annual rate of 4% on the amount of any Contract loan. (Separately, interest charged on the loan accrues at an effective annual rate of 4.25% or 5%. See CONTRACT LOANS, page 30.)

o Subtraction of any decrease due to investment results of the chosen variable investment options.

o    Subtraction of any amount withdrawn.

o    Subtraction of the charges listed below, as applicable.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                  DAILY CHARGES

o Management fees and expenses are deducted from the Fund assets. See UNDERLYING PORTFOLIO EXPENSES chart, below.

o We deduct a daily mortality and expense risk charge, equivalent to an annual rate of up to 0.5%, from assets of the variable investment options.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                 MONTHLY CHARGES

o We reduce the Contract Fund by a monthly administrative charge of up to $10 plus $0.05 per $1,000 of the basic insurance amount.

o    We deduct a cost of insurance ("COI") charge.

o    If the Contract includes riders, we deduct rider charges from the Contract
     Fund.

o If the rating class of an insured results in an extra charge, we will deduct that charge from the Contract Fund.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                           POSSIBLE ADDITIONAL CHARGES

o    We assess an administrative charge of up to $25 for any withdrawals.

o We may assess an administrative charge of up to $25 for any change in basic insurance amount.

o We may assess an administrative charge of up to $25 for any change in the Target Term Rider coverage amount (see RIDERS, page 18).

o We assess an administrative charge of up to $25 for each transfer exceeding 12 in any Contract year.

--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                            UNDERLYING PORTFOLIO EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

                      PORTFOLIO                        INVESTMENT        OTHER          12B-1            TOTAL            TOTAL
                                                        ADVISORY        EXPENSES         FEES         CONTRACTUAL         ACTUAL
                                                          FEE                                          EXPENSES          EXPENSES*
------------------------------------------------------------------------------------------------------------------------------------

SERIES FUND
  Money Market                                            0.40%           0.02%           n/a            0.42%             0.42%
  Diversified Bond                                        0.40%           0.03%           n/a            0.43%             0.43%
  Conservative Balanced                                   0.55%           0.02%           n/a            0.57%             0.57%
  Flexible Managed                                        0.60%           0.02%           n/a            0.62%             0.62%
  High Yield Bond                                         0.55%           0.05%           n/a            0.60%             0.60%
  Stock Index                                             0.35%           0.04%           n/a            0.39%             0.39%
  Equity Income                                           0.40%           0.02%           n/a            0.42%             0.42%
  Equity                                                  0.45%           0.02%           N/A            0.47%             0.47%
  Prudential Jennison                                     0.60%           0.03%           N/A            0.63%             0.63%
  Global                                                  0.75%           0.09%           N/A            0.84%             0.84%
  SP ALLIANCE LARGE CAP GROWTH                            0.90%           0.20%           N/A            1.10%             1.10%
  SP DAVIS VALUE                                          0.75%           0.08%           N/A            0.83%             0.83%
  SP INVESCO SMALL COMPANY GROWTH                         0.95%           0.20%           N/A            1.15%             1.15%
  SP PIMCO HIGH YIELD                                     0.60%           0.22%           N/A            0.82%             0.82%
  SP PIMCO TOTAL RETURN                                   0.60%           0.16%           N/A            0.76%             0.76%
  SP SMALL/MID CAP VALUE                                  0.90%           0.15%           N/A            1.05%             1.05%

------------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Value Fund                                     0.61%           0.15%           N/A            0.76%             0.76%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.  (1)
  VP Income & Growth Fund                                 0.70%           0.00%           N/A            0.70%             0.70%
  VP Value Fund                                           1.00%           0.00%           N/A            1.00%             1.00%
DREYFUS INVESTMENT PORTFOLIOS
  MidCap Stock Portfolio                                  0.75%           0.71%           N/A            1.46%             1.00%
DREYFUS VARIABLE INVESTMENT FUND
  Small Cap Portfolio                                     0.75%           0.03%           N/A            0.78%             0.78%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2                       0.55%           0.27%          0.25%           1.07%             1.07%
GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)  (2)
  CORE(SM) Small Cap Equity Fund                          0.75%           0.25%           N/A            1.00%             1.00%
INVESCO VARIABLE INVESTMENT FUNDS, INC.  (3)
  VIF - Technology Fund                                   0.75%           0.78%           N/A            1.53%             1.53%
  VIF - Utilities Fund                                    0.60%           1.08%           N/A            1.68%             1.68%
JANUS ASPEN SERIES
  Aggressive Growth Portfolio - Service Shares            0.65%           0.02%          0.25%           0.92%             0.92%
  Balanced Portfolio - Service Shares                     0.65%           0.02%          0.25%           0.92%             0.92%
  Growth Portfolio - Institutional Shares (4)             0.65%           0.02%           N/A            0.67%             0.67%
  International Growth Portfolio - Service Shares         0.65%           0.11%          0.25%           1.01%             1.01%
MFS(R) VARIABLE INSURANCE TRUSTSM   (5)
  Emerging Growth Series                                  0.75%           0.09%           N/A            0.84%             0.84%
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Aggressive Growth Fund/VA (Service Shares)              0.66%           0.01%          0.15%           0.82%             0.82%
T. ROWE PRICE INTERNATIONAL SERIES, INC.  (1)
  International Stock Portfolio                           1.05%           0.00%           N/A            1.05%             1.05%

------------------------------------------------------------------------------------------------------------------------------------
* Reflects fee waivers and reimbursement of expenses, if any.
------------------------------------------------------------------------------------------------------------------------------------

(1) AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. / T. ROWE PRICE INTERNATIONAL SERIES, INC.
     The Investment Advisory Fee includes the ordinary expenses of operating the Fund.

(2)  GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
     The Investment Adviser had voluntarily agreed to reduce or limit certain Other Expenses to the extent such expenses exceed the percentage stated in the table above (as calculated per annum) of each Fund's respective average daily net assets.

(3)  INVESCO VARIABLE INVESTMENT FUNDS, INC.
     The expense information presented in the table has been restated from the financials to reflect a change in the administrative services fee. Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses for the Fund did not exceed 1.25% for the Technology Fund and 1.15% for the Utilities Fund.

(4)  JANUS ASPEN SERIES

     The table reflects expenses based on expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee. All expenses are shown without the effect of expense offset arrangements.


(5)  MFS(RM) VARIABLE INSURANCE TRUST(SM)
     The 0.09% on "Other Expenses" does not take into account a 0.01% expense offset arrangement with the Fund's custodian and is therefore higher than the actual expenses of the Series.

TYPES OF DEATH BENEFIT

There are three types of death benefit available. You may choose a Contract with a Type A (fixed) death benefit under which the cash value varies daily with investment experience, and the death benefit generally remains at the basic insurance amount you initially chose. However, the Contract Fund may grow to a point where the death benefit may increase and vary with investment experience. If you choose a Contract with a Type B (variable) death benefit, the cash value and the death benefit both vary with investment experience. If you choose a Contract with a Type C (return of premium) death benefit, the death benefit is increased by the amount of premiums paid into the Contract, less withdrawals, plus interest at a rate between 0% and 8% (in 1/2% increments) chosen by the Contract owner. For Type A and Type B death benefits, as long as the Contract is in-force, the death benefit will never be less than the basic insurance amount shown in your Contract. See TYPES OF DEATH BENEFIT, page 17.

LIFE INSURANCE DEFINITIONAL TESTS

In order to qualify as life insurance for Federal tax purposes, the Contract must adhere to the definition of life insurance under Section 7702 of the Internal Revenue Code. At issue, the Contract owner chooses one of the following definition of life insurance tests: (1) Cash Value Accumulation Test or (2) Guideline Premium Test. Under the Cash Value Accumulation Test, there is a minimum death benefit to cash value ratio. Under the Guideline Premium Test, there is a limit to the amount of premiums that can be paid into the Contract, as well as a minimum death benefit to cash value ratio. For more information, see TAX TREATMENT OF CONTRACT BENEFITS, page 30.

PREMIUM PAYMENTS

The Contract is a flexible premium contract - there are no scheduled premiums. Except for the minimum initial premium, and subject to a minimum of $25 per subsequent payment, you choose the timing and amount of premium payments. Paying insufficient premiums, poor investment results, or taking loans or withdrawals from the Contract will increase the possibility that the Contract will lapse. However, the Contract will remain in-force if the Contract Fund is greater than zero and more than any Contract debt. See PREMIUMS, page 20 and LAPSE AND REINSTATEMENT, page 26.

We offer and suggest regular billing of premiums even though you decide when to make premium payments and, subject to a $25 minimum, in what amounts. You should discuss your billing options with your Pruco Life of New Jersey representative when you apply for the Contract. See PREMIUMS, page 20.

REFUND

For a limited time, you may return your Contract for a refund in accordance with the terms of its "free-look" provision. See SHORT-TERM CANCELLATION RIGHT OR "FREE-LOOK," page 17.

For the DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS, see page 1.

THE REPLACEMENT OF LIFE INSURANCE IS GENERALLY NOT IN YOUR BEST INTEREST. IN MOST CASES, IF YOU REQUIRE ADDITIONAL COVERAGE, THE BENEFITS OF YOUR EXISTING CONTRACT CAN BE PROTECTED BY PURCHASING ADDITIONAL INSURANCE OR A SUPPLEMENTAL CONTRACT. IF YOU ARE CONSIDERING REPLACING A CONTRACT, YOU SHOULD COMPARE THE BENEFITS AND COSTS OF SUPPLEMENTING YOUR EXISTING CONTRACT WITH THE BENEFITS AND COSTS OF PURCHASING THE CONTRACT DESCRIBED IN THIS PROSPECTUS AND YOU SHOULD CONSULT WITH A QUALIFIED TAX ADVISER.

THIS PROSPECTUS MAY ONLY BE OFFERED IN JURISDICTIONS IN WHICH THE OFFERING IS LAWFUL. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR THE FUNDS.

                 GENERAL INFORMATION ABOUT PRUCO LIFE INSURANCE
                  COMPANY OF NEW JERSEY, THE PRUCO LIFE OF NEW
                  JERSEY VARIABLE APPRECIABLE ACCOUNT, AND THE
                 VARIABLE INVESTMENT OPTIONS AVAILABLE UNDER THE
                                    CONTRACT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey", "us", "we", or "our") is a stock life insurance company, organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities only in the States of New Jersey and New York. These Contracts are not offered in any state in which the necessary approvals have not yet been obtained.

Pruco Life of New Jersey is an indirect, wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a mutual insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization". On February 10, 1998, Prudential's Board of Directors authorized management to take preliminary steps necessary to allow Prudential to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit this conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by Prudential's Board of Directors, a public hearing, voting by qualified policyholders, and regulatory approval. Prudential is working toward completing this process in 2001 and currently expects adoption by the Board of Directors to take place in the latter part of 2000. However, there is no certainty that the demutualization will be completed in this timeframe or that the necessary approvals will be obtained. Also it is possible that after careful review, Prudential could decide not to demutualize or could decide to delay its plans.

The plan of reorganization, which has not been fully developed and approved, would provide the criteria for determining eligibility and the methodology for allocating shares or other consideration to those who would be eligible. Generally the amount of shares or other consideration eligible customers would receive would be based on a number of factors, including types, amounts, and issue years of the policies. As a general rule, owners of Prudential-issued insurance policies and annuity contracts would be eligible, provided that their policies were in force on the date Prudential's Board of Directors adopted a plan of reorganization, while mutual fund customers and customers of Prudential's subsidiaries (such as the Pruco Life insurance companies) would not be. It has not yet been determined whether any exceptions to that general rule will be made with respect to policyholders and contractholders of Prudential's subsidiaries. This does not constitute a proposal, offer, solicitation or recommendation regarding any plan of reorganization that may be proposed or a recommendation regarding the ownership of any stock that could be issued in connection with any such demutualization.

PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

We have established a separate account, the Pruco Life of New Jersey Variable Appreciable Account (the "Account"), to hold the assets that are associated with the Contracts. The Account was established on January 13, 1984 under New Jersey law and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 as a unit investment trust which is a type of investment company. The Account meets the definition of a "separate account" under the federal securities laws. The Account holds assets that are segregated from all of Pruco Life of New Jersey's other assets.

Pruco Life of New Jersey is the legal owner of the assets in the Account. Pruco Life of New Jersey will maintain assets in the Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Account. These assets may not be charged with liabilities which arise from any other business Pruco Life of New Jersey conducts. In addition to these assets, the Account's assets may include funds contributed by Pruco Life of New Jersey to commence operation of the Account and may include accumulations of the charges Pruco Life of New Jersey makes against the Account. From time to time these additional assets will be transferred to Pruco Life of New Jersey's general account. Before making any such transfer, Pruco Life of New Jersey will consider any possible adverse impact the transfer might have on the Account.

The obligations to Contract owners and beneficiaries arising under the Contract are general corporate obligations of Pruco Life of New Jersey.


Currently, you may choose to invest in no more than 16 of the 32 available variable investment options. Once you allocate funds to a particular variable investment option, it continues as one of the 16 variable investment options you may use, even if the current value of the variable investment option is zero. When you choose a variable investment option, we purchase shares of a mutual fund which are held as an investment for that option. We hold these shares in the Account. The division of the separate account of Pruco Life of New Jersey that invests in a particular mutual fund is referred to in your contract as a subaccount. Pruco Life of New Jersey may add additional variable investment options in the future. The Account's financial statements begin on page A1.


THE FUNDS

Listed below are the mutual funds (the "Funds") in which the variable investment options invest, the Funds' investment objectives, and investment advisers.

EACH FUND HAS A SEPARATE PROSPECTUS THAT IS PROVIDED WITH THIS PROSPECTUS. YOU SHOULD READ THE FUND PROSPECTUS BEFORE YOU DECIDE TO ALLOCATE ASSETS TO THE VARIABLE INVESTMENT OPTION USING THAT FUND. THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVES OF THE FUNDS WILL BE MET.

THE PRUDENTIAL SERIES FUND, INC. (THE "SERIES FUND"):

o MONEY MARKET PORTFOLIO: The investment objective is maximum current income consistent with the stability of capital and the maintenance of liquidity. The Portfolio invests in high quality short-term debt obligations that mature in 13 months or less.

o DIVERSIFIED BOND PORTFOLIO: The investment objective is a high level of income over a longer term while providing reasonable safety of capital. The Portfolio invests primarily in higher grade debt obligations and high quality money market investments.

o CONSERVATIVE BALANCED PORTFOLIO: The investment objective is a total investment return consistent with a conservatively managed diversified portfolio. The Portfolio invests in a mix of equity securities, debt obligations and money market instruments.

o FLEXIBLE MANAGED PORTFOLIO: The investment objective is a total investment return consistent with an aggressively managed diversified portfolio. The Portfolio invests in a mix of equity securities, debt obligations and money market instruments.

o HIGH YIELD BOND PORTFOLIO: The investment objective is a high total return. The Portfolio invests primarily in high yield/high risk debt securities.

o STOCK INDEX PORTFOLIO: The investment objective is investment results that generally correspond to the performance of publicly-traded common stocks. The Portfolio attempts to duplicate the price and yield performance of the Standard & Poor's 500 Stock Index (the "S&P 500").

o EQUITY INCOME PORTFOLIO: The investment objective is both current income and capital appreciation. The Portfolio invests primarily in common stocks and convertible securities that provide good prospects for returns above those of the S&P 500 or the NYSE Composite Index.

o EQUITY PORTFOLIO: The investment objective is capital appreciation. The Portfolio invests primarily in common stocks of major established corporations as well as smaller companies that offer attractive prospects of appreciation.

o PRUDENTIAL JENNISON PORTFOLIO: The investment objective is to achieve long-term growth of capital. The Portfolio invests primarily in equity securities of major established corporations that offer above-average growth prospects.

o GLOBAL PORTFOLIO: The investment objective is long-term growth of capital. The Portfolio invests primarily in common stocks (and their equivalents) of foreign and U.S. companies.

o SP ALLIANCE LARGE CAP GROWTH PORTFOLIO: The investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies.

o SP DAVIS VALUE PORTFOLIO: The investment objective is growth of capital. The Portfolio invests primarily in common stock of U.S. companies with market capitalizations of at least $5 billion.

o SP INVESCO SMALL COMPANY GROWTH PORTFOLIO: The investment objective is long-term capital growth. Most holdings are in small-capitalization companies - those with market capitalizations under $2 billion at the time of purchase.

o SP PIMCO HIGH YIELD PORTFOLIO: The investment objective is maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio invests in high yield securities and investment grade fixed income instruments.

o SP PIMCO TOTAL RETURN PORTFOLIO: The investment objective is to seek maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio invests in a diversified portfolio of fixed income instruments of varying maturities.

o SP SMALL/MID CAP VALUE PORTFOLIO: The investment objective is long-term growth of capital. The Portfolio focuses on common stock of companies with small to medium market capitalizations.

Prudential is the overall investment adviser for the assets of the Conservative Balanced, Diversified Bond, Equity, Equity Income, Flexible Managed, Global, High Yield Bond, Money Market, Prudential Jennison, and the Stock Index Portfolios of the Series Fund. Prudential's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777.

Jennison Associates LLC ("Jennison"), a wholly-owned subsidiary of Prudential, serves as sub-adviser to the Prudential Jennison Portfolio. During 2000, it is expected that Jennison will become sub-adviser to the Equity, Equity Income, Global, and Stock Index Portfolios, and the equity portions of the Conservative Balanced and Flexible Managed Portfolios. Jennison's principal business address is 466 Lexington Avenue, New York, NY 10017.

Prudential Investment Corporation ("PIC"), also a wholly-owned subsidiary of Prudential, serves as sub-adviser to the Conservative Balanced, Diversified Bond, Equity, Equity Income, Flexible Managed, Global, High Yield Bond, Money Market, and Stock Index Portfolios. PIC's business address is 751 Broad Street, Newark, NJ 07102.

Prudential Investments Fund Management LLC ("PIFM"), a subsidiary of Prudential, is the investment adviser to the SP Alliance Large Cap Growth Portfolio, the SP Davis Value Portfolio, the SP INVESCO Small Company Growth Portfolio, the SP PIMCO High Yield Portfolio, the SP PIMCO Total Return Portfolio, and the SP Small/Mid Cap Value Portfolio. PIFM's business address is 100 Mulberry Street, Newark, NJ 07102.

Alliance Capital Management, L.P. ("Alliance") serves as the sub-adviser to the SP Alliance Large Cap Growth Portfolio. Alliance's principal business address is 1345 Avenue of the Americas, New York, NY 10105.

Davis Selected Advisers, L.P. serves as the sub-adviser to the SP Davis Value Portfolio. The principal business address for Davis Selected Advisers, LP is 124 East Elvira Street, Santa Fe, NM 87501.

Fidelity Management & Research Company ("FMR") serves as the sub-adviser to the SP Small/Mid Cap Value Portfolio. FMR's principal business address is 82 Devonshire Street, Boston, Massachusetts 02109.

INVESCO Funds Group, Inc. ("INVESCO") serves as the sub-adviser to the SP INVESCO Small Company Growth Portfolio. INVESCO's principal business address is 7800 East Union Avenue, Denver CO 80237.

Pacific Investment Management Company LLC ("PIMCO") serves as the sub-adviser to the SP PIMCO High Yield Portfolio and the SP PIMCO Total Return Portfolio. PIMCO's principal business address is 840 Newport Center Drive, Newport Beach, California 92660.

AIM VARIABLE INSURANCE FUNDS:


o AIM V.I. VALUE FUND. The investment objective is long-term growth of capital. Income is a secondary objective.


A I M Advisors, Inc. ("AIM") is the investment adviser for this fund. The principal business address for AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:


o AMERICAN CENTURY VP INCOME & GROWTH FUND. The investment objective is growth of capital by investing in common stocks. Income is a secondary objective. The Fund seeks to achieve its objective by investing primarily from the largest 1,500 publicly traded U.S. companies.

o AMERICAN CENTURY VP VALUE FUND. The investment objective is long-term growth of capital. Income is a secondary objective. The Fund seeks to achieve its objective by investing primarily in equity securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.


American Century Investment Management, Inc. ("ACIM") is the investment adviser for this fund. ACIM's principal business address is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. The principal underwriter of the fund is American Century Services, Inc., located at 4500 Main Street, Kansas City, Missouri 64111.


DREYFUS INVESTMENT PORTFOLIOS:

o MIDCAP STOCK PORTFOLIO. The investment objective is to achieve investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard and Poor's MidCap 400(RM) Index ("S&P 400"). The portfolio invests primarily in growth and value stocks of medium-size companies.

DREYFUS VARIABLE INVESTMENT FUND:

o SMALL CAP PORTFOLIO. The investment objective is to maximize capital appreciation. The Portfolio generally invests at least 65% of its assets in the common stock of U.S. and foreign companies. The Portfolio invests primarily in small-cap companies with total market values of less than $1.5 billion.

The Dreyfus Corporation ("Dreyfus") is the investment adviser to each of the above mentioned portfolios. The principal distributor of the portfolios is Dreyfus Services Corporation ("DSC"). Dreyfus' and DSC's principal business address is 200 Park Avenue, New York, New York 10166.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:

o FRANKLIN SMALL CAP FUND - CLASS 2. The investment objective is long-term growth of capital. The Fund invests primarily in equity securities of U.S. small capitalization growth companies.

Franklin Advisers, Inc. (Advisers) is the Fund's investment manager. The principal business address for Franklin Advisers, Inc. is 777 Mariners Island Boulevard, San Mateo, California 94403-7777.

GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT):

o CORE(SM) SMALL CAP EQUITY FUND. The investment objective is long-term growth of capital. The Fund invests at least 90% if its total assets in equity securities of U.S. issuers, including foreign issuers that are traded in the United States.

Goldman Sachs Asset Management ("GSAM"), a unit of the Investment Management Division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the CORE(SM) Small Cap Equity Fund. GSAM's principal business address is 32 Old Slip, New York, New York 10005.

INVESCO VARIABLE INVESTMENT FUNDS, INC.:

o VIF - TECHNOLOGY FUND. The investment objective is capital appreciation. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.

o VIF - UTILITIES FUND. The investment objective is capital appreciation and income. The Fund invests at least 80% of its assets in companies doing business in the utilities economic sector.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment adviser and principal underwriter of each of the above-mentioned funds. INVESCO's principal business address is 7800 E. Union Avenue, Denver, Colorado 80237.

JANUS ASPEN SERIES:


o AGGRESSIVE GROWTH PORTFOLIO - SERVICE SHARES. The investment objective is long-term growth of capital. The Portfolio invests at least 50% of its equity assets in securities issued by medium-sized companies.

o BALANCED PORTFOLIO - SERVICE SHARES. The investment objective is long-term growth of capital, consistent with preservation of capital, and balanced by current income. The Portfolio invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

o GROWTH PORTFOLIO - INSTITUTIONAL SHARES. The investment objective is long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of larger, more established issuers.

o INTERNATIONAL GROWTH PORTFOLIO - SERVICE SHARES. The investment objective is long-term growth of capital. The Portfolio invests primarily in common stocks of issuers located outside the United States.

Janus Capital Corporation is the investment adviser and is responsible for the day-to-day management of the portfolio and other business affairs of the portfolio. Janus Capital Corporation's principal business address is 100 Fillmore Street, Denver, Colorado 80206-4928.

MFS(RM) VARIABLE INSURANCE TRUST(SM):

o EMERGING GROWTH SERIES. The investment objective is long-term growth of capital. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities of emerging growth companies.

MFS Investment Management(RM)("Massachusetts Financial Services Company"), a Delaware corporation, is the investment adviser to this MFS Series. The principal business address for MFS Investment Management is 500 Boylston Street, Boston, Massachusetts 02116.

OPPENHEIMER VARIABLE ACCOUNT FUNDS:

o AGGRESSIVE GROWTH FUND/VA (SERVICE SHARES). The investment objective is capital appreciation by investing in "growth type" companies. The Fund invests primarily is stocks of mid-cap companies.

OppenheimerFunds, Inc. is the investment manager for this Fund. The principal business address for OppenheimerFunds, Inc. is Two World Trade Center, 34th Floor, New York, New York 10048-0203.

T. ROWE PRICE INTERNATIONAL SERIES, INC.:


o INTERNATIONAL STOCK PORTFOLIO. The investment objective is long-term growth of capital The Portfolio invests primarily in common stocks of established, non-U.S. companies.

T. Rowe Price International, Inc. is the investment manager for this fund. The principal business address for T. Rowe Price International, Inc. is 100 East Pratt Street, Baltimore, Maryland 21202.


The investment advisers for the Funds charge a daily investment management fee as compensation for their services. These fees are described in the table under DEDUCTIONS FROM PORTFOLIOS in the CHARGES AND EXPENSES section, page 12, and are more fully described in the prospectus for each Fund.

In the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying mutual funds. Although neither of the companies that invest in the Funds nor the Funds currently foresee any such disadvantage, the Board of Directors for each Fund intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity contract owners and to determine what action, if any, should be taken. Material conflicts could result from such things as:

(1) changes in state insurance law;

(2) changes in federal income tax law;

(3) changes in the investment management of any portfolio of the Funds; or

(4) differences between voting instructions given by variable life insurance and variable annuity contract owners.

Pruco Life of New Jersey may be compensated by an affiliate of each of the Funds (other than the Prudential Series Fund) based upon an annual percentage of the average assets held in the Fund by Pruco Life of New Jersey under the Contracts. These percentages vary by Fund, and reflect administrative and other services provided by Pruco Life of New Jersey.

VOTING RIGHTS

We are the legal owner of the shares of the Funds associated with the variable investment options. However, we vote the shares in the Funds according to voting instructions we receive from Contract owners. We will mail you a proxy, which is a form you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote the shares for which we do not receive instructions and shares that we own, in the same proportion as the shares for which instructions are received. We may change the way your voting instructions are calculated if it is required by federal regulation. Should the applicable federal securities laws or regulations, or their current interpretation, change so as to permit Pruco Life of New Jersey to vote shares of the Funds in its own right, it may elect to do so.

WHICH INVESTMENT OPTION SHOULD BE SELECTED?


Historically, for investments held over relatively long periods, the investment performance of common stocks has generally been superior to that of short or long-term debt securities, even though common stocks have been subject to much more dramatic changes in value over short periods of time. Accordingly, portfolios such as the Stock Index, Equity Income, Equity, Prudential Jennison, Global, SP Alliance Large Cap Growth, SP Davis Value, SP INVESCO Small Company Growth, SP Small/Mid Cap Value, AIM V.I. Value Fund, American Century Income & Growth Fund, American Century VP Value Fund, Dreyfus MidCap Stock Portfolio, Dreyfus Small Cap Portfolio, Franklin Small Cap Fund, CORE(SM) Small Cap
Equity Fund, INVESCO Technology Fund, INVESCO Utilities Fund, Janus Aggressive Growth Portfolio, Janus Balanced Portfolio, Janus Growth Portfolio, Janus International Growth Portfolio, MFS Emerging Growth Series, Oppenheimer Aggressive Growth Fund, or T. Rowe Price International Stock Portfolio may be desirable options if you are willing to accept such volatility in your Contract values. Each equity portfolio involves different policies and investment risks.

You may prefer the somewhat greater protection against loss of principal (and reduced chance of high total return) provided by the Diversified Bond and SP PIMCO Total Return Portfolios. You may want even greater safety of principal and may prefer the Money Market Portfolio, recognizing that the level of short-term rates may change rather rapidly. If you are willing to take risks and possibly achieve a higher total return, you may prefer the High Yield Bond Portfolio and the SP PIMCO High Yield Portfolio, recognizing that the risks are greater for lower quality bonds with normally higher yields. You may wish to divide your invested premium among two or more of the portfolios. You may wish to obtain diversification by relying on Prudential's judgment for an appropriate asset mix by choosing the Conservative Balanced or Flexible Managed Portfolio.

Your choice should take into account your willingness to accept investment risks, how your other assets are invested, and what investment results you may experience in the future. You should consult your Pruco Life of New Jersey representative from time to time about the choices available to you under the Contract. Pruco Life of New Jersey recommends AGAINST frequent transfers among the several options. Experience generally indicates that "market timing" investing, particularly by non-professional investors, is likely to prove unsuccessful.

                            DETAILED INFORMATION FOR
                           PROSPECTIVE CONTRACT OWNERS

CHARGES AND EXPENSES

This section provides a more detailed description of each charge that is described briefly in the chart on page 3.

In several instances we will use the terms "maximum charge" and "current charge." The "maximum charge," in each instance, is the highest charge that Pruco Life of New Jersey is entitled to make under the Contract. The "current charge" is the lower amount that Pruco Life of New Jersey is now charging. If circumstances change, we reserve the right to increase each current charge, up to the maximum charge, without giving any advance notice.

DEDUCTIONS FROM PREMIUM PAYMENTS

(a) We charge up to 7.5% for taxes attributable to premiums. For these purposes, "taxes attributable to premiums" shall include any federal, state or local income, premium, excise, business or any other type of tax (or component thereof) measured by or based upon the amount of premium received by Pruco Life of New Jersey. That charge is made up of two parts which currently equal a total of 3.75% of the premiums received. The first part is a charge for state and local premium taxes. The current amount for this first part is 2.5% of the premium. Tax rates vary from jurisdiction to jurisdiction and generally range from 0.75% to 5%. Pruco Life of New Jersey may collect more for this charge than it actually pays for state and local premium taxes. The second part is for federal income taxes measured by premiums, and it is currently equal to 1.25% of premiums. We believe that this charge is a reasonable estimate of an increase in its federal income taxes resulting from a 1990 change in the Internal Revenue Code. It is intended to recover this increased tax.

(b) We will deduct a charge for sales expenses. This charge, often called a "sales load", is deducted to compensate us for the cost of selling the Contracts, including commissions, advertising and the printing and distribution of prospectuses and sales literature. A portion of the sales load may be returned to you if the Contract is surrendered during the first four Contract years. See RETURN OF SALES CHARGES, below.

      The amount used to determine the charge for sales expenses is called the "segment allocation amount" in your Contract. It may also be referred to as the Target Premium. Target Premiums vary by the age, sex (except where unisex rates apply), smoking status, and rating class of the insured and will drop to zero after 10 years. Each coverage segment has its own Target Premium. Target Premiums for each coverage segment are shown in the Segment Table located in your Contract data pages.

      For the first ten years of each coverage segment we charge up to 15% of premiums received each year up to the Target Premium and up to 2% on any excess. In years 11 and later of each coverage segment, we charge up to 2% of premiums received. Currently, we charge 13 1/2% of premiums received up to the Target Premium and 2% of any excess for the first 10 years of each coverage segment. In years 11 and later of each coverage segment, we currently charge 2% of premiums received. For information on determining the sales expense charge if there are two or more coverage segments in effect, see INCREASES IN BASIC INSURANCE AMOUNT, page 26.

      Attempting to structure the timing and amount of premium payments to reduce the potential sales load may increase the risk that your Contract will lapse without value. In addition, there are circumstances where payment of premiums that are too large may cause the Contract to be characterized as a Modified Endowment Contract, which could be significantly disadvantageous. See TAX TREATMENT OF CONTRACT BENEFITS, page 30.

RETURN OF SALES CHARGES

If the Contract is fully surrendered within the first four Contract years and it is not in default, Pruco Life of New Jersey will return 50% of any sales charges deducted from premiums paid within 24 months prior to the date Pruco Life of New Jersey receives the surrender request at a Home Office.

DEDUCTIONS FROM PORTFOLIOS

We deduct an investment advisory fee daily from each portfolio of the Funds at a rate, on an annualized basis, ranging from 0.35% for the Series Fund Stock Index Portfolio to 1.05% for the T. Rowe Price International Stock Portfolio. The expenses incurred in conducting the investment operations of the portfolios (such as custodian fees and preparation and distribution of annual reports) are paid out of the portfolio's income. These expenses also vary from portfolio to portfolio.

The total expenses of each portfolio for the year ended December 31, 1999, expressed as a percentage of the average assets during the year, are shown below:


-----------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL PORTFOLIO EXPENSES
-----------------------------------------------------------------------------------------------------------------------------

                       PORTFOLIO                        INVESTMENT      OTHER        12B-1         TOTAL            TOTAL
                                                       ADVISORY FEE   EXPENSES       FEES        CONTRACTUAL        ACTUAL
                                                                                                  EXPENSES         EXPENSES*
-----------------------------------------------------------------------------------------------------------------------------
 SERIES FUND
   Money Market                                           0.40%         0.02%         n/a          0.42%            0.42%
   Diversified Bond                                       0.40%         0.03%         n/a          0.43%            0.43%
   Conservative Balanced                                  0.55%         0.02%         n/a          0.57%            0.57%
   Flexible Managed                                       0.60%         0.02%         n/a          0.62%            0.62%
   High Yield Bond                                        0.55%         0.05%         n/a          0.60%            0.60%
   Stock Index                                            0.35%         0.04%         n/a          0.39%            0.39%
   Equity Income                                          0.40%         0.02%         n/a          0.42%            0.42%
   Equity                                                 0.45%         0.02%         N/A          0.47%            0.47%
   Prudential Jennison                                    0.60%         0.03%         N/A          0.63%            0.63%
   Global                                                 0.75%         0.09%         N/A          0.84%            0.84%
   SP ALLIANCE LARGE CAP GROWTH                           0.90%         0.20%         N/A          1.10%            1.10%
   SP DAVIS VALUE                                         0.75%         0.08%         N/A          0.83%            0.83%
   SP INVESCO SMALL COMPANY GROWTH                        0.95%         0.20%         N/A          1.15%            1.15%
   SP PIMCO HIGH YIELD                                    0.60%         0.22%         N/A          0.82%            0.82%
   SP PIMCO TOTAL RETURN                                  0.60%         0.16%         N/A          0.76%            0.76%
   SP SMALL/MID CAP VALUE                                 0.90%         0.15%         N/A          1.05%            1.05%

-----------------------------------------------------------------------------------------------------------------------------

 AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Value Fund                                    0.61%         0.15%         N/A          0.76%            0.76%
 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (1)
   VP Income & Growth Fund                                0.70%         0.00%         N/A          0.70%            0.70%
   VP Value Fund                                          1.00%         0.00%         N/A          1.00%            1.00%
 DREYFUS INVESTMENT PORTFOLIOS
   MidCap Stock Portfolio                                 0.75%         0.71%         N/A          1.46%            1.00%
 DREYFUS VARIABLE INVESTMENT FUND
   Small Cap Portfolio                                    0.75%         0.03%         N/A          0.78%            0.78%
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   Franklin Small Cap Fund - Class 2                      0.55%         0.27%        0.25%         1.07%            1.07%
 GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT) (2)
   CORE(SM) Small Cap Equity Fund                         0.75%         0.25%         N/A          1.00%            1.00%
 INVESCO VARIABLE INVESTMENT FUNDS, INC. (3)
   VIF - Technology Fund                                  0.75%         0.78%         N/A          1.53%            1.53%
   VIF - Utilities Fund                                   0.60%         1.08%         N/A          1.68%            1.68%
 JANUS ASPEN SERIES
   Aggressive Growth Portfolio - Service Shares           0.65%         0.02%        0.25%         0.92%            0.92%
   Balanced Portfolio - Service Shares                    0.65%         0.02%        0.25%         0.92%            0.92%
   Growth Portfolio - Institutional Shares (4)            0.65%         0.02%         N/A          0.67%            0.67%
   International Growth Portfolio - Service Shares        0.65%         0.11%        0.25%         1.01%            1.01%
 MFS(R) VARIABLE INSURANCE TRUSTSM   (5)
   Emerging Growth Series                                 0.75%         0.09%         N/A          0.84%            0.84%
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Aggressive Growth Fund/VA (Service Shares)             0.66%         0.01%        0.15%         0.82%            0.82%
 T. ROWE PRICE INTERNATIONAL SERIES, INC. (1)
   International Stock Portfolio                          1.05%         0.00%         N/A          1.05%            1.05%
 -----------------------------------------------------------------------------------------------------------------------------
  * Reflects fee waivers, reimbursement of expenses, or expense reductions, if any.
 -----------------------------------------------------------------------------------------------------------------------------

(1) AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. / T. ROWE PRICE INTERNATIONAL SERIES, INC.
    The Investment Advisory Fee includes the ordinary expenses of operating the Fund.

(2) GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
    The Investment Adviser had voluntarily agreed to reduce or limit certain Other Expenses to the extent such expenses exceed the percentage stated in the table above (as calculated per annum) of each Fund's respective average daily net assets.

(3) INVESCO VARIABLE INVESTMENT FUNDS, INC.
    The expense information presented in the table has been restated from the financials to reflect a change in the administrative services fee. Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses for the Fund did not exceed 1.25% for the Technology Fund and 1.15% for the Utilities Fund.

(4) JANUS ASPEN SERIES
    The table reflects expenses based on expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee. All expenses are shown without the effect of expense offset arrangements.


(5) MFS(RM) VARIABLE INSURANCE TRUST(SM)
    The 0.09% on "Other Expenses" does not take into account a 0.01% expense offset arrangement with the Fund's custodian and is therefore higher than the actual expenses of the Series.

THE EXPENSES RELATING TO THE FUNDS (OTHER THAN THOSE OF THE SERIES FUND) HAVE BEEN PROVIDED TO PRUCO LIFE OF NEW JERSEY BY THE FUNDS. PRUCO LIFE OF NEW JERSEY HAS NOT INDEPENDENTLY VERIFIED THEM.

DAILY DEDUCTION FROM THE CONTRACT FUND

Each day we deduct a charge from the assets of each of the variable investment options in an amount equivalent to an effective annual rate of up to 0.50%. Currently, we intend to charge 0.20%. This charge is intended to compensate Pruco Life of New Jersey for assuming mortality and expense risks under the Contract. The mortality risk assumed is that insureds may live for shorter periods of time than Pruco Life of New Jersey estimated when it determined what mortality charge to make. The expense risk assumed is that expenses incurred in issuing and administering the Contract will be greater than Pruco Life of New Jersey estimated in fixing its administrative charges.

MONTHLY DEDUCTIONS FROM THE CONTRACT FUND

Pruco Life of New Jersey deducts the following monthly charges proportionately from the dollar amounts held in each of the chosen investment option[s].

(a) An administrative charge based on the basic insurance amount is deducted. The charge is intended to compensate us for things like processing claims, keeping records and communicating with Contract owners. Currently, the charge is equal to $10 per month. Pruco Life of New Jersey reserves the right, however to charge up to $10 per Contract plus $0.05 per $1,000 of basic insurance amount each month.

     For example, a Contract with a basic insurance amount of $100,000 would currently have a charge equal to $10. The maximum charge for this same Contract would be $10 plus $5 for a total of $15 per month.

(b) A cost of insurance ("COI") charge is deducted. When an insured dies, the amount payable to the beneficiary (assuming there is no Contract debt) is larger than the Contract Fund - significantly larger if the insured dies in the early years of a Contract. The cost of insurance charges collected from all Contract owners enables Pruco Life of New Jersey to pay this larger death benefit. The maximum COI charge is determined by multiplying the "net amount at risk" under a Contract (the amount by which the Contract's death benefit exceeds the Contract Fund) by maximum COI rates. The maximum COI rates are based upon the 1980 Commissioners Standard Ordinary ("CSO") Tables and an insured's current attained age, sex (except where unisex rates apply), smoker/non-smoker status, and extra rating class, if any. At most ages, Pruco Life of New Jersey's current COI rates are lower than the maximum rates. For additional information, see INCREASES IN BASIC INSURANCE AMOUNT, page 26.

(c) You may add a Target Term Rider to the Contract. If you add this rider to the basic Contract, additional charges will be deducted.

(d) If an insured is in a substandard risk classification (for example, a person in a hazardous occupation), additional charges will be deducted.

(e) Although the Account is registered as a unit investment trust, it is not a separate taxpayer for purposes of the Code. The earnings of the Account are taxed as part of the operations of Pruco Life. Currently, no charge is being made to the Account for Pruco Life's federal income taxes. We will review the question of a charge to the Account for Pruco Life's federal income taxes periodically. Such a charge may be made in the future for any federal income taxes that would be attributable to the Account.

     Under current law, Pruco Life may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and they are not charged against the Account. If there is a material change in the applicable state or local tax laws, the imposition of any such taxes upon Pruco Life that are attributable to the Account may result in a corresponding charge against the Account.

TRANSACTION CHARGES

(a) We currently charge an administrative processing fee equal to the lesser of $25 or 2% of the withdrawal amount in connection with each withdrawal.

(b) We currently do not charge an administrative processing fee in connection with a change in basic insurance amount. We reserve the right to make such a charge in an amount of up to $25 for any change in basic insurance amount.

(c) We will charge an administrative processing fee of up to $25 for each transfer exceeding 12 in any Contract year.

(d) We may charge an administrative processing fee of up to $25 for any change in the Target Term Rider coverage amount for Contracts with this rider.

REDUCTION OF CHARGES

We reserve the right to reduce the sales charges and/or other charges on certain multiple life sales, where it is expected that the amount or nature of such multiple sales will result in savings of sales, administrative or other costs. We determine both the eligibility for such reduced charges, as well as the amount of such reductions, by considering the following factors:

    (1)  the number of individuals;

    (2) the total amount of premium payments expected to be received from these Contracts;

    (3) the nature of the association between these individuals, and the expected persistency of the individual Contracts;

    (4) the purpose for which the individual Contracts are purchased and whether that purpose makes it likely that costs will be reduced; and

    (5) any other circumstances which we believe to be relevant in determining whether reduced costs may be expected.

Some of the reductions in charges for these sales may be contractually guaranteed. We may withdraw or modify other reductions on a uniform basis. Our reductions in charges for these Contracts will not be unfairly discriminatory to the interests of any Contract owners.

REQUIREMENTS FOR ISSUANCE OF A CONTRACT


Pruco Life of New Jersey offers the Contract on a fully underwritten, simplified issue, and guaranteed issue basis. Fully underwritten Contracts require individualized evidence of the insured's insurability and rating class. Simplified issue Contracts reflect underwriting risk factors related to the issue of the Contract as one of several Contracts requiring some medical underwriting of the proposed insureds. Conversely, guaranteed issue Contracts are issued with minimal underwriting but may only be issued in certain circumstances on associated individuals, such as employees of a company who meet criteria established by Pruco Life of New Jersey. PRUSELECT (SM) III Contracts issued in New York are not eligible for simplified issue.


Pruco Life of New Jersey sets minimum face amounts that it offers. The minimum face amount offered may depend on whether the Contract is issued on a fully underwritten, simplified issue or guaranteed issue basis. Currently, the minimum total face amount (basic insurance amount plus any Target Term Rider coverage amount combined) that can be applied for is $100,000 for all three aforementioned underwriting bases. If the Target Term Rider is added to the Contract, neither the basic insurance amount nor the rider coverage amount can be less than $5,000. See RIDERS, page 18. Pruco Life of New Jersey may reduce the minimum face amounts of the Contracts it will issue. Furthermore, the Contract owner may establish a schedule under which the basic insurance amount increases on designated Contract anniversaries. See INCREASES IN BASIC INSURANCE AMOUNT, page 26.

Generally, the Contract may be issued on insureds between the ages of 20 and 75 for fully underwritten Contracts and between the ages of 20 and 64 for simplified and guaranteed issue Contracts. In its discretion, Pruco Life of New Jersey may issue the Contract on insureds of other ages.

SHORT-TERM CANCELLATION RIGHT OR "FREE-LOOK"

Generally, you may return the Contract for a refund within 10 days after you receive it. You can request a refund by mailing or delivering the Contract to the representative who sold it or to the Home Office specified in the Contract. A Contract returned according to this provision shall be deemed void from the beginning. You will then receive a refund of all premium payments made, plus or minus any change due to investment experience. However, if applicable law so requires and you exercise your short-term cancellation right, you will receive a refund of all premium payments made, with no adjustment for investment experience. For information on how premium payments are allocated during the "free-look" period, see ALLOCATION OF PREMIUMS, page 20.

TYPES OF DEATH BENEFIT

You may select from three types of death benefits. Generally, a Contract with a Type A (fixed) death benefit has a death benefit equal to the basic insurance amount. This type of death benefit does not vary with the investment performance of the investment options you selected, except in certain circumstances. See HOW A TYPE A (FIXED) CONTRACT'S DEATH BENEFIT WILL VARY, page 22. The payment of additional premiums and favorable investment results of the variable investment options to which the assets are allocated will generally increase the cash value. See HOW A CONTRACT'S SURRENDER VALUE WILL VARY, page 22.

A Contract with a Type B (variable) death benefit has a death benefit which will generally equal the basic insurance amount plus the Contract Fund. Since the Contract Fund is a part of the death benefit, favorable investment performance and payment of additional premiums generally result in an increase in the death benefit as well as in the cash value. Over time, however, the increase in the cash value will be less than under a Type A (fixed) Contract. This is because, given two Contracts with the same basic insurance amount and equal Contract Funds, generally the cost of insurance charge for a Type B (variable) Contract will be greater. Unfavorable investment performance will result in decreases in the death benefit and in the cash value. But, as long as the Contract is not in default, the death benefit may not fall below the basic insurance amount stated in the Contract. See HOW A CONTRACT'S SURRENDER VALUE WILL VARY, page 22 and HOW A TYPE B (VARIABLE) CONTRACT'S DEATH BENEFIT WILL VARY, page 23.

A Contract with a Type C (return of premium) death benefit has a death benefit which will generally equal the basic insurance amount plus the total premiums paid into the Contract less withdrawals, accumulated at an interest rate (between 0% and 8%; in 1/2% increments) chosen by the Contract owner to the date of death. This death benefit allows the Contract owner, in effect, to recover the cost of the Contract, plus a predetermined rate of return, upon the death of the insured. Under certain circumstances, it is possible for a Type C Contract's death benefit to fall below the basic insurance amount. Favorable investment performance and payment of additional premiums will generally increase the Contract's cash value. Over time, however, the increase in cash value will be less than under a Type A (fixed) Contract. See HOW A CONTRACT'S SURRENDER VALUE WILL VARY, page 22 and HOW A TYPE C (RETURN OF PREMIUM) CONTRACT'S DEATH BENEFIT WILL VARY, page 24.

In choosing a death benefit type, you should also consider whether you intend to use the withdrawal feature. Contract owners of Type A (fixed) Contracts should note that any withdrawal may result in a reduction of the basic insurance amount. In addition, we will not allow you to make a withdrawal that will decrease the basic insurance amount below the minimum basic insurance amount. Furthermore, the sum of the basic insurance amount and the Target Term Rider must equal or exceed $100,000. See REQUIREMENTS FOR ISSUANCE OF A CONTRACT, page
16. For Type B (variable) and Type C (return of premium) Contracts, withdrawals will not change the basic insurance amount. See WITHDRAWALS, page 25.

CHANGING THE TYPE OF DEATH BENEFIT

You may change the type of death benefit at any time and subject to Pruco Life of New Jersey's approval. We will increase or decrease the basic insurance amount so that the death benefit immediately after the change matches the death benefit immediately before the change.

If you are changing your Contract's type of death benefit from a Type A (fixed) to a Type B (variable) death benefit, we will reduce the basic insurance amount by the amount in your Contract Fund on the date the change takes place.

If you are changing from a Type A (fixed) to a Type C (return of premium) death benefit, we will change the basic insurance amount by subtracting the total premiums paid on this Contract minus total withdrawals on the date the change takes effect.

If you are changing from a Type B (variable) to a Type A (fixed) death benefit, we will increase the basic insurance amount by the amount in your Contract Fund on the date the change takes place.

If you are changing from a Type B (variable) to a Type C (return of premium) death benefit, we first find the difference between: (1) the amount in your Contract Fund and (2) the total premiums paid on this Contract minus total withdrawals, determined on the date the change takes effect. If (1) is larger than (2), we will increase the basic insurance amount by that difference. If (2) is larger than (1), we will reduce the basic insurance amount by that difference.

If you are changing from a Type C (return of premium) to a Type A (fixed) death benefit, we will change the basic insurance amount by adding the total premiums paid minus total withdrawals to this Contract both accumulated with interest at the rate(s) chosen by the Contract owner on the date the change takes place.

If you are changing from a Type C (return of premium) to a Type B (variable) death benefit, we first find the difference between: (1) the Contract Fund and
(2) the total premiums paid minus total withdrawals to this Contract both accumulated with interest at the rate(s) chosen by the Contract owner as of the date the change takes place. If (2) is larger than (1), we will increase the basic insurance amount by that difference. If (1) is larger than (2), we will reduce the basic insurance amount by that difference.

The basic insurance amount after a change may not be lower than the minimum basic insurance amount applicable to the Contract. In addition, the sum of the basic insurance amount and the Target Term Rider must equal or exceed $100,000. See REQUIREMENTS FOR ISSUANCE OF A CONTRACT, page 16. We reserve the right to make an administrative processing charge of up to $25 for any change in the basic insurance amount, although we do not currently do so. See CHARGES AND EXPENSES, page 12.

The following chart illustrates the changes in basic insurance amount with each change of death benefit type described above. The chart assumes a $50,000 Contract Fund and a $300,000 death benefit. For changes to and from a Type C death benefit, the chart assumes $40,000 in total premiums minus total withdrawals and the rate chosen to accumulate premiums minus withdrawals is 0%.

--------------------------------------------------------------------
                       BASIC INSURANCE AMOUNT
====================================================================
         FROM                               TO
--------------------------------------------------------------------
        TYPE A                 TYPE B                 TYPE C
       $300,000               $250,000               $260,000
--------------------------------------------------------------------
        TYPE B                 TYPE A                 TYPE C
       $250,000               $300,000               $260,000
--------------------------------------------------------------------
        TYPE C                 TYPE A                 TYPE B
       $260,000               $300,000               $250,000
--------------------------------------------------------------------

To request a change, fill out an application for change which can be obtained from your Pruco Life of New Jersey representative or a Home Office. If the change is approved, we will recompute the Contract's charges and appropriate tables and send you new Contract data pages. We may require you to send us your Contract before making the change.

RIDERS

Contract owners may be able to obtain extra benefits which may involve an extra charge. These optional insurance benefits will be described in what is known as a "rider" to the Contract. Charges applicable to riders will be deducted from the Contract Fund on each Monthly date.

TARGET TERM RIDER

The Target Term Rider provides a flexible term insurance benefit to attained age 100 on the life of the insured. The Contract owner specifies the amount of term rider coverage he or she desires. This amount is called the rider coverage amount and is the maximum death benefit payable under the rider. The sum of the base Contract's basic insurance amount and the rider coverage amount equals the target coverage amount. The Rider death benefit fluctuates as the base Contract's death benefit changes, as described below. See TAX TREATMENT OF CONTRACT BENEFITS, page 30.

When the Contract Fund has not grown to the point where the base Contract's death benefit is increased to satisfy the Internal Revenue Code's definition of life insurance, the rider death benefit equals the rider coverage amount. However, once the Contract Fund has grown to the point where the base Contract's death benefit begins to vary as required by the Internal Revenue Code's definition of life insurance, the rider's death benefit will decrease (or increase) dollar for dollar as the base Contract's death benefit increases (or decreases). It is possible for the Contract Fund and, consequently, the base Contract's death benefit to grow to the point where the rider death benefit is reduced to zero. As we state above, however, the rider death benefit will never increase beyond the rider coverage amount. In addition, you may change the rider coverage amount once each Contract year while the rider is in-force.


         $500,000 BASIC INSURANCE AMOUNT AND $500,000 TARGET TERM RIDER
                              TYPE A DEATH BENEFIT


                                    [GRAPH]



The following factors should be considered when adding a Target Term Rider to your Contract:

1. The sales expense charge for a Contract with a Target Term Rider is less than that for an all base policy with the same death benefit. This is because the sales expense charge is based on the Target Premium (referred to as "segment allocation amount" in your Contract) of the Contract's basic insurance amount (BIA) only. For example, consider two identical $1,000,000 policies; the first with a $1,000,000 BIA and the other with a $500,000 BIA and $500,000 of rider coverage amount. The sales expense charge for the first policy will be based on the Target Premium of a $1,000,000 BIA while the sales expense charge for the second policy will be based on the Target Premium of a $500,000 BIA only. See CHARGES AND EXPENSES, page 12.

2. The current Cost of Insurance (COI) is different for the basic insurance amount and for the rider coverage amount. Cost of Insurance is determined by multiplying the COI rates by the Contract's "net amount of risk." The "net amount of risk" is the amount by which the Contract's death benefit exceeds the Contract Fund. The COI rates for both the basic insurance amount and the Target Term Rider will increase annually. However, current COI rates for the Target Term Rider are less than the current rates for the basic insurance amount death benefit for the first ten years, but are greater thereafter.

3. You may increase or decrease both your basic insurance amount and rider coverage amount after issue subject to the underwriting requirements determined by Pruco Life of New Jersey. See INCREASES IN BASIC INSURANCE AMOUNT, page 26 and DECREASES IN BASIC INSURANCE AMOUNT, page 27. Increasing your basic insurance amount after issue increases your sales expense charges on any premiums paid after the effective date of the increase for that portion of the premium allocated to the new coverage segment.

4. The amount and timing of premium payments, loans, and withdrawals you make under the Contract and your choice of definition of life insurance test (see TAX TREATMENT OF CONTRACT BENEFITS, page 30) will all be factors in determining the relative performance of a Contract with and without a Target Term Rider.

5. Investment experience will be a factor in determining the relative performance of a Contract with and without a Target Term Rider.

The five factors outlined above can have opposite effects on the financial performance of a Contract, including the amount of the Contract's cash value and death benefit. It is important that you ask your Pruco Life of New Jersey representative to see illustrations based on different combinations of all of the above. You can then discuss with your Pruco Life of New Jersey representative how these combinations may address your objectives.

PREMIUMS

The Contract is a flexible premium contract. The minimum initial premium is due on or before the Contract date. It is the premium needed to start the Contract. There is no insurance under the Contract unless the minimum initial premium is paid. Thereafter, you decide when to make premium payments and, subject to a $25 minimum, in what amounts. We reserve the right to refuse to accept any payment that increases the death benefit by more than it increases the Contract Fund. See HOW A TYPE A (FIXED) CONTRACT'S DEATH BENEFIT WILL VARY, page 22, HOW A TYPE B (VARIABLE) CONTRACT'S DEATH BENEFIT WILL VARY, page 23 and HOW A TYPE C (RETURN OF PREMIUM) CONTRACT'S DEATH BENEFIT WILL VARY, page 24. There are circumstances under which the payment of premiums in amounts that are too large may cause the Contract to be characterized as a Modified Endowment Contract, which could be significantly disadvantageous. See TAX TREATMENT OF CONTRACT BENEFITS, page 30.

We can bill you for the amount you select annually, semi-annually, quarterly or monthly. Because the Contract is a flexible premium contract, there are no premium due dates. When you receive a premium notice, you are not required to pay this amount. The Contract will remain in-force if the Contract Fund is greater than zero and more than any Contract debt. When you apply for the Contract, you should discuss with your Pruco Life of New Jersey representative how frequently you would like to be billed (if at all) and for what amount.

ALLOCATION OF PREMIUMS

On the Contract date, we deduct the charge for sales expenses and the charge for taxes attributable to premiums from the initial premium. See CHARGES AND EXPENSES, page 12. Also on the Contract date, the remainder of the initial premium and any other premium received during the short-term cancellation right ("free-look") period, will be allocated to the Money Market investment option and the first monthly deductions are made. At the end of the "free-look" period, these funds will be allocated among the variable investment options according to your desired allocation, as specified in the application form. See SHORT-TERM CANCELLATION RIGHT OR "FREE-LOOK", page 17. If the first premium is received before the Contract date, there will be a period during which the Contract owner's initial premium will not be invested.


The charge for sales expenses and the charge for taxes attributable to premiums also apply to all subsequent premium payments. The remainder of each subsequent premium payment will be invested as of the end of the valuation period in which it is received at a Home Office, in accordance with the allocation you previously designated. Provided the Contract is not in default, you may change the way in which subsequent premiums are allocated by giving written notice to a Home Office or by telephoning a Home Office, provided you are enrolled to use the Telephone Transfer System. There is no charge for reallocating future premiums. All percentage allocations must be in whole numbers. For example, 33% can be selected but 33% cannot. Of course, the total allocation to all selected investment options must equal 100%. We will not permit a change in the allocation that would cause the number of active investment options to exceed sixteen.


TRANSFERS


You may, up to 12 times each Contract year, transfer amounts from one variable investment option to another variable investment option without charge. Additional transfers may be made during each Contract year, but only with our consent. There is an administrative charge of up to $25 for each transfer made exceeding 12 in any Contract year. All or a portion of the amount credited to a variable investment option may be transferred. We will not permit a transfer that would cause the number of active investment options to exceed sixteen.

Transfers among variable investment options will take effect as of the end of the valuation period in which a proper transfer request is received at a Home Office. The request may be in terms of dollars, such as a request to transfer $5,000 from one variable investment option to another, or may be in terms of a percentage reallocation among variable investment options. In the latter case, as with premium reallocations, the percentages must be in whole numbers. You may transfer amounts by proper written notice to a Home Office or by telephone, provided you are enrolled to use the Telephone Transfer System. You will automatically be enrolled to use the Telephone Transfer System unless the Contract is jointly owned or you elect not to have this privilege. Telephone transfers may not be available on Contracts that are assigned (see ASSIGNMENT, page 33), depending on the terms of the assignment.

We will use reasonable procedures, such as asking you to provide certain personal information provided on your application for insurance, to confirm that instructions given by telephone are genuine. We will not be held liable for following telephone instructions that we reasonably believe to be genuine. Pruco Life of New Jersey cannot guarantee that you will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.

The Contract was not designed for professional market timing organizations, other organizations, or individuals using programmed, large, or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the investment option or to the disadvantage of other contract owners. If such a pattern were to be found, we may modify your right to make transfers by restricting the number, timing and amount of transfers. We also reserve the right to prohibit transfer requests made by an individual acting under a power of attorney on behalf of more than one contract owner.

DOLLAR COST AVERAGING

We offer a feature called Dollar Cost Averaging ("DCA"). Under this feature, either fixed dollar amounts or a percentage of the amount designated for use under the DCA option will be transferred periodically from the DCA Money Market investment option into variable investment options available under the Contract. You may choose to have periodic transfers made monthly or quarterly. DCA transfers will not begin until the end of the "free-look" period. See SHORT-TERM CANCELLATION RIGHT OR "FREE-LOOK", page 17.

Each automatic transfer will take effect as of the end of the valuation period on the date coinciding with the periodic timing you designate provided the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, or if the date does not occur in that particular month, the transfer will take effect as of the end of the valuation period which immediately follows that date. Automatic transfers will continue until: (1) $50 or less remains of the amount designated for Dollar Cost Averaging, at which time the remaining amount will be transferred; or (2) you give us notification of a change in DCA allocation or cancellation of the feature. Currently, a transfer that occurs under the DCA feature is not counted towards the 12 free transfers permitted each Contract year. We reserve the right to change this practice, modify the requirements, or discontinue the feature.

AUTO-REBALANCING

As an administrative practice, we are currently offering a feature called Auto-Rebalancing. This feature allows you to automatically rebalance assets in the variable investment options at specified intervals based on percentage allocations that you choose. For example, suppose your initial investment allocation of variable investment options X and Y is split 40% and 60%, respectively. Then, due to investment results, that split changes. You may instruct that those assets be rebalanced to your original or different allocation percentages. Auto-Rebalancing is not available until the end of the "free-look" period. See SHORT-TERM CANCELLATION RIGHT OR "FREE-LOOK", page 17.

Auto-Rebalancing can be performed on a quarterly, semi-annual, or annual basis. Each rebalance will take effect as of the end of the valuation period on the date coinciding with the periodic timing you designate provided the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, or if the date does not occur in that particular month, the transfer will take effect as of the end of the valuation period which immediately follows that date. Currently, a transfer that occurs under the Auto-Rebalancing feature is not counted towards the 12 free transfers permitted each Contract year. We reserve the right to change this practice, modify the requirements or discontinue the feature.

HOW A CONTRACT'S SURRENDER VALUE WILL VARY

You may surrender the Contract for its surrender value. The Contract's surrender value on any date will be the Contract Fund less any Contract debt plus any return of sales charges. See CONTRACT LOANS, page 30 and RETURN OF SALES CHARGES, page 13. The Contract Fund value changes daily, reflecting: (1) increases or decreases in the value of the variable investment option[s]; (2) interest credited on any loan; and (3) the daily asset charge for mortality and expense risks assessed against the variable investment options. The Contract Fund value also changes to reflect the receipt of premium payments and the monthly deductions described under CHARGES AND EXPENSES, page 12. Upon request, Pruco Life of New Jersey will tell you the surrender value of your Contract. It is possible for the surrender value of a Contract to decline to zero because of unfavorable investment performance or outstanding Contract debt.

The tables on pages T1 through T10 of this prospectus illustrate approximately what the surrender values would be for representative Contracts, assuming hypothetical uniform investment results in the Fund portfolios. See ILLUSTRATIONS OF SURRENDER VALUES, DEATH BENEFITS, AND ACCUMULATED PREMIUMS, page 28.

HOW A TYPE A (FIXED) CONTRACT'S DEATH BENEFIT WILL VARY

As described earlier, there are three types of death benefit available under the
Contract: (1) Type A, a generally fixed death benefit; (2) Type B, a variable death benefit and; (3) Type C, a return of premium death benefit. A Type B (variable) death benefit varies with investment performance while Type A (fixed) and Type C (return of premium) death benefits do not, unless they must be increased to comply with the Internal Revenue Code's definition of life insurance.

Under a Type A (fixed) Contract, the death benefit is generally equal to the basic insurance amount. If the Contract is kept in-force for several years, depending on how much premium you pay, and/or if investment performance is reasonably favorable, the Contract Fund may grow to the point where Pruco Life of New Jersey will increase the death benefit in order to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.

The death benefit under a Type A (fixed) Contract will always be the greater of:

     (1) the basic insurance amount; and

     (2) the Contract Fund before the deduction of any monthly charges due on that date plus any return of sales charges, multiplied by the attained age factor that applies.

A listing of attained age factors can be found on your Contract data pages. The second provision ensures that the Contract will always have a death benefit large enough to be treated as life insurance for tax purposes under current law. Before the Contract is issued, the Contract owner may choose between two methods that we use to determine the tax treatment of the Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 30, for a discussion of these methods and the impact of each on the Contract's values, benefits and tax status.

The following table illustrates at different ages how the attained age factor affects the death benefit for different Contract Fund amounts. The table assumes that a $250,000 Type A (fixed) Contract was issued when the insured was a male nonsmoker, age 35.

                                        TYPE A (FIXED) DEATH BENEFIT

-------------------------------------------------------------------------------------------------------------------------
                     IF                                                          THEN
--------------------------------------------- ---------------------------------------------------------------------------

          THE             AND THE CONTRACT      THE ATTAINED AGE        THE CONTRACT FUND
        INSURED                FUND IS            FACTOR IS**       MULTIPLIED BY THE ATTAINED       AND THE DEATH
         IS AGE                                                           AGE FACTOR IS                BENEFIT IS
----------------------- --------------------- -------------------- ---------------------------- -------------------------
          40                  $ 25,000                3.57                    89,250                    $250,000
          40                  $ 75,000                3.57                   267,750                    $267,750*
          40                  $100,000                3.57                   357,000                    $357,000*
----------------------- --------------------- -------------------- ---------------------------- -------------------------
          60                  $ 75,000                1.92                   144,000                    $250,000
          60                  $125,000                1.92                   240,000                    $250,000
          60                  $150,000                1.92                   288,000                    $288,000*
----------------------- --------------------- -------------------- ---------------------------- -------------------------
          80                  $150,000                1.26                   189,000                    $250,000
          80                  $200,000                1.26                   252,000                    $252,000*
          80                  $225,000                1.26                   283,500                    $283,500*
----------------------- --------------------- -------------------- ---------------------------- -------------------------

 * Note that the death benefit has been increased to comply with the Internal Revenue Code's definition of life insurance.
** Assumes the Contract Owner selected the Cash Value Accumulation Test.
--------------------------------------------------------------------------------

This means, for example, that if the insured has reached the age of 60, and the Contract Fund is $150,000, the death benefit will be $288,000, even though the basic insurance amount is $250,000. In this situation, for every $1 increase in the Contract Fund, the death benefit will be increased by $1.92. We reserve the right to refuse to accept any premium payment that increases the death benefit by more than it increases the Contract Fund.

HOW A TYPE B (VARIABLE) CONTRACT'S DEATH BENEFIT WILL VARY

Under a Type B (variable) Contract, while the Contract is in-force, the death benefit will never be less than the basic insurance amount, but will also vary, immediately after it is issued, with the investment results of the selected variable investment options. The death benefit may be further increased to ensure that the Contract will satisfy the Internal Revenue Code's definition of life insurance.

The death benefit under a Type B (variable) Contract will always be the greater of:

     (1) the basic insurance amount plus the Contract Fund before the deduction of any monthly charges due on that date; and

     (2) the Contract Fund before the deduction of any monthly charges due on that date plus any return of sales charges, multiplied by the attained age factor that applies.

For purposes of computing the death benefit, if the Contract Fund is less than zero we will consider it to be zero. A listing of attained age factors can be found on your Contract data pages. The latter provision ensures that the Contract will always have a death benefit large enough to be treated as life insurance for tax purposes under current law. Before the Contract is issued, the Contract owner may choose between two methods that we use to determine the tax treatment of the Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 30, for a discussion of these methods and the impact of each on the Contract's values, benefits and tax status.

The following table illustrates various attained age factors and Contract Funds and the corresponding death benefits. The table assumes a $250,000 Type B (variable) Contract was issued when the insured was a male nonsmoker, age 35.

                                              TYPE B (VARIABLE) DEATH BENEFIT

-------------------------------------------- -----------------------------------------------------------------------------
                     IF                                                          THEN
-------------------------------------------- -----------------------------------------------------------------------------
          THE             AND THE CONTRACT     THE ATTAINED AGE         THE CONTRACT FUND
        INSURED               FUND IS            FACTOR IS **      MULTIPLIED BY THE ATTAINED        AND THE DEATH
        IS AGE                                                           AGE FACTOR IS                BENEFIT IS
----------------------- -------------------- --------------------- --------------------------- ---------------------------
          40                  $ 25,000               3.57                     89,250                    $275,000
          40                  $ 75,000               3.57                    267,750                    $325,000
          40                  $100,000               3.57                    357,000                    $357,000*
----------------------- -------------------- --------------------- --------------------------- ---------------------------
          60                  $ 75,000               1.92                    144,000                    $325,000
          60                  $125,000               1.92                    240,000                    $375,000
          60                  $150,000               1.92                    288,000                    $400,000
----------------------- -------------------- --------------------- --------------------------- ---------------------------
          80                  $150,000               1.26                    189,000                    $400,000
          80                  $200,000               1.26                    252,000                    $450,000
          80                  $225,000               1.26                    283,500                    $475,000
----------------------- -------------------- --------------------- --------------------------- ---------------------------

 * Note that the death benefit has been increased to comply with the Internal Revenue Code's definition of life insurance.
** Assumes the Contract Owner selected the Cash Value Accumulation Test.
--------------------------------------------------------------------------------

This means, for example, that if the insured has reached the age of 40, and the Contract Fund is $100,000, the death benefit will be $357,000, even though the basic insurance amount is $250,000. In this situation, for every $1 increase in the Contract Fund, the death benefit will be increased by $3.57. We reserve the right to refuse to accept any premium payment that increases the death benefit by more than it increases the Contract Fund.

HOW A TYPE C (RETURN OF PREMIUM) CONTRACT'S DEATH BENEFIT WILL VARY

Under a Type C (return of premium) Contract, while the Contract is in-force, the death benefit will be the greater of:

     (1) the basic insurance amount plus the total premiums paid into the Contract less any withdrawals, accumulated at an interest rate (between 0% and 8%; in 1/2% increments) chosen by the Contract owner to the date of death; and

     (2) the Contract Fund before the deduction of monthly charges due on that date plus any return of sales charges, multiplied by the attained age factor that applies.

A listing of attained age factors can be found on your Contract data pages. The latter provision ensures that the Contract will always have a death benefit large enough so that the Contract will be treated as life insurance for tax purposes under current law. Before the Contract is issued, the Contract owner may choose between two methods that we use to determine the tax treatment of the Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 30, for a discussion of these methods and the impact of each on the Contract's values, benefits and tax status.

Unlike Type A and Type B Contracts, the death benefit of a Type C Contract may be less than the basic insurance amount in the event total withdrawals plus interest is greater than total premiums paid plus interest.

The following table illustrates various attained age factors and Contract Funds and the corresponding death benefits. The table assumes a $250,000 Type C (return of premium) Contract was issued when the insured was a male nonsmoker, age 35.

                    TYPE C (RETURN OF PREMIUM) DEATH BENEFIT

 ------------------------------------------------------------------ ----------------------------------------------------------------
                                 IF                                                                  THEN
 ------------------------------------------------------------------ ----------------------------------------------------------------
                                                  AND THE
                                                PREMIUMS PAID                               THE CONTRACT FUND
         THE          AND THE CONTRACT             LESS ANY           THE ATTAINED AGE      MULTIPLIED BY THE          AND THE DEATH
       INSURED             FUND IS             WITHDRAWALS WITH          FACTOR IS**      ATTAINED AGE FACTOR IS        BENEFIT IS
       IS AGE                                 INTEREST EQUALS
 -----------------------------------------------------------------------------------------------------------------------------------
         40               $ 25,000                $15,000                  3.57                   89,250                  $265,000
         40               $ 75,000                $60,000                  3.57                  267,750                  $310,000
         40               $100,000                $80,000                  3.57                  357,000                  $357,000*
 ------------------- ------------------- -------------------------- ------------------- ------------------------- ------------------
         60               $ 75,000                $ 60,000                 1.92                  144,000                  $310,000
         60               $125,000                $100,000                 1.92                  240,000                  $350,000
         60               $150,000                $125,000                 1.92                  288,000                  $375,000
 ------------------- ------------------- -------------------------- ------------------- ------------------------- ------------------
         80               $150,000                $125,000                 1.26                  189,000                  $375,000
         80               $200,000                $150,000                 1.26                  252,000                  $400,000
         80               $225,000                $175,000                 1.26                  283,500                  $425,000
 ------------------- ------------------- -------------------------- ------------------- ------------------------- ------------------

  * Note that the death benefit has been increased to comply with the Internal Revenue Code's definition of life insurance.
 ** Assumes the Contract owner selected the Cash Value Accumulation Test.

This means, for example, that if the insured has reached the age of 40, and the premiums paid with interest less any withdrawals equals $80,000, the death benefit will be $357,000, even though the basic insurance amount is $250,000. In this situation, for every $1 increase in the Contract Fund, the death benefit will be increased by $3.57. We reserve the right to refuse to accept any premium payment that increases the death benefit by more than it increases the Contract Fund.

SURRENDER OF A CONTRACT

A Contract may be surrendered for its net cash value (or for a fixed reduced paid-up insurance benefit in New York state) while the insured is living. To surrender a Contract, we may require you to deliver or mail the Contract with a written request in a form that meets Pruco Life of New Jersey's needs, to a Home Office. The surrender value of a surrendered Contract will be determined as of the end of the valuation period in which such a request is received in a Home Office. If the Contract is fully surrendered within the first four Contract years, you may be entitled to a return of sales charges. See CHARGES AND EXPENSES, page 12. Surrender of a Contract may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 30.

Fixed reduced paid-up insurance (available in New York state only) provides paid-up insurance, the amount of which will be paid when the insured dies. There will be cash values and loan values. The loan interest rate for fixed reduced paid-up insurance is 5%. Upon surrender of the Contract, the amount of fixed reduced paid-up insurance depends upon the net cash value and the insured's issue age, sex, smoker/non-smoker status, and the length of time since the Contract date.

WITHDRAWALS

Under certain circumstances, you may withdraw a portion of the Contract's net cash value without surrendering the Contract. The withdrawal amount is limited by the requirement that the net cash value after the withdrawal may not be zero or less than zero. The amount withdrawn must be at least $500. There is an administrative processing fee for each withdrawal which is the lesser of: (a) $25 and; (b) 2% of the withdrawal amount. An amount withdrawn may not be repaid except as a premium subject to the applicable charges. Upon request, we will tell you how much you may withdraw. Withdrawals may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 30.

Generally, whenever a withdrawal is made, the death benefit will be immediately reduced by at least the amount of the withdrawal. Withdrawals under Type B (variable) and Type C (return of premium) Contracts, will not change the basic insurance amount. However, under a Type A (fixed) Contract, the withdrawal may require a reduction in the basic insurance amount, unless you provide evidence that the insured is insurable for the increase in net amount at risk. In addition, no withdrawal will be permitted under a Type A (fixed) Contract if it would result in a basic insurance amount of less than the minimum basic insurance amount. Furthermore, the sum of the basic insurance amount and the Target Term Rider must equal or exceed $100,000. See REQUIREMENTS FOR ISSUANCE OF A CONTRACT, page 16. It is important to note, however, that if the basic insurance amount is decreased, there is a possibility that the Contract might be classified as a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 30. Before making any withdrawal which causes a decrease in basic insurance amount, you should consult with your tax adviser and your Pruco Life of New Jersey representative.

When a withdrawal is made, the Contract Fund is reduced by the sum of the cash withdrawn and the withdrawal fee. An amount equal to the reduction in the Contract Fund will be withdrawn proportionally from the investment options unless you direct otherwise.

Withdrawals increase the risk that the Contract Fund may be insufficient to provide Contract benefits. If such a withdrawal is followed by unfavorable investment experience, the Contract may go into default.

LAPSE AND REINSTATEMENT

Pruco Life of New Jersey will determine the value of the Contract Fund on each Monthly date. If the Contract Fund is zero or less, the Contract is in default. If the Contract debt ever grows to be equal to or more than the Contract Fund, the Contract will be in default. Should this happen, Pruco Life of New Jersey will send you a notice of default setting forth the payment which we estimate will keep the Contract in-force for three months from the date of default. This payment must be received at a Home Office within the 61-day grace period after the notice of default is mailed or the Contract will end and have no value. A Contract that lapses with an outstanding Contract loan may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 30.

A Contract that ended in default may be reinstated within 5 years after the date of default if the following conditions are met: (1) renewed evidence of insurability is provided on the insured; (2) submission of certain payments sufficient to bring the Contract up to date plus a premium that we estimate will cover all charges and deductions for the next three months; and (3) any Contract debt with interest to date must be restored or paid back. If the Contract debt is restored and the debt with interest would exceed the loan value of the reinstated Contract, the excess must be paid to us before reinstatement. The reinstatement date will be the Monthly date that coincides with or next follows the date we approve your request. We will deduct all required charges from your payment and the balance will be placed into your Contract Fund.

INCREASES IN BASIC INSURANCE AMOUNT

Subject to state approval and subject to the underwriting requirements determined by Pruco Life of New Jersey, you may increase the amount of insurance by increasing the basic insurance amount of the Contract. We will allow up to 98 increases during the life of the Contract. The following conditions must be met:

     (1) you must ask for the change in a form that meets Pruco Life of New Jersey's needs;

     (2) the amount of the increase must be at least equal to the minimum increase in basic insurance amount shown under CONTRACT LIMITATIONS in your Contract data pages;

     (3) you must prove to us that the insured is insurable for any increase;

     (4) the Contract must not be in default; and

     (5) if we ask you to do so, you must send us the Contract to be endorsed.

If we approve the change, we will send you new Contract data pages showing the amount and effective date of the change and the recomputed charges, values and limitations. If the insured is not living on the effective date, the change will not take effect. No administrative processing charge is currently being made in connection with an increase in basic insurance amount. We reserve the right to make such a charge in an amount of up to $25.

Furthermore, you may establish a schedule under which the basic insurance amount increases on designated Contract anniversaries. The schedule of increases must meet the following conditions:

     (1) The amount of each scheduled increase must be at least equal to the minimum increase in basic insurance amount shown under CONTRACT LIMITATIONS in your Contract data pages.

     (2) The amount of each scheduled increase cannot exceed:

         (a) 20% of the underwritten death benefit (at issue, the underwritten death benefit is equal to the face amount on the Contract date) for increases scheduled to take place at attained ages up to and including 65; or

         (b) 10% of the underwritten death benefit for increases scheduled to take place at attained ages from 66 up to and including 70.

     (3) Increases cannot be scheduled to take place after attained age 70.

     (4) The total face amount including scheduled increases can never exceed 4 times the underwritten death benefit for fully underwritten Contracts or 2 times the underwritten death benefit for Contracts issued on a simplified issue or guaranteed issue basis.

These are our current guidelines. We reserve the right to change these conditions.

For sales load purposes, the Target Premium (referred to as "segment allocation amount" in your Contract) is calculated separately for each coverage segment. When premiums are paid, each premium payment is allocated to each coverage segment based on the proportion of its Target Premium to the total of all Target Premiums currently in effect. Currently, the sales load charge for each segment is equal to 13 1/2% of the allocated premium paid in each Contract year up to the Target Premium and 2% on any excess. See CHARGES AND EXPENSES, page 12.

The COI rates for an increase in basic insurance amount are based upon 1980 CSO Tables, the age at the increase effective date and the number of years since then, sex (except where unisex rates apply), smoker/nonsmoker status, and extra rating class, if any. The net amount at risk for the whole Contract (the death benefit minus the Contract Fund) is allocated to each basic insurance amount segment based on the proportion of its basic insurance amount to the total of all basic insurance amount segments. In addition, the attained age factor for a Contract with an increase in basic insurance amount is based on the Insured's attained age for the initial basic insurance amount segment. For a description of attained age factor, see HOW A TYPE A (FIXED) CONTRACT'S DEATH BENEFIT WILL VARY, page 22, HOW A TYPE B (VARIABLE) CONTRACT'S DEATH BENEFIT WILL VARY, page 23 and HOW A TYPE C (RETURN OF PREMIUM) CONTRACT'S DEATH BENEFIT WILL VARY, page 24.

Each Contract owner who elects to increase the basic insurance amount of his or her Contract will receive a "free-look" right which will apply only to the increase in basic insurance amount, not the entire Contract. This right is comparable to the right afforded to a purchaser of a new Contract except that, any cost of insurance charge for the increase in the basic insurance amount will be returned to the Contract Fund instead of a refund of premium. See SHORT-TERM CANCELLATION RIGHT OR "FREE-LOOK", page 17. Generally, the "free-look" right would have to be exercised no later than 10 days after receipt of the Contract as increased.

An increase in basic insurance amount may cause the Contract to be classified as a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 30. Therefore, before increasing the basic insurance amount, you should consult with your tax adviser and your Pruco Life of New Jersey representative.

DECREASES IN BASIC INSURANCE AMOUNT

As explained earlier, you may make a withdrawal. See WITHDRAWALS, page 25. You also have the option of decreasing the basic insurance amount of your Contract without withdrawing any cash value. Contract owners who conclude that, because of changed circumstances, the amount of insurance is greater than needed will be able to decrease their amount of insurance protection, and the monthly deductions for the cost of insurance. The amount of the decrease must be at least equal to the minimum decrease in basic insurance amount shown under CONTRACT LIMITATIONS in your Contract data pages. In addition, the basic insurance amount after the decrease must be at least equal to the minimum basic insurance amount shown under CONTRACT LIMITATIONS in your Contract data pages. No administrative processing charge is currently being made in connection with a decrease in basic insurance amount. We reserve the right to make such a charge in an amount of up to $25. See CHARGES AND EXPENSES, page 12. If we ask you to, you must send us your Contract to be endorsed. The Contract will be amended to show the new basic insurance amount, charges, values in the appropriate tables and the effective date of the decrease.

We may decline a reduction if we determine it would cause the Contract to fail to qualify as "life insurance" for purposes of Section 7702 of the Internal Revenue Code. See TAX TREATMENT OF CONTRACT BENEFITS, page 30. Furthermore, a decrease will not take effect if the insured is not living on the effective date.

It is important to note, however, that if the basic insurance amount is decreased, there is a possibility that the Contract might be classified as a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 30. Before requesting any decrease in basic insurance amount, you should consult with your tax adviser and your Pruco Life of New Jersey representative.

WHEN PROCEEDS ARE PAID

Pruco Life of New Jersey will generally pay any death benefit, cash value, loan proceeds or withdrawal within seven days after all the documents required for such a payment are received at a Home Office. Other than the death benefit, which is determined as of the date of death, the amount will be determined as of the end of the valuation period in which the necessary documents are received at a Home Office. However, Pruco Life of New Jersey may delay payment of proceeds from the variable investment option[s] and the variable portion of the death benefit due under the Contract if the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.

ILLUSTRATIONS OF SURRENDER VALUES, DEATH BENEFITS, AND ACCUMULATED PREMIUMS

The following tables show how a Contract's death benefit and surrender values change with the investment experience of the Account. They are "hypothetical" because they are based, in part, upon several assumptions, which are described below. All the tables assume the following:

o a Contract bought by a 45 year old male, select, non-smoker, with no extra risks or substandard ratings, issued on a Guaranteed Issue basis.

o a given premium amount is paid on each Contract anniversary for seven years and no loans are taken.

o the Contract Fund has been invested in equal amounts in each of the 15 portfolios of the Funds.

The first two tables (pages T1 and T2) assume: (1) a Type A (fixed) Contract has been purchased, (2) a $1,000,000 basic insurance amount and no riders have been added to the Contract, and (3) a Cash Value Accumulation Test has been elected for definition of life insurance testing. See TAX TREATMENT OF CONTRACT BENEFITS, page 30 and TYPES OF DEATH BENEFIT, page 17. The first table assumes current charges will continue for the indefinite future while the second table assumes maximum contractual charges have been made from the beginning. See CHARGES AND EXPENSES, page 12.

The third and fourth tables (pages T3 and T4) assume: (1) a Type A (fixed) Contract has been purchased, (2) a $5,000 basic insurance amount and a $995,000 Target Term Rider has been added to the Contract, and (3) a Cash Value Accumulation Test has been elected for definition of life insurance testing. See TAX TREATMENT OF CONTRACT BENEFITS, page 30 and TYPES OF DEATH BENEFIT, page 17. The third table assumes current charges will continue for the indefinite future while the fourth table assumes maximum contractual charges have been made from the beginning. See CHARGES AND EXPENSES, page 12.

The next two tables (pages T5 and T6) assume: (1) a Type A (fixed) Contract has been purchased, (2) a $1,000,000 basic insurance amount and no riders have been added to the Contract, and (3) a Guideline Premium Test has been elected for definition of life insurance testing. See TAX TREATMENT OF CONTRACT BENEFITS, page 30 and TYPES OF DEATH BENEFIT, page 17. The fifth table assumes current charges will continue for the indefinite future while the sixth table assumes maximum contractual charges have been made from the beginning. See CHARGES AND EXPENSES, page 12.

The tables on pages T7 and T8 assume: (1) a Type B (variable) Contract has been purchased, (2) a $1,000,000 basic insurance amount and no riders have been added to the Contract, and (3) a Cash Value Accumulation Test has been elected for definition of life insurance testing. See TAX TREATMENT OF CONTRACT BENEFITS, page 30 and TYPES OF DEATH BENEFIT, page 17. The table on page T7 assumes current charges will continue for the indefinite future while the table on page T8 assumes maximum contractual charges have been made from the beginning. See CHARGES AND EXPENSES, page 12.

The last two tables (pages T9 and T10) assume: (1) a Type C (return of premium) Contract has been purchased with premiums accumulating at 6%, (2) a $1,000,000 basic insurance amount and no riders have been added to the Contract, and (3) a Cash Value Accumulation Test has been elected for definition of life insurance testing. See TAX TREATMENT OF CONTRACT BENEFITS, page 30 and TYPES OF DEATH BENEFIT, page 17. The table on page T9 assumes current charges will continue for the indefinite future while the table on page T10 assumes maximum contractual charges have been made from the beginning. See CHARGES AND EXPENSES, page 12.

Finally, there are three assumptions, shown separately, about the average investment performance of the portfolios. The first is that there will be a uniform 0% gross rate of return with the average value of the Contract Fund uniformly adversely affected by very unfavorable investment performance. The other two assumptions are that investment performance will be at a uniform gross annual rate of 6% and 12%. Actual returns will fluctuate from year to year. In addition, death benefits and surrender values would be different from those shown if investment returns averaged 0%, 6%, and 12% but fluctuated from those averages throughout the years. Nevertheless, these assumptions help show how the Contract values will change with investment experience.

The first column in the following 10 tables (pages T1 through T10) shows the Contract year. The second column, to provide context, shows what the aggregate amount would be if the premiums had been invested to earn interest, after taxes, at 4% compounded annually. The next three columns show the death benefit payable in each of the years shown for the three different assumed investment returns. The last three columns show the surrender value payable in each of the years shown for the three different assumed investment returns.


A gross return (as well as the net return) is shown at the top of each column. The gross return represents the combined effect of investment income and capital gains and losses, realized or unrealized, of the portfolios before any reduction is made for investment advisory fees or other Fund expenses. The net return reflects average total annual expenses of the 32 portfolios of 0.84%, and the daily deduction from the Contract Fund of 0.20% per year for the tables based on current charges and 0.50% per year for the tables based on maximum charges. Thus, assuming current charges, gross returns of 0%, 6%, and 12% are the equivalent of net returns of -1.04%, 4.96%, and 10.96%, respectively. Assuming maximum charges, gross returns of 0%, 6%, and 12% are the equivalent of net returns of -1.34%, 4.66%, and 10.66%, respectively. The actual fees and expenses of the portfolios associated with a particular Contract may be more or less than 0.84% and will depend on which variable investment options are selected. The death benefits and surrender values shown reflect the deduction of all expenses and charges both from the Funds and under the Contract.


The Contract allows you to invest your net premium dollars in a variety of professionally managed funds. Fluctuating investment returns in these funds, together with the actual pattern of your premium payments, our Contract charges, and any loans and withdrawals you may make will generate different Contract values than those illustrated, even if the averages of the investment rates of return over the years were to match those illustrated. Because of this, we strongly recommend periodic Contract reviews with your Pruco Life of New Jersey representative. Reviews are an excellent way to monitor the performance of the policy against your expectations and to identify adjustments that may be necessary.

If you are considering the purchase of a variable life insurance contract from another insurance company, you should not rely upon these tables for comparison purposes. A comparison between two tables, each showing values for a 45 year old man, may be useful for a 45 year old man but would be inaccurate if made for insureds of other ages or sex. Your Pruco Life of New Jersey representative can provide you with a hypothetical illustration for your own age, sex, and rating class.

                                                          ILLUSTRATIONS
                                                          -------------
                                              PRUSELECT III LIFE INSURANCE CONTRACT
                                                  CASH VALUE ACCUMULATION TEST
                                                  TYPE A (FIXED) DEATH BENEFIT
                                       MALE GUARANTEED ISSUE SELECT PREFERRED ISSUE AGE 45
                                                $1,000,000 BASIC INSURANCE AMOUNT
                                    ASSUME PAYMENT OF $54,730 ANNUAL PREMIUMS FOR SEVEN YEARS
                                                      USING CURRENT CHARGES
                                               Death Benefit (1)                               Surrender Value (1)
                               --------------------------------------------     -----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)            Assuming Hypothetical Gross (and Net)
                 Premiums                 Annual Investment Return of                      Annual Investment Return of
   End Of       Accumulated    --------------------------------------------     -----------------------------------------------
   Policy     at 4% Interest       0% Gross        6% Gross       12% Gross         0% Gross        6% Gross        12% Gross
    Year         Per Year        (-1.04% Net)     (4.96% Net)   (10.96% Net)      (-1.04% Net)     (4.96% Net)    (10.96% Net)
------------  ---------------  --------------   -------------  -------------    ---------------  --------------  --------------
      1        $   56,919       $ 1,000,000     $ 1,000,000    $  1,000,000      $    48,393     $    51,106     $    53,820
      2        $  116,115       $ 1,000,000     $ 1,000,000    $  1,000,000      $    94,886     $   103,091     $   111,624
      3        $  177,679       $ 1,000,000     $ 1,000,000    $  1,000,000      $   137,152     $   153,699     $   171,598
      4        $  241,705       $ 1,000,000     $ 1,000,000    $  1,000,000      $   178,888     $   206,747     $   238,099
      5        $  308,293       $ 1,000,000     $ 1,000,000    $  1,000,000      $   212,712     $   254,978     $   304,481
      6        $  377,544       $ 1,000,000     $ 1,000,000    $  1,000,000      $   253,416     $   313,322     $   386,362
      7        $  449,565       $ 1,000,000     $ 1,000,000    $  1,192,305      $   293,613     $   374,539     $   476,922
      8        $  467,547       $ 1,000,000     $ 1,000,000    $  1,280,246      $   288,370     $   391,131     $   526,850
      9        $  486,249       $ 1,000,000     $ 1,000,000    $  1,367,496      $   282,947     $   408,407     $   581,913
     10        $  505,699       $ 1,000,000     $ 1,000,000    $  1,465,193      $   277,335     $   426,408     $   642,629
     15        $  615,260       $ 1,000,000     $ 1,045,771    $  2,083,609      $   245,224     $   528,167     $ 1,052,328
 20 (Age 65)   $  748,558       $ 1,000,000     $ 1,125,951    $  2,963,884      $   202,056     $   650,839     $ 1,713,228
     25        $  910,735       $ 1,000,000     $ 1,232,665    $  4,286,878      $   145,455     $   800,432     $ 2,783,687
     30        $1,108,049       $ 1,000,000     $ 1,360,771    $  6,251,938      $    56,313     $   978,972     $ 4,497,797
     35        $1,348,111       $         0(2)  $ 1,517,619    $  9,210,893      $         0(2)  $ 1,185,640     $ 7,196,010
     40        $1,640,183       $         0     $ 1,708,656    $ 13,698,674      $         0     $ 1,423,880     $11,415,562
     45        $1,995,533       $         0     $ 1,932,965    $ 20,469,663      $         0     $ 1,695,583     $17,955,845

(1)  Assumes no Contract Loan has been made.

(2)  Based on a gross return of 0%, the Contract would go into default in policy year 33, unless an additional premium payment was made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, 12% over a period of years, but also fluctuated above or below those averages for individual contract years.
No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                                               T1

                                         PRUSELECT III LIFE INSURANCE CONTRACT
                                             CASH VALUE ACCUMULATION TEST
                                             TYPE A (FIXED) DEATH BENEFIT
                                  MALE GUARANTEED ISSUE SELECT PREFERRED ISSUE AGE 45
                                           $1,000,000 BASIC INSURANCE AMOUNT
                               ASSUME PAYMENT OF $54,730 ANNUAL PREMIUMS FOR SEVEN YEARS
                                           USING MAXIMUM CONTRACTUAL CHARGES
                                              Death Benefit (1)                               Surrender Value (1)
                               ---------------------------------------------     ---------------------------------------------
                                    Assuming Hypothetical Gross (and Net)            Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                      Annual Investment Return of
   End Of      Accumulated     ---------------------------------------------     ---------------------------------------------
   Policy    at 4% Interest        0% Gross       6% Gross        12% Gross         0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.34% Net)    (4.66% Net)    (10.66% Net)      (-1.34% Net)    (4.66% Net)    (10.66% Net)
------------ ---------------   --------------- --------------- -------------     -------------- -------------- ---------------
      1       $     56,919       $ 1,000,000    $  1,000,000    $ 1,000,000       $   41,962     $    44,380    $     46,202
      2       $    116,115       $ 1,000,000    $  1,000,000    $ 1,000,000       $   83,289     $    90,521    $     98,049
      3       $    177,679       $ 1,000,000    $  1,000,000    $ 1,000,000       $  119,887     $   134,411    $    150,138
      4       $    241,705       $ 1,000,000    $  1,000,000    $ 1,000,000       $  155,863     $   180,252    $    207,731
      5       $    308,293       $ 1,000,000    $  1,000,000    $ 1,000,000       $  183,012     $   219,940    $    263,248
      6       $    377,544       $ 1,000,000    $  1,000,000    $ 1,000,000       $  217,746     $   270,000    $    333,807
      7       $    449,565       $ 1,000,000    $  1,000,000    $ 1,029,920       $  251,845     $   322,333    $    411,968
      8       $    467,547       $ 1,000,000    $  1,000,000    $ 1,096,323       $  243,190     $   332,399    $    451,162
      9       $    486,249       $ 1,000,000    $  1,000,000    $ 1,160,869       $  234,131     $   342,579    $    493,987
     10       $    505,699       $ 1,000,000    $  1,000,000    $ 1,232,862       $  224,606     $   352,844    $    540,729
     15       $    615,260       $ 1,000,000    $  1,000,000    $ 1,674,111       $  167,484     $   404,437    $    845,510
 20 (Age 65)  $    748,558       $ 1,000,000    $  1,000,000    $ 2,263,440       $   83,538     $   451,751    $  1,308,347
     25       $    910,735       $         0(2) $  1,000,000    $ 3,072,931       $        0(2)  $   482,717    $  1,995,410
     30       $  1,108,049       $         0    $  1,000,000    $ 4,165,495       $        0     $   471,627    $  2,996,759
     35       $  1,348,111       $         0    $  1,000,000    $ 5,653,441       $        0     $   346,848    $  4,416,751
     40       $  1,640,183       $         0    $          0(2) $ 7,704,557       $        0     $         0(2) $  6,420,464
     45       $  1,995,533       $         0    $          0    $10,532,818       $        0     $         0    $  9,239,314

(1)  Assumes no Contract Loan has been made.

(2)  Based on a gross return of 0%, the Contract would go into default in policy year 24, unless an additional premium payment was made. Based on a gross return of 6%, the Contract would go into default in policy year 40, unless an additional premium payment was made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, 12% over a period of years, but also fluctuated above or below those averages for individual contract years.
No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                                               T2

                                              PRUSELECT III LIFE INSURANCE CONTRACT
                                                  CASH VALUE ACCUMULATION TEST
                                                  TYPE A (FIXED) DEATH BENEFIT
                                       MALE GUARANTEED ISSUE SELECT PREFERRED ISSUE AGE 45
                  $1,000,000 TARGET COVERAGE AMOUNT($5,000 BASIC INSURANCE AMOUNT, $995,000 TARGET TERM RIDER)
                                    ASSUME PAYMENT OF $54,730 ANNUAL PREMIUMS FOR SEVEN YEARS
                                                      USING CURRENT CHARGES
                                               Death Benefit (1)                               Surrender Value (1)
                               ----------------------------------------------   ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)            Assuming Hypothetical Gross (and Net)
                 Premiums                 Annual Investment Return of                      Annual Investment Return of
   End Of       Accumulated    ----------------------------------------------   ----------------------------------------------
   Policy     at 4% Interest       0% Gross        6% Gross       12% Gross         0% Gross        6% Gross        12% Gross
    Year         Per Year        (-1.04% Net)     (4.96% Net)   (10.96% Net)      (-1.04% Net)     (4.96% Net)    (10.96% Net)
------------  ---------------  ----------------   -----------   -------------   ---------------  -------------   -------------
      1        $   56,919        $ 1,000,000      $ 1,000,000    $  1,000,000     $    51,459     $    54,548     $    57,638
      2        $  116,115        $ 1,000,000      $ 1,000,000    $  1,000,000     $   101,084     $   110,434     $   120,156
      3        $  177,679        $ 1,000,000      $ 1,000,000    $  1,000,000     $   149,552     $   168,425     $   188,836
      4        $  241,705        $ 1,000,000      $ 1,000,000    $  1,000,000     $   197,426     $   229,218     $   264,989
      5        $  308,293        $ 1,000,000      $ 1,000,000    $  1,000,000     $   243,594     $   291,845     $   348,338
      6        $  377,544        $ 1,000,000      $ 1,000,000    $  1,140,119     $   290,321     $   358,723     $   441,907
      7        $  449,565        $ 1,000,000      $ 1,071,957    $  1,363,073     $   336,487     $   428,783     $   545,229
      8        $  467,547        $ 1,000,000      $ 1,088,745    $  1,463,654     $   330,978     $   448,043     $   602,327
      9        $  486,249        $ 1,000,000      $ 1,100,010    $  1,563,446     $   325,325     $   468,089     $   665,296
     10        $  505,699        $ 1,000,000      $ 1,114,806    $  1,675,184     $   319,514     $   488,950     $   734,730
     15        $  615,260        $ 1,000,000      $ 1,200,186    $  2,382,451     $   284,021     $   606,155     $ 1,203,258
 20 (Age 65)   $  748,558        $ 1,000,000      $ 1,292,376    $  3,389,173     $   235,129     $   747,038     $ 1,959,059
     25        $  910,735        $ 1,000,000      $ 1,415,015    $  4,902,175     $   169,107     $   918,841     $ 3,183,230
     30        $1,108,049        $ 1,000,000      $ 1,562,208    $  7,149,435     $    61,300     $ 1,123,891     $ 5,143,478
     35        $1,348,111        $         0(2)   $ 1,742,400    $ 10,533,303     $         0(2)  $ 1,361,250     $ 8,229,143
     40        $1,640,183        $         0      $ 1,961,849    $ 15,665,528     $         0     $ 1,634,874     $13,054,606
     45        $1,995,533        $         0      $ 2,219,508    $ 23,408,819     $         0     $ 1,946,937     $20,534,051

(1)  Assumes no Contract Loan has been made.

(2)  Based on a gross return of 0%, the Contract would go into default in policy year 32, unless an additional premium payment was made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, 12% over a period of years, but also fluctuated above or below those averages for individual contract years.
No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                                               T3


                                              PRUSELECT III LIFE INSURANCE CONTRACT
                                                  CASH VALUE ACCUMULATION TEST
                                                  TYPE A (FIXED) DEATH BENEFIT
                                       MALE GUARANTEED ISSUE SELECT PREFERRED ISSUE AGE 45
                  $1,000,000 TARGET COVERAGE AMOUNT($5,000 BASIC INSURANCE AMOUNT, $995,000 TARGET TERM RIDER)
                                    ASSUME PAYMENT OF $54,730 ANNUAL PREMIUMS FOR SEVEN YEARS
                                                USING MAXIMUM CONTRACTUAL CHARGES
                                              Death Benefit (1)                               Surrender Value (1)
                            ------------------------------------------------    ------------------------------------------------
                                    Assuming Hypothetical Gross (and Net)            Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                      Annual Investment Return of
   End Of      Accumulated     ---------------------------------------------    ------------------------------------------------
   Policy    at 4% Interest        0% Gross       6% Gross        12% Gross         0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.34% Net)    (4.66% Net)    (10.66% Net)      (-1.34% Net)    (4.66% Net)    (10.66% Net)
------------ ---------------   ---------------  ------------   -------------    ---------------  ------------   ----------------
      1       $     56,919      $ 1,000,000     $  1,000,000    $ 1,000,000       $    45,431     $    48,276    $     51,123
      2       $    116,115      $ 1,000,000     $  1,000,000    $ 1,000,000       $    90,161     $    98,689    $    107,565
      3       $    177,679      $ 1,000,000     $  1,000,000    $ 1,000,000       $   133,641     $   150,794    $    169,363
      4       $    241,705      $ 1,000,000     $  1,000,000    $ 1,000,000       $   176,442     $   205,277    $    237,756
      5       $    308,293      $ 1,000,000     $  1,000,000    $ 1,000,000       $   217,447     $   261,144    $    312,373
      6       $    377,544      $ 1,000,000     $  1,000,000    $ 1,022,488       $   258,915     $   320,793    $    396,313
      7       $    449,565      $ 1,000,000     $  1,000,000    $ 1,221,170       $   299,714     $   383,243    $    488,468
      8       $    467,547      $ 1,000,000     $  1,000,000    $ 1,300,244       $   290,709     $   396,540    $    535,080
      9       $    486,249      $ 1,000,000     $  1,000,000    $ 1,377,126       $   281,331     $   410,165    $    586,011
     10       $    505,699      $ 1,000,000     $  1,000,000    $ 1,462,851       $   271,522     $   424,109    $    641,601
     15       $    615,260      $ 1,000,000     $  1,000,000    $ 1,988,094       $   213,600     $   498,537    $  1,004,088
 20 (Age 65)  $    748,558      $ 1,000,000     $  1,003,494    $ 2,689,417       $   130,348     $   580,054    $  1,554,576
     25       $    910,735      $         0(2)  $  1,026,606    $ 3,652,548       $         0(2)  $   666,627    $  2,371,785
     30       $  1,108,049      $         0     $  1,049,314    $ 4,952,351       $         0     $   754,902    $  3,562,842
     35       $  1,348,111      $         0     $  1,073,909    $ 6,722,425       $         0     $   838,992    $  5,251,895
     40       $  1,640,183      $         0     $  1,103,738    $ 9,162,360       $         0     $   919,781    $  7,635,300
     45       $  1,995,533      $         0     $  1,138,105    $12,526,695       $         0     $   998,338    $ 10,988,329

(1)  Assumes no Contract Loan has been made.

(2)  Based on a gross return of 0%, the Contract would go into default in policy year 25, unless an additional premium payment was made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, 12% over a period of years, but also fluctuated above or below those averages for individual contract years.
No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                                               T4

                                              PRUSELECT III LIFE INSURANCE CONTRACT
                                                      GUIDELINE PREMIUM TEST
                                                  TYPE A (FIXED) DEATH BENEFIT
                                       MALE GUARANTEED ISSUE SELECT PREFERRED ISSUE AGE 45
                                                $1,000,000 BASIC INSURANCE AMOUNT
                                  ASSUME PAYMENT OF $54,730 ANNUAL PREMIUMS FOR SEVEN YEARS (3)
                                                      USING CURRENT CHARGES
                                              Death Benefit (1)                               Surrender Value (1)
                              ---------------------------------------------     ---------------------------------------------
                                    Assuming Hypothetical Gross (and Net)            Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                      Annual Investment Return of
  End Of       Accumulated    ---------------------------------------------     ---------------------------------------------
  Policy     at 4% Interest       0% Gross        6% Gross       12% Gross         0% Gross        6% Gross        12% Gross
   Year         Per Year        (-1.04% Net)     (4.96% Net)   (10.96% Net)      (-1.04% Net)     (4.96% Net)    (10.96% Net)
-----------  ---------------  ---------------  -------------  -------------     -------------   --------------  -------------
     1        $   56,919       $ 1,000,000     $ 1,000,000    $  1,000,000      $    48,393     $    51,106     $    53,820
     2        $  116,115       $ 1,000,000     $ 1,000,000    $  1,000,000      $    94,886     $   103,091     $   111,624
     3        $  177,679       $ 1,000,000     $ 1,000,000    $  1,000,000      $   137,152     $   153,699     $   171,598
     4        $  241,705       $ 1,000,000     $ 1,000,000    $  1,000,000      $   178,888     $   206,747     $   238,099
     5        $  255,646       $ 1,000,000     $ 1,000,000    $  1,000,000      $   171,167     $   210,915     $   257,898
     6        $  265,872       $ 1,000,000     $ 1,000,000    $  1,000,000      $   167,277     $   219,310     $   284,174
     7        $  276,507       $ 1,000,000     $ 1,000,000    $  1,000,000      $   163,202     $   227,936     $   313,208
     8        $  287,567       $ 1,000,000     $ 1,000,000    $  1,000,000      $   158,935     $   236,802     $   345,318
     9        $  299,070       $ 1,000,000     $ 1,000,000    $  1,000,000      $   154,440     $   245,895     $   380,845
    10        $  311,032       $ 1,000,000     $ 1,000,000    $  1,000,000      $   149,708     $   255,223     $   420,190
    15        $  378,419       $ 1,000,000     $ 1,000,000    $  1,000,000      $   121,127     $   304,939     $   691,719
20 (Age 65)   $  460,404       $ 1,000,000     $ 1,000,000    $  1,403,538      $    79,490     $   357,999     $ 1,150,441
    25        $  560,152       $ 1,000,000     $ 1,000,000    $  2,221,502      $    22,314     $   416,149     $ 1,915,088
    30        $  681,510       $         0(2)  $ 1,000,000    $  3,413,447      $         0(2)  $   472,104     $ 3,190,138
    35        $  829,162       $         0     $ 1,000,000    $  5,591,457      $         0     $   510,237     $ 5,325,198
    40        $1,008,802       $         0     $ 1,000,000    $  9,289,001      $         0     $   505,711     $ 8,846,668
    45        $1,227,362       $         0     $ 1,000,000(2) $ 15,310,593      $         0     $   380,909(2)  $14,581,517

(1)  Assumes no Contract Loan has been made.

(2)  Based on a gross return of 0%, the Contract would go into default in policy year 27, unless an additional premium payment was made. Based on a gross return of 6%, the Contract would go into default in policy year 50, unless an additional premium payment was made.

(3)  The Guideline Premium Test limits the premium payable in policy year 5 to $4,108.12, and zero in years 6 and 7.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, 12% over a period of years, but also fluctuated above or below those averages for individual contract years.
No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                                               T5


                                              PRUSELECT III LIFE INSURANCE CONTRACT
                                                     GUIDELINE PREMIUM TEST
                                                  TYPE A (FIXED) DEATH BENEFIT
                                       MALE GUARANTEED ISSUE SELECT PREFERRED ISSUE AGE 45
                                                $1,000,000 BASIC INSURANCE AMOUNT
                                  ASSUME PAYMENT OF $54,730 ANNUAL PREMIUMS FOR SEVEN YEARS (3)
                                                USING MAXIMUM CONTRACTUAL CHARGES
                                             Death Benefit (1)                               Surrender Value (1)
                              ---------------------------------------------     --------------------------------------------
                                   Assuming Hypothetical Gross (and Net)            Assuming Hypothetical Gross (and Net)
               Premiums                 Annual Investment Return of                      Annual Investment Return of
  End Of      Accumulated     --------------- --------------- -------------     --------------------------------------------
  Policy    at 4% Interest        0% Gross       6% Gross        12% Gross         0% Gross       6% Gross        12% Gross
   Year        Per Year         (-1.34% Net)    (4.66% Net)    (10.66% Net)      (-1.34% Net)    (4.66% Net)    (10.66% Net)
----------- ---------------   --------------- --------------- -------------     -------------- --------------- -------------
     1       $     56,919      $ 1,000,000    $  1,000,000    $ 1,000,000       $    41,962     $    44,380    $     46,802
     2       $    116,115      $ 1,000,000    $  1,000,000    $ 1,000,000       $    83,289     $    90,521    $     98,049
     3       $    177,679      $ 1,000,000    $  1,000,000    $ 1,000,000       $   119,887     $   134,411    $    150,138
     4       $    241,705      $ 1,000,000    $  1,000,000    $ 1,000,000       $   155,863     $   180,252    $    207,731
     5       $    255,646      $ 1,000,000    $  1,000,000    $ 1,000,000       $   144,123     $   178,686    $    219,629
     6       $    265,872      $ 1,000,000    $  1,000,000    $ 1,000,000       $   137,118     $   181,980    $    238,111
     7       $    276,507      $ 1,000,000    $  1,000,000    $ 1,000,000       $   129,768     $   185,053    $    258,295
     8       $    287,567      $ 1,000,000    $  1,000,000    $ 1,000,000       $   122,008     $   187,838    $    280,340
     9       $    299,070      $ 1,000,000    $  1,000,000    $ 1,000,000       $   113,762     $   190,255    $    304,420
    10       $    311,032      $ 1,000,000    $  1,000,000    $ 1,000,000       $   104,962     $   192,230    $    330,750
    15       $    378,419      $ 1,000,000    $  1,000,000    $ 1,000,000       $    49,886     $   192,362    $    506,308
20 (Age 65)  $    460,404      $         0(2) $  1,000,000    $ 1,000,000       $         0(2)  $   162,598    $    797,442
    25       $    560,152      $         0    $  1,000,000    $ 1,492,939       $         0     $    66,394    $  1,287,017
    30       $    681,510      $         0    $          0(2) $ 2,227,671       $         0     $         0(2) $  2,081,936
    35       $    829,162      $         0    $          0    $ 3,559,569       $         0     $         0    $  3,390,065
    40       $  1,008,802      $         0    $          0    $ 5,740,529       $         0     $         0    $  5,467,170
    45       $  1,227,362      $         0    $          0    $ 9,122,649       $         0     $         0    $  8,688,237

(1)  Assumes no Contract Loan has been made.

(2)  Based on a gross return of 0%, the Contract would go into default in policy year 19, unless an additional premium payment was made. Based on a gross return of 6%, the Contract would go into default in policy year 27, unless an additional premium payment was made.

(3)  The Guideline Premium Test limits the premium payable in policy year 5 to $4,108.12, and zero in years 6 and 7.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, 12% over a period of years, but also fluctuated above or below those averages for individual contract years.
No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                                               T6

                                              PRUSELECT III LIFE INSURANCE CONTRACT
                                                  CASH VALUE ACCUMULATION TEST
                                                 TYPE B (VARIABLE) DEATH BENEFIT
                                       MALE GUARANTEED ISSUE SELECT PREFERRED ISSUE AGE 45
                                                $1,000,000 BASIC INSURANCE AMOUNT
                                    ASSUME PAYMENT OF $54,730 ANNUAL PREMIUMS FOR SEVEN YEARS
                                                      USING CURRENT CHARGES
                                              Death Benefit (1)                               Surrender Value (1)
                              ---------------------------------------------     ----------------------------------------------
                                    Assuming Hypothetical Gross (and Net)            Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                      Annual Investment Return of
  End Of       Accumulated    ---------------------------------------------     ----------------------------------------------
  Policy     at 4% Interest       0% Gross        6% Gross       12% Gross         0% Gross        6% Gross        12% Gross
   Year         Per Year        (-1.04% Net)     (4.96% Net)   (10.96% Net)      (-1.04% Net)     (4.96% Net)    (10.96% Net)
-----------  ---------------  ---------------  --------------  ------------     ---------------  -------------   -------------
     1        $   56,919       $ 1,044,699     $ 1,047,412     $  1,050,126      $    48,393     $    51,106     $    53,820
     2        $  116,115       $ 1,087,357     $ 1,095,549     $  1,104,068      $    94,746     $   102,938     $   111,457
     3        $  177,679       $ 1,129,394     $ 1,145,890     $  1,163,734      $   136,782     $   153,279     $   171,122
     4        $  241,705       $ 1,170,796     $ 1,198,524     $  1,229,728      $   178,184     $   205,913     $   237,116
     5        $  308,293       $ 1,211,549     $ 1,253,544     $  1,302,724      $   211,549     $   253,544     $   302,724
     6        $  377,544       $ 1,251,651     $ 1,311,058     $  1,383,478      $   251,651     $   311,058     $   383,478
     7        $  449,565       $ 1,291,079     $ 1,371,159     $  1,472,809      $   291,079     $   371,159     $   472,809
     8        $  467,547       $ 1,285,011     $ 1,386,431     $  1,521,395      $   285,011     $   386,431     $   521,395
     9        $  486,249       $ 1,278,700     $ 1,402,143     $  1,574,980      $   278,700     $   402,143     $   574,980
    10        $  505,699       $ 1,272,137     $ 1,418,307     $  1,634,102      $   272,137     $   418,307     $   634,102
    15        $  615,260       $ 1,234,144     $ 1,505,101     $  2,048,690      $   234,144     $   505,101     $ 1,034,692
20 (Age 65)   $  748,558       $ 1,182,879     $ 1,598,200     $  2,913,924      $   182,879     $   598,200     $ 1,684,349
    25        $  910,735       $ 1,117,627     $ 1,697,462     $  4,214,597      $   117,627     $   697,462     $ 2,736,751
    30        $1,108,049       $ 1,020,745     $ 1,784,302     $  6,146,506      $    20,745     $   784,302     $ 4,421,947
    35        $1,348,111       $         0(2)  $ 1,819,598     $  9,055,545      $         0(2)  $   819,598     $ 7,074,645
    40        $1,640,183       $         0     $ 1,748,175     $ 13,467,621      $         0     $   748,175     $11,223,018
    45        $1,995,533       $         0     $ 1,467,356(2)  $ 20,124,390      $         0     $   467,356(2)  $17,652,974

(1) Assumes no Contract Loan has been made.

(2)  Based on a gross return of 0%, the Contract would go into default in policy year 31, unless an additional premium payment was made. Based on a gross return of 6%, the Contract would go into default in policy year 49, unless an additional premium payment was made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, 12% over a period of years, but also fluctuated above or below those averages for individual contract years.
No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                                               T7

                                              PRUSELECT III LIFE INSURANCE CONTRACT
                                                  CASH VALUE ACCUMULATION TEST
                                                 TYPE B (VARIABLE) DEATH BENEFIT
                                       MALE GUARANTEED ISSUE SELECT PREFERRED ISSUE AGE 45
                                                $1,000,000 BASIC INSURANCE AMOUNT
                                    ASSUME PAYMENT OF $54,730 ANNUAL PREMIUMS FOR SEVEN YEARS
                                                USING MAXIMUM CONTRACTUAL CHARGES
                                             Death Benefit (1)                               Surrender Value (1)
                              ---------------------------------------------     --------------------------------------------
                                   Assuming Hypothetical Gross (and Net)            Assuming Hypothetical Gross (and Net)
               Premiums                 Annual Investment Return of                      Annual Investment Return of
  End Of      Accumulated     ---------------------------------------------     --------------------------------------------
  Policy    at 4% Interest        0% Gross       6% Gross        12% Gross         0% Gross       6% Gross        12% Gross
   Year        Per Year         (-1.34% Net)    (4.66% Net)    (10.66% Net)      (-1.34% Net)    (4.66% Net)    (10.66% Net)
----------- ---------------   --------------- --------------  -------------     -------------   -------------  -------------
     1       $     56,919      $ 1,037,719    $  1,040,130    $ 1,042,543       $    41,824     $    44,235    $     46,647
     2       $    116,115      $ 1,074,657    $  1,081,844    $ 1,089,326       $    82,866     $    90,054    $     97,535
     3       $    177,679      $ 1,110,803    $  1,125,197    $ 1,140,781       $   119,012     $   133,406    $    148,991
     4       $    241,705      $ 1,146,139    $  1,170,233    $ 1,197,375       $   154,348     $   178,442    $    205,584
     5       $    308,293      $ 1,180,645    $  1,217,001    $ 1,259,623       $   180,645     $   217,001    $    259,623
     6       $    377,544      $ 1,214,285    $  1,265,531    $ 1,328,077       $   214,285     $   265,531    $    328,077
     7       $    449,565      $ 1,247,010    $  1,315,843    $ 1,403,335       $   247,010     $   315,843    $    403,335
     8       $    467,547      $ 1,236,914    $  1,323,556    $ 1,439,110       $   236,914     $   323,556    $    439,110
     9       $    486,249      $ 1,226,341    $  1,330,996    $ 1,478,048       $   226,341     $   330,996    $    478,048
    10       $    505,699      $ 1,215,227    $  1,338,079    $ 1,520,412       $   215,227     $   338,079    $    520,412
    15       $    615,260      $ 1,149,235    $  1,364,722    $ 1,794,807       $   149,235     $   364,722    $    794,807
20 (Age 65)  $    748,558      $ 1,056,508    $  1,362,579    $ 2,209,448       $    56,508     $   362,579    $  1,209,448
    25       $    910,735      $         0(2) $  1,299,225    $ 2,828,171       $         0(2)  $   299,225    $  1,828,171
    30       $  1,108,049      $         0    $  1,119,019    $ 3,806,810       $         0     $   119,019    $  2,738,712
    35       $  1,348,111      $         0    $          0(2) $ 5,165,926       $         0     $         0(2) $  4,035,880
    40       $  1,640,183      $         0    $          0    $ 7,039,714       $         0     $         0    $  5,866,429
    45       $  1,995,533      $         0    $          0    $ 9,623,491       $         0     $         0    $  8,441,658

(1)  Assumes no Contract Loan has been made.

(2)  Based on a gross return of 0%, the Contract would go into default in policy year 23, unless an additional premium payment was made. Based on a gross return of 6%, the Contract would go into default in policy year 32, unless an additional premium payment was made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, 12% over a period of years, but also fluctuated above or below those averages for individual contract years.
No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                                               T8

                                              PRUSELECT III LIFE INSURANCE CONTRACT
                                                  CASH VALUE ACCUMULATION TEST
                                         TYPE C (RETURN OF PREMIUM AT 6%) DEATH BENEFIT
                                       MALE GUARANTEED ISSUE SELECT PREFERRED ISSUE AGE 45
                                                $1,000,000 BASIC INSURANCE AMOUNT
                                    ASSUME PAYMENT OF $54,730 ANNUAL PREMIUMS FOR SEVEN YEARS
                                                      USING CURRENT CHARGES
                                              Death Benefit (1)                               Surrender Value (1)
                              --------------------------------------------       ---------------------------------------------
                                    Assuming Hypothetical Gross (and Net)            Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                      Annual Investment Return of
  End Of       Accumulated    --------------------------------------------       ---------------------------------------------
  Policy     at 4% Interest       0% Gross        6% Gross       12% Gross         0% Gross        6% Gross        12% Gross
   Year         Per Year        (-1.04% Net)     (4.96% Net)   (10.96% Net)      (-1.04% Net)     (4.96% Net)    (10.96% Net)
-----------  ---------------  ---------------  -------------  -------------      --------------  --------------  -------------
     1        $   56,919       $ 1,058,014     $ 1,058,014    $  1,058,014       $    48,393     $    51,106     $    53,820
     2        $  116,115       $ 1,119,508     $ 1,119,508    $  1,119,508       $    94,703     $   102,903     $   111,429
     3        $  177,679       $ 1,184,693     $ 1,184,693    $  1,184,693       $   136,656     $   153,177     $   171,048
     4        $  241,705       $ 1,253,788     $ 1,253,788    $  1,253,788       $   177,916     $   205,701     $   236,976
     5        $  308,293       $ 1,327,029     $ 1,327,029    $  1,327,029       $   211,060     $   253,168     $   302,499
     6        $  377,544       $ 1,404,665     $ 1,404,665    $  1,404,665       $   250,835     $   310,445     $   383,156
     7        $  449,565       $ 1,486,958     $ 1,486,958    $  1,486,958       $   289,797     $   370,215     $   472,385
     8        $  467,547       $ 1,516,176     $ 1,516,176    $  1,516,176       $   283,118     $   385,068     $   520,905
     9        $  486,249       $ 1,547,146     $ 1,547,146    $  1,547,146       $   276,017     $   400,251     $   574,487
    10        $  505,699       $ 1,579,975     $ 1,579,975    $  1,579,975       $   268,455     $   415,755     $   633,701
    15        $  615,260       $ 1,776,138     $ 1,776,138    $  2,052,295       $   220,377     $   495,912     $ 1,036,512
20 (Age 65)   $  748,558       $ 2,038,647     $ 2,038,647    $  2,919,320       $   141,554     $   570,031     $ 1,687,468
    25        $  910,735       $ 2,389,944     $ 2,389,944    $  4,222,404       $    15,694     $   622,808     $ 2,741,821
    30        $1,108,049       $         0(2)  $ 2,860,059    $  6,157,894       $         0(2)  $   584,857     $ 4,430,139
    35        $1,348,111       $         0     $ 3,489,179    $  9,072,324       $         0     $   258,216     $ 7,087,753
    40        $1,640,183       $         0     $         0(2) $ 13,492,577       $         0     $         0(2)  $11,243,814
    45        $1,995,533       $         0     $         0    $ 20,161,682       $         0     $         0     $17,685,686

(1)  Assumes no Contract Loan has been made.

(2)  Based on a gross return of 0%, the Contract would go into default in policy year 26, unless an additional premium payment was made. Based on a gross return of 6%, the Contract would go into default in policy year 37, unless an additional premium payment was made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, 12% over a period of years, but also fluctuated above or below those averages for individual contract years.
No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                                               T9

                                              PRUSELECT III LIFE INSURANCE CONTRACT
                                                  CASH VALUE ACCUMULATION TEST
                                         TYPE C (RETURN OF PREMIUM AT 6%) DEATH BENEFIT
                                       MALE GUARANTEED ISSUE SELECT PREFERRED ISSUE AGE 45
                                                $1,000,000 BASIC INSURANCE AMOUNT
                                    ASSUME PAYMENT OF $54,730 ANNUAL PREMIUMS FOR SEVEN YEARS
                                                USING MAXIMUM CONTRACTUAL CHARGES
                                             Death Benefit (1)                               Surrender Value (1)
                              --------------------------------------------      --------------------------------------------
                                   Assuming Hypothetical Gross (and Net)            Assuming Hypothetical Gross (and Net)
               Premiums                 Annual Investment Return of                      Annual Investment Return of
  End Of      Accumulated     ---------------------------------------------     --------------------------------------------
  Policy    at 4% Interest        0% Gross       6% Gross        12% Gross         0% Gross       6% Gross        12% Gross
   Year        Per Year         (-1.34% Net)    (4.66% Net)    (10.66% Net)      (-1.34% Net)    (4.66% Net)    (10.66% Net)
----------- ---------------   --------------  --------------  -------------     -------------   -------------  -------------
     1       $     56,919      $ 1,058,014    $  1,058,014    $ 1,058,014       $    41,769     $    44,182    $     46,597
     2       $    116,115      $ 1,119,508    $  1,119,508    $ 1,119,508       $    82,670     $    89,870    $     97,366
     3       $    177,679      $ 1,184,693    $  1,184,693    $ 1,184,693       $   118,559     $   132,989    $    148,618
     4       $    241,705      $ 1,253,788    $  1,253,788    $ 1,253,788       $   153,484     $   177,660    $    204,911
     5       $    308,293      $ 1,327,029    $  1,327,029    $ 1,327,029       $   179,171     $   215,684    $    258,535
     6       $    377,544      $ 1,404,665    $  1,404,665    $ 1,404,665       $   211,941     $   263,462    $    326,441
     7       $    449,565      $ 1,486,958    $  1,486,958    $ 1,486,958       $   243,464     $   312,746    $    401,001
     8       $    467,547      $ 1,516,176    $  1,516,176    $ 1,516,176       $   231,823     $   319,157    $    435,987
     9       $    486,249      $ 1,547,146    $  1,547,146    $ 1,547,146       $   219,283     $   324,953    $    474,042
    10       $    505,699      $ 1,579,975    $  1,579,975    $ 1,579,975       $   205,690     $   329,968    $    515,434
    15       $    615,260      $ 1,776,138    $  1,776,138    $ 1,776,138       $   115,122     $   335,583    $    784,360
20 (Age 65)  $    748,558      $         0(2) $  2,038,647    $ 2,075,689       $         0(2)  $   271,709    $  1,199,820
    25       $    910,735      $         0    $  2,389,944    $ 2,817,404       $         0     $    26,520    $  1,829,483
    30       $  1,108,049      $         0    $          0(2) $ 3,818,601       $         0     $         0(2) $  2,747,195
    35       $  1,348,111      $         0    $          0    $ 5,182,165       $         0     $         0    $  4,048,566
    40       $  1,640,183      $         0    $          0    $ 7,061,860       $         0     $         0    $  5,884,883
    45       $  1,995,533      $         0    $          0    $ 9,653,780       $         0     $         0    $  8,468,228

(1)  Assumes no Contract Loan has been made.

(2)  Based on a gross return of 0%, the Contract would go into default in policy year 19, unless an additional premium payment was made. Based on a gross return of 6%, the Contract would go into default in policy year 26, unless an additional premium payment was made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, 12% over a period of years, but also fluctuated above or below those averages for individual contract years.
No representations can be made by Pruco Life of New Jersey or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                                               T10

CONTRACT LOANS

You may borrow from Pruco Life of New Jersey an amount up to the current loan value of your Contract less any existing Contract debt using the Contract as the only security for the loan. The loan value at any time is equal to 90% of the Contract Fund value. A Contract in default has no loan value. The minimum loan amount you may borrow is $200.

Interest charged on a loan accrues daily. Interest is due on each Contract anniversary or when the loan is paid back, whichever comes first. If interest is not paid when due, it becomes part of the loan and we will charge interest on it, too. Except in the case of preferred loans, we charge interest at an effective annual rate of 5%.

A portion of any amount you borrow on or after the 10th Contract anniversary may be considered a preferred loan if the Contract has not been surrendered for fixed reduced paid-up insurance. Fixed reduced paid-up insurance is available only in the state of New York. See SURRENDER OF A CONTRACT, page 25. The maximum preferred loan amount is the total amount you may borrow minus the total net premiums paid (net premiums equal premiums paid less total withdrawals, if any). If the net premium amount is less than zero, we will, for purposes of this calculation, consider it to be zero. Only new loans borrowed after the 10th Contract anniversary may be considered preferred loans. Standard loans will not automatically be converted into preferred loans. Preferred loans are charged interest at an effective annual rate of 4.25%.

The Contract debt is the amount of all outstanding loans plus any interest accrued but not yet due. If at any time the Contract debt equals or exceeds the Contract Fund, the Contract will go into default. See LAPSE AND REINSTATEMENT, page 26. If the Contract debt equals or exceeds the Contract Fund and you fail to keep the Contract in-force, the amount of unpaid Contract debt will be treated as a distribution which may be taxable. See TAX TREATMENT OF CONTRACT BENEFITS, page 30.

When a loan is made, an amount equal to the loan proceeds is transferred out of the Account. Unless you ask us to take the loan amount from specific investment options and we agree, the reduction will be made in the same proportions as the value in each variable investment option bears to the total value of the Contract. While a loan is outstanding, the amount that was so transferred will continue to be treated as part of the Contract Fund. It will be credited with an effective annual rate of return of 4%. On each Monthly date, we will increase the portion of the Contract Fund in the investment options by interest credits accrued on the loan since the last Monthly date. The net cost of a standard loan is 1% and the net cost of a preferred loan is 1/4%.

Loans from Modified Endowment Contracts may be treated for tax purposes as distributions of income. See TAX TREATMENT OF CONTRACT BENEFITS, page 30.

Any Contract debt will directly reduce a Contract's cash value and will be subtracted from the death benefit to determine the amount payable. In addition, even if the loan is fully repaid, it may have an effect on future death benefits because the investment results of the selected investment options will apply only to the amount remaining invested under those options. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on the amount of the loan while the loan is outstanding, values under the Contract will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, Contract values will be higher than they would have been had no loan been made.

When you repay all or part of a loan, we will increase the portion of the Contract Fund in the investment options by the amount of the loan you repay using the investment allocation for future premium payments as of the loan payment date, plus interest credits accrued on the loan since the last transaction date. If loan interest is paid when due, it will not change the portion of the Contract Fund allocated to the investment options. We reserve the right to change the manner in which we allocate loan repayments.

TAX TREATMENT OF CONTRACT BENEFITS

This summary provides general information on the federal income tax treatment of the Contract. It is not a complete statement of what the federal income taxes will be in all circumstances. It is based on current law and interpretations, which may change. It does not cover state taxes or other taxes. It is not intended as tax advice. You should consult your own qualified tax adviser for complete information and advice.

TREATMENT AS LIFE INSURANCE. The Contract must meet certain requirements to qualify as life insurance for tax purposes. These requirements include certain definitional tests and rules for diversification of the Contract's investments. For further information on the diversification requirements, see TAXATION OF THE FUND in the statement of additional information for the Series Fund.

In order to meet the definition of life insurance rules for federal income tax purposes, the Contract must satisfy one of the two following tests: (1) Cash Value Accumulation Test or (2) Guideline Premium Test. At issue, the Contract owner chooses which of these two tests will apply to their Contract. This choice cannot be changed thereafter.

Under the Cash Value Accumulation Test, the Contract must maintain a minimum ratio of death benefit to cash value. Therefore, in order to ensure that the Contract qualifies as life insurance, the Contract's basic insurance amount may increase as the Contract Fund value increases. The death benefit, at all times, must be at least equal to the Contract Fund multiplied by the applicable attained age factor. A listing of attained age factors can be found on your Contract data pages.

Under the Guideline Premium Test, there is a limit as to the amount of premium that can be paid into the Contract in relation to the death benefit. In addition, there is a minimum ratio of death benefit to cash value associated with this test. This ratio, however, is less than the required ratio under the Cash Value Accumulation test. Therefore, the death benefit required under this test is generally lower than that of the Cash Value Accumulation test.

The selection of the definition of life insurance test most appropriate for you is dependent on several factors, including the insured's age at issue, actual Contract earnings, and whether or not the Contract is classified as a Modified Endowment Contract. You should consult your own qualified tax adviser for complete information and advice with respect to the selection of the definition of life insurance test.

We believe we have taken adequate steps to insure that the Contract qualifies as life insurance for tax purposes. Generally speaking, this means that:

     o you will not be taxed on the growth of the funds in the Contract, unless you receive a distribution from the Contract, and

     o the Contract's death benefit will be income tax free to your beneficiary.

Although we believe that the Contract should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Accordingly, we reserve the right to make changes -- which will be applied uniformly to all Contract owners after advance written notice -- that we deem necessary to insure that the Contract will qualify as life insurance.

PRE-DEATH DISTRIBUTIONS. The tax treatment of any distribution you receive before the insured's death depends on whether the Contract is classified as a Modified Endowment Contract.

     CONTRACTS NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

         o If you surrender the Contract or allow it to lapse, you will be taxed on the amount you receive in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the cash value used to repay Contract debt. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

         o Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Contract less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Contract years, all or a portion of a withdrawal may be taxed if the Contract Fund exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.

         o Loans you take against the Contract are ordinarily treated as debt and are not considered distributions subject to tax. However, there is some risk the Internal Revenue Service might assert that the preferred loan should be treated as a distribution for tax purposes because of the relatively low differential between the loan interest rate and Contract's crediting rate. Were the Internal Revenue

              Service to take this position, Pruco Life of New Jersey would take reasonable steps to avoid this result, including modifying the Contract's loan provisions.

     MODIFIED ENDOWMENT CONTRACTS

         o The rules change if the Contract is classified as a Modified Endowment Contract. The Contract could be classified as a Modified Endowment Contract if premiums in amounts that are too large are paid or a decrease in the face amount of insurance is made (or a rider removed). The addition of a rider or an increase in the face amount of insurance may also cause the Contract to be classified as a Modified Endowment Contract. You should first consult a qualified tax adviser and your Pruco Life of New Jersey representative if you are contemplating any of these steps.

         o If the Contract is classified as a Modified Endowment Contract, then amounts you receive under the Contract before the insured's death, including loans and withdrawals, are included in income to the extent that the Contract Fund exceeds the premiums paid for the Contract increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excludable from income. An assignment of a Modified Endowment Contract is taxable in the same way. These rules also apply to pre-death distributions, including loans and assignments, made during the two-year period before the time that the Contract became a Modified Endowment Contract.

         o Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10 percent unless the amount is received on or after age 59 1/2, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to Contracts owned by businesses.

         o All Modified Endowment Contracts issued by us to you during the same calendar year are treated as a single Contract for purposes of applying these rules.

WITHHOLDING. You must affirmatively elect that no taxes be withheld from a pre-death distribution. Otherwise, the taxable portion of any amounts you receive will be subject to withholding. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are insufficient to cover the tax due.

OTHER TAX CONSIDERATIONS. If you transfer or assign the Contract to someone else, there may be gift, estate and/or income tax consequences. If you transfer the Contract to a person two or more generations younger than you (or designate such a younger person as a beneficiary), there may be Generation Skipping Transfer tax consequences. Deductions for interest paid or accrued on Contract debt or on other loans that are incurred or continued to purchase or carry the Contract may be denied. Your individual situation or that of your beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if you or the insured dies.

BUSINESS-OWNED LIFE INSURANCE. If a business, rather than an individual, is the owner of the Contract, there are some additional rules. Business Contract owners generally cannot deduct premium payments. Business Contract owners generally cannot take tax deductions for interest on Contract debt paid or accrued after October 13, 1995. An exception permits the deduction of interest on policy loans on Contracts for up to 20 key persons. The interest deduction for Contract debt on these loans is limited to a prescribed interest rate and a maximum aggregate loan amount of $50,000 per key insured person. The corporate alternative minimum tax also applies to business-owned life insurance. This is an indirect tax on additions to the Contract Fund or death benefits received under business-owned life insurance policies.

LEGAL CONSIDERATIONS RELATING TO SEX-DISTINCT PREMIUMS AND BENEFITS

The Contract generally employs mortality tables that distinguish between males and females. Thus, premiums and benefits differ under Contracts issued on males and females of the same age. Employers and employee organizations considering the purchase of a Contract should consult their legal advisers to determine whether purchase of a Contract based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law.

EXCHANGE RIGHT

In the state of New York, you have the right to exchange the Contract for a fixed benefit insurance plan issued by The Prudential Insurance Company of America on the insured's life. Such an exchange is permitted within the first 18 months after a Contract is issued, so long as the Contract is not in default. This is a general account policy with guaranteed minimum values. No evidence of insurability will be required to make an exchange. The new policy will have the same issue date and risk classification for the insured as the original Contract. The exchange may be subject to an equitable adjustment in premiums and values, and a payment may be required. You may wish to obtain tax advice before effecting such an exchange.

OPTION TO EXCHANGE INSURED

Pruco Life of New Jersey will permit a Contract owner to exchange a contract for a new contract on the life of a new insured. Upon the exchange, the original contract is surrendered and the cash value is moved to the new contract without subjecting it to new sales charges and the portion of the charge for taxes attributable to premiums for state and local premium taxes. See CHARGES AND EXPENSES, page 12. We will, however, report this as a taxable surrender of your original Contract, which means that you will be subject to income tax to the extent of any gain in the Contract and that we will withhold applicable federal income taxes. Also, the cash value moved to the new Contract will be considered new premium, which may cause your Contract to be classified as a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 30.

OTHER GENERAL CONTRACT PROVISIONS

ASSIGNMENT. This Contract may not be assigned if the assignment would violate any federal, state or local law or regulation prohibiting sex distinct rates for insurance. Generally, the Contract may not be assigned to an employee benefit plan or program without Pruco Life of New Jersey's consent. Pruco Life of New Jersey assumes no responsibility for the validity or sufficiency of any assignment. We will not be obligated to comply with any assignment unless we receive a copy at a Home Office.

BENEFICIARY. You designate and name your beneficiary in the application. Thereafter, you may change the beneficiary, provided it is in accordance with the terms of the Contract. Should the insured die with no surviving beneficiary, the insured's estate will become the beneficiary.

INCONTESTABILITY. We will not contest the Contract after it has been in-force during the insured's lifetime for two years from the issue date except when any change is made in the Contract that requires Pruco Life of New Jersey's approval and would increase our liability. We will not contest such change after it has been in effect for two years during the lifetime of the insured.

MISSTATEMENT OF AGE OR SEX. If the insured's stated age or sex or both are incorrect in the Contract, Pruco Life of New Jersey will adjust the death benefits payable and any amount to be paid, as required by law, to reflect the correct age and sex. Any such benefit will be based on what the most recent deductions from the Contract Fund would have provided at the insured's correct age and sex.

SETTLEMENT OPTIONS. The Contract grants to most owners, or to the beneficiary, a variety of optional ways of receiving Contract proceeds, other than in a lump sum. Any Pruco Life of New Jersey representative authorized to sell this Contract can explain these options upon request.

SUICIDE EXCLUSION. Generally, if the insured, whether sane or insane, dies by suicide within two years from the Contract date, the Contract will end and Pruco Life of New Jersey will return the premiums paid, less any Contract debt, and less any withdrawals. Generally, if the insured, whether sane or insane, dies by suicide after two years from the issue date, but within two years of the effective date of an increase in the basic insurance amount, we will pay, as to the increase in amount, no more than the sum of the premiums paid on and after the effective date of an increase.

SUBSTITUTION OF FUND SHARES

Although Pruco Life of New Jersey believes it to be unlikely, it is possible that in the judgment of its management, one or more of the portfolios of the Funds may become unsuitable for investment by Contract owners because of investment policy changes, tax law changes, or the unavailability of shares for investment. In that event, Pruco Life of

New Jersey may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, may be required. Contract owners will be notified of any such substitution.

REPORTS TO CONTRACT OWNERS

Once each year, Pruco Life of New Jersey will send you a statement that provides certain information pertinent to your own Contract. This statement will detail values, transactions made, and specific Contract data that apply only to your particular Contract. You will also be sent annual and semi-annual reports of the Funds showing the financial condition of the portfolios and the investments held in each portfolio.

SALE OF THE CONTRACT AND SALES COMMISSIONS

Pruco Securities Corporation ("Prusec"), an indirect wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Contract. Prusec, organized in 1971 under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Prusec's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. The Contract is sold by registered representatives of Prusec who are also authorized by state insurance departments to do so. The Contract may also be sold through other broker-dealers authorized by Prusec and applicable law to do so. Registered representatives of such other broker-dealers may be paid on a different basis than described below.

Generally, representatives will receive a commission of no more than: (1) 20% of the premiums received in the first year on premiums up to the Target Premium (referred to as "segment allocation amount" in your Contract); (2) 12% of premiums received in years two through 10 on premiums up to the Target Premium; and (3) 2% on premiums received in the first 10 years in excess of the Target Premium or received after 10 years. If the basic insurance amount is increased, representatives will generally receive a commission of no more than: (1) 20% of the premiums received up to the Target Premium for the increase received in the first year; (2) 12% of the premiums received up to the Target Premium for years two through 10; and (3) 2% on other premiums received for the increase. Moreover, trail commissions of up to 0.05% of the Contract Fund may be paid as of the end of each calendar quarter for years six through 20 and .025% thereafter. Representatives with less than 4 years of service may receive compensation on a different basis. Representatives who meet certain productivity or persistency standards may be eligible for additional compensation.

STATE REGULATION

Pruco Life of New Jersey is subject to regulation and supervision by the Department of Insurance of the State of New Jersey, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business.

Pruco Life of New Jersey is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business to determine solvency and compliance with local insurance laws and regulations.

In addition to the annual statements referred to above, Pruco Life of New Jersey is required to file with New Jersey and other jurisdictions a separate statement with respect to the operations of all its variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.

EXPERTS

The financial statements of Pruco Life of New Jersey as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and the financial statements of the Account as of December 31, 1999 and for each of the three years in the period then ended included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.

Actuarial matters included in this prospectus have been examined by Nancy Davis, FSA, MAAA, Vice President and Actuary of Prudential, whose opinion is filed as an exhibit to the registration statement.

LITIGATION AND REGULATORY PROCEEDINGS

We are subject to legal and regulatory actions in the ordinary course of our businesses, including class actions. Pending legal regulatory actions include proceedings specific to our practices and proceedings generally applicable to business practices in the industries in which we operate. In certain of these lawsuits, large and/or indeterminate amounts are sought, including punitive or exemplary damages.

In particular, Pruco Life of New Jersey and Prudential have been subject to substantial regulatory actions and civil litigation involving individual life insurance sales practices. In 1996, Prudential, on behalf of itself and many of its life insurance subsidiaries including Pruco Life of New Jersey, entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the companies agreed to various changes to their sales and business practices controls and a series of fines, and are in the process of distributing final remediation relief to eligible class members. In many instances, claimants have the right to "appeal" the decision to an independent reviewer. The bulk of such appeals were resolved in 1999, and the balance is expected to be addressed in 2000. As of January 31, 2000, Prudential and/or Pruco Life of New Jersey remained a party to two putative class actions and approximately 158 individual actions relating to permanent life insurance policies issued in the United States between 1982 and 1995. Additional suits may be filed by individuals who opted out of the settlements. While the approval of the class action settlement is now final, Prudential and Pruco Life of New Jersey remain subject to oversight and review by insurance regulators and other regulatory authorities with respect to their sales practices and the conduct of the remediation program. The U.S. District Court has also retained jurisdiction as to all matters relating to the administration, consummation, enforcement and interpretation of the settlements.

Prudential has indemnified Pruco Life of New Jersey for any liabilities incurred in connection with sales practices litigation covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995.

In 1999, 1998, 1997 and 1996, Prudential recorded provision in its Consolidated Statements of Operations of $100 million, $1,150 million, $2,030 million and $1,125 million, respectively, to provide for estimated remediation costs, and additional sales practices costs including related administrative costs, regulatory fines, penalties and related payments, litigation costs and settlements, including settlements associated with the resolution of claims of deceptive sales practices asserted by policyholders who elected to "opt-out" of the class action settlement and litigate their claims against Prudential separately, and other fees and expenses associated with the resolution of sales practices issues.

ADDITIONAL INFORMATION

Pruco Life of New Jersey has filed a registration statement with the SEC under the Securities Act of 1933, relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may, however, be obtained from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549, or by telephoning (800) SEC-0330, upon payment of a prescribed fee.

Further information may also be obtained from Pruco Life of New Jersey. Its address and telephone number are set forth on the inside front cover of this prospectus.

FINANCIAL STATEMENTS

The financial statements of the Account should be distinguished from the financial statements of Pruco Life of New Jersey, which should be considered only as bearing upon the ability of Pruco Life of New Jersey to meet its obligations under the Contracts.

                             DIRECTORS AND OFFICERS

The directors and major officers of Pruco Life of New Jersey, listed with their principal occupations during the past five years, are shown below.

                      DIRECTORS OF PRUCO LIFE OF NEW JERSEY

JAMES J. AVERY, JR., Chairman and Director - President, Prudential Individual Life Insurance since 1998; 1997 to 1998: Senior Vice President, Chief Actuary and CFO, Prudential Individual Insurance Group; 1995 to 1997: President, Prudential Select.

IRA J. KLEINMAN, Director - Executive Vice President, Prudential International Insurance Group since 1997; 1995 to 1997: Chief Marketing and Product Development Officer, Prudential Individual Insurance Group.

ESTHER H. MILNES, President and Director - Vice President and Chief Actuary, Prudential Individual Life Insurance since 1999; prior to 1999: Vice President and Actuary, Prudential Individual Insurance Group.

DAVID R. ODENATH, JR., Director - President, Prudential Investments since 1999; prior to 1999: Senior Vice President and Director of Sales, Investment Consulting Group, PaineWebber.

I. EDWARD PRICE, Vice Chairman and Director - Senior Vice President and Actuary, Prudential Individual Life Insurance since 1998; 1995 to 1998: Senior Vice President and Actuary, Prudential Individual Insurance Group.

                         OFFICERS WHO ARE NOT DIRECTORS

C. EDWARD CHAPLIN, Treasurer - Vice President and Treasurer, Prudential since 1995.

JAMES C. DROZANOWSKI, Senior Vice President - Vice President, Operations and Systems, Prudential Individual Financial Services since 1998; 1996 to 1998: Vice President and Operations Executive, Prudential Individual Insurance Group; 1995 to 1996: President, Credit Card Division, Chase Manhattan Bank.

THOMAS F. HIGGINS, Senior Vice President - Vice President, Annuity Services, Prudential Individual Financial Services since 1999; 1998 to 1999: Vice President, Mutual Funds, Prudential Individual Financial Services; 1995 to 1998:
Principal, Mutual Fund Operations, The Vanguard Group.

CLIFFORD E. KIRSCH, Chief Legal Officer and Secretary - Chief Counsel, Variable Products, Prudential Law Department since 1995.

SHIRLEY H. SHAO, Senior Vice President and Chief Actuary - Vice President and Associate Actuary, Prudential since 1996; prior to 1996: Vice President and Assistant Actuary, Prudential Corporate Risk Management.

WILLIAM J. ECKERT, Vice President and Chief Accounting Officer - Vice President and IFS Controller, Enterprise Financial Management, Prudential since 2000; 1999 to 2000: Vice President and Individual Life Controller, Enterprise Financial Management, Prudential; 1997 to 1999: Vice President, Accounting, Enterprise Financial Management; 1995 to 1997: Vice President, Accounting, External Financial Reporting.

The business address of all directors and officers of Pruco Life of New Jersey is 213 Washington Street, Newark, New Jersey 07102-2992.

Pruco Life of New Jersey directors and officers are elected annually.

                                                     FINANCIAL STATEMENTS OF
                                         THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
                                      PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT



STATEMENTS OF NET ASSETS (UNAUDITED)
June 30, 2000

                                                                                                            SUBACCOUNTS
                                                                                                  -----------------------------
                                                                                                    PRUDENTIAL      PRUDENTIAL
                                                                                                       MONEY        DIVERSIFIED
                                                                                                      MARKET           BOND
                                                                                                     PORTFOLIO       PORTFOLIO
                                                                                                  -------------   -------------

ASSETS
  Investment in The Prudential Series Fund, Inc.
    Portfolios and non-Prudential administered
    funds, at net asset value [Note 3] .......................................................    $   7,274,115   $  22,753,943
                                                                                                  -------------   -------------
  Net Assets .................................................................................    $   7,274,115   $  22,753,943
                                                                                                  =============   =============




NET ASSETS, representing:
  Equity of contract owners [Note 4] .........................................................    $   7,274,115   $  22,753,943
                                                                                                  -------------   -------------
                                                                                                  $   7,274,115   $  22,753,943
                                                                                                  =============   =============

                                    SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A16

                                                              A1

                                                     SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                  PRUDENTIAL      PRUDENTIAL      PRUDENTIAL       PRUDENTIAL      PRUDENTIAL
  PRUDENTIAL       FLEXIBLE      CONSERVATIVE     HIGH  YIELD         STOCK          EQUITY        PRUDENTIAL      PRUDENTIAL
    EQUITY          MANAGED        BALANCED          BOND             INDEX          INCOME          GLOBAL         JENNISON
   PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
--------------  --------------  --------------   ------------- ---------------   -------------   -------------   -------------




$  174,171,311  $  237,167,192  $  112,242,602   $  30,668,045 $    84,715,549   $  10,587,257   $  85,583,856   $  35,564,018
--------------  --------------  --------------   ------------- ---------------   -------------   -------------   -------------
$  174,171,311  $  237,167,192  $  112,242,602   $  30,668,045 $    84,715,549   $  10,587,257   $  85,583,856   $  35,564,018
==============  ==============  ==============   ============= ===============   =============   =============   =============





$  174,171,311  $  237,167,192  $  112,242,602   $  30,668,045 $    84,715,549   $  10,587,257   $  85,583,856   $  35,564,018
--------------  --------------  --------------   ------------- ---------------   -------------   -------------   -------------
$  174,171,311  $  237,167,192  $  112,242,602   $  30,668,045 $    84,715,549   $  10,587,257   $  85,583,856   $  35,564,018
==============  ==============  ==============   ============= ===============   =============   =============   =============


                                   SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A16

                                                              A2

                                                    FINANCIAL STATEMENTS OF
                                        THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
                                     PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT



STATEMENTS OF OPERATIONS
For the six months ended June 30, 2000, and the years ended December 31, 1999 and 1998


                                                                                  SUBACCOUNTS
                                             ------------------------------------------------------------------------------------


                                                           MONEY MARKET                             DIVERSIFIED BOND
                                                             PORTFOLIO                                  PORTFOLIO
                                             ----------------------------------------    ----------------------------------------
                                             01/01/2000     01/01/1999    01/01/1998     01/01/2000    01/01/1999     01/01/1998
                                                 TO             TO            TO             TO            TO             TO
                                             06/30/2000     12/31/1999    12/31/1998     06/30/2000    12/31/1999     12/31/1998
                                             (UNAUDITED)                                 (UNAUDITED)
                                              ----------    ----------     ----------     ----------    ----------    -----------
INVESTMENT INCOME
  Dividend income ........................... $  210,406    $  362,423     $  376,466     $  359,224    $        0    $ 1,518,983
                                              ----------    ----------     ----------     ----------    ----------    -----------

EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk
    [Note 5A] ...............................     21,699        44,562         43,083         68,019       144,104        147,669
  Reimbursement for excess expenses
    [Note 5D] ...............................       (893)       (1,825)        (1,102)        (3,244)       (6,334)        (5,945)
                                              ----------    ----------     ----------     ----------    ----------    -----------
NET EXPENSES ................................     20,806        42,737         41,981         64,775       137,770        141,724
                                              ----------    ----------     ----------     ----------    ----------    -----------
NET INVESTMENT INCOME (LOSS) ................    189,600       319,686        334,485        294,449      (137,770)     1,377,259
                                              ----------    ----------     ----------     ----------    ----------    -----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
    Capital gains distributions received ....          0             0              0          2,920        67,535         88,872
    Realized gain (loss) on shares
      redeemed ..............................          0             0              0         29,368        41,756         65,294
    Net change in unrealized gain (loss)
      on investments ........................          0             0              0        239,267      (295,317)        22,951

                                              ----------    ----------     ----------     ----------    ----------    -----------
NET GAIN (LOSS) ON INVESTMENTS ..............          0             0              0        271,555      (186,026)       177,117
                                              ----------    ----------     ----------     ----------    ----------    -----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ................................ $  189,600    $  319,686     $  334,485     $  566,004    $ (323,796)   $ 1,554,376
                                              ==========    ==========     ==========     ==========    ==========    ===========


                                    SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A16

                                                              A3

                                                       SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------


                   EQUITY                                 FLEXIBLE MANAGED                         CONSERVATIVE BALANCED
                  PORTFOLIO                                   PORTFOLIO                                  PORTFOLIO
------------------------------------------    ---------------------------------------    -----------------------------------------
  01/01/2000     01/01/1999    01/01/1998     01/01/2000     01/01/1999    01/01/1998     01/01/2000    01/01/1999     01/01/1998
      TO             TO            TO             TO             TO            TO             TO            TO             TO
  06/30/2000     12/31/1999    12/31/1998     06/30/2000     12/31/1999    12/31/1998     06/30/2000    12/31/1999     12/31/1998
  (UNAUDITED)                                 (UNAUDITED)                                 (UNAUDITED)
-------------   ------------  ------------     ----------   -----------   ------------    -----------   -----------   ------------


$     916,295   $  3,250,226  $  3,479,231     $2,066,886   $    11,143   $ 10,349,173    $ 1,226,029   $ 4,689,573   $  4,872,397
-------------   ------------  ------------     ----------   -----------   ------------    -----------   -----------   ------------




      532,177      1,150,889     1,143,923        725,173     1,509,261      2,116,233        347,866       718,530        713,776

      (70,358)      (158,561)     (166,679)      (262,376)     (544,224)      (767,447)       (93,797)     (190,933)      (183,772)
-------------   ------------  ------------     ----------   -----------   ------------    -----------   -----------   ------------
      461,819        992,328       977,244        462,797       965,037      1,348,786        254,069       527,597        530,004
-------------   ------------  ------------     ----------   -----------   ------------    -----------   -----------   ------------
      454,476      2,257,898     2,501,987      1,604,089      (953,894)     9,000,387        971,960     4,161,976      4,342,393
-------------   ------------  ------------     ----------   -----------   ------------    -----------   -----------   ------------


    4,323,765     22,859,279    20,675,751      3,321,644     2,827,339     27,434,444          8,445       658,398      6,925,741

    1,659,226      5,681,025     4,685,572        761,124     1,322,321      8,721,978        344,813       787,439        594,578

  (17,548,892)    (9,060,032)  (12,015,861)    (4,816,778)   14,382,751    (22,408,120)       (65,903)    1,388,838        329,870
-------------   ------------  ------------     ----------   -----------   ------------    -----------   -----------   ------------
  (11,565,901)    19,480,272    13,345,462       (734,010)   18,532,411     13,748,302        287,355     2,834,675      7,850,189
-------------   ------------  ------------     ----------   -----------   ------------    -----------   -----------   ------------


$ (11,111,425)  $ 21,738,170  $ 15,847,449     $  870,079   $17,578,517   $ 22,748,689    $ 1,259,315   $ 6,996,651   $ 12,192,582
=============   ============  ============     ==========   ===========   ============    ===========   ===========   ============


                                  SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A16


                                                              A4

                                                      FINANCIAL STATEMENTS OF
                                          THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
                                       PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT



STATEMENTS OF OPERATIONS
For six months ended June 30, 2000, and the years ended December 31, 1999 and 1998

                                                                                  SUBACCOUNTS
                                              ----------------------------------------------------------------------------------


                                                          HIGH YIELD BOND                              STOCK INDEX
                                                             PORTFOLIO                                  PORTFOLIO
                                              --------------------------------------     ---------------------------------------
                                              01/01/2000    01/01/1999    01/01/1998     01/01/2000    01/01/1999     01/01/1998
                                                 TO             TO            TO             TO            TO             TO
                                              06/30/2000    12/31/1999    12/31/1998     06/30/2000    12/31/1999     12/31/1998
                                              (UNAUDITED)                                (UNAUDITED)
                                              ----------   -----------    -----------    -----------  ------------   ------------
INVESTMENT INCOME
  Dividend income ..........................  $  867,184   $    85,549    $ 1,994,015    $   179,973  $    767,914   $    540,470
                                              ----------   -----------    -----------    -----------  ------------   ------------

EXPENSES
 Charges to contract owners for assuming
   mortality risk and expense risk [Note 5A]      92,781       193,583         97,586        246,170       443,707       207,744
 Reimbursement for excess expenses
   [Note 5D] ................................          0             0              0              0             0              0
                                              ----------   -----------    -----------    -----------  ------------   ------------
NET EXPENSES ................................     92,781       193,583         97,586        246,170       443,707        207,744
                                              ----------   -----------    -----------    -----------  ------------   ------------
NET INVESTMENT INCOME (LOSS) ................    774,403      (108,034)     1,896,429        (66,197)      324,207        332,726
                                              ----------   -----------    -----------    -----------  ------------   ------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
    Capital gains distributions received ....          0             0              0         84,563       976,749      1,074,502
    Realized gain (loss) on shares redeemed .    (27,127)     (217,380)      (173,650)       330,027     4,605,818      1,754,137
    Net change in unrealized gain (loss)
      on investments ........................ (1,439,347)    1,589,321     (2,569,803)    (1,060,054)    8,162,150     11,731,008
                                              ----------   -----------    -----------    -----------  ------------   ------------
NET GAIN (LOSS) ON INVESTMENTS .............. (1,466,474)    1,371,941     (2,743,453)      (645,464)   13,744,717     14,559,647
                                              ----------   -----------    -----------    -----------  ------------   ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ................................ $ (692,071)  $ 1,263,907    $  (847,024)   $  (711,661) $ 14,068,924   $ 14,892,373
                                              ==========   ===========    ===========    ===========  ============   ============


                                    SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A16

                                                                A5

                                                     SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------


              EQUITY INCOME                                  GLOBAL                               PRUDENTIAL JENNISON
                PORTFOLIO                                   PORTFOLIO                                  PORTFOLIO
---------------------------------------     ---------------------------------------     -----------------------------------------
01/01/2000     01/01/1999    01/01/1998     01/01/2000     01/01/1999    01/01/1998     01/01/2000    01/01/1999     01/01/1998
    TO             TO            TO             TO             TO            TO             TO            TO             TO
06/30/2000     12/31/1999    12/31/1998     06/30/2000     12/31/1999    12/31/1998     06/30/2000    12/31/1999     12/31/1998
(UNAUDITED)                                 (UNAUDITED)                                 (UNAUDITED)
-----------    -----------   -----------   ------------  ------------   ------------     ----------   -----------    -----------

$    91,633    $   273,914   $   327,421   $    148,461  $    295,800   $    490,032     $        0   $    22,451    $    10,621
-----------    -----------   -----------   ------------  ------------   ------------     ----------   -----------    -----------



     32,039         71,439        74,057        254,369       411,889        140,140         93,562        81,659         29,296


          0              0             0              0             0              0              0             0              0
-----------    -----------   -----------   ------------  ------------   ------------     ----------   -----------    -----------
     32,039         71,439        74,057        254,369       411,889        140,140         93,562        81,659         29,296
-----------    -----------   -----------   ------------  ------------   ------------     ----------   -----------    -----------
     59,594        202,475       253,364       (105,908)     (116,089)       349,892        (93,562)      (59,208)       (18,675)
-----------    -----------   -----------   ------------  ------------   ------------     ----------   -----------    -----------



     23,888      1,332,460       721,671      5,399,070       518,662      2,640,161        499,627       970,020        104,664
    (10,580)       244,341       117,016        339,852     1,889,924         32,172          6,950       108,823         27,074


   (748,669)      (422,725)   (1,610,976)    (6,866,642)   25,916,670      7,149,778        403,698     4,732,816      1,492,381
-----------    -----------   -----------   ------------  ------------   ------------     ----------   -----------    -----------
   (735,361)     1,154,076      (772,289)    (1,127,720)   28,325,256      9,822,111        910,275     5,811,659      1,624,119
-----------    -----------   -----------   ------------  ------------   ------------     ----------   -----------    -----------


$  (675,767)   $ 1,356,551   $  (518,925)  $ (1,233,628) $ 28,209,167   $ 10,172,003     $  816,713   $ 5,752,451    $ 1,605,444
===========    ===========   ===========   ============  ============   ============     ==========   ===========    ===========


                                   SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A16

                                                               A6


                                                      FINANCIAL STATEMENTS OF
                                          THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
                                       PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT



STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended June 30, 2000, and the years ended December 31, 1999 and 1998

                                                                                  SUBACCOUNTS
                                             -----------------------------------------------------------------------------------


                                                           MONEY MARKET                             DIVERSIFIED BOND
                                                             PORTFOLIO                                  PORTFOLIO

                                             ---------------------------------------     ---------------------------------------
                                             01/01/2000     01/01/1999    01/01/1998     01/01/2000    01/01/1999     01/01/1998
                                                 TO             TO            TO             TO            TO             TO
                                             06/30/2000     12/31/1999    12/31/1998     06/30/2000    12/31/1999     12/31/1998
                                             (UNAUDITED)                                 (UNAUDITED)
                                             -----------   -----------    -----------   ------------  ------------   ------------

OPERATIONS:
  Net investment income (loss) ............  $   189,600   $   319,686    $   334,485   $    294,449  $   (137,770)  $  1,377,259
  Capital gains distributions received ....            0             0              0          2,920        67,535         88,872
  Realized gain (loss) on shares redeemed .            0             0              0         29,368        41,756         65,294
  Net change in unrealized gain (loss) on
    investments ...........................            0             0              0        239,267      (295,317)        22,951
                                             -----------   -----------    -----------   ------------  ------------   ------------

NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS ..............................      189,600       319,686        334,485        566,004      (323,796)     1,554,376
                                             -----------   -----------    -----------   ------------  ------------   ------------

PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
  Contract Owner Net Payments .............      157,516        18,255        362,297        482,292       485,236      1,209,116
  Policy Loans ............................      (61,673)     (182,692)      (147,149)      (437,965)     (553,832)      (529,009)
  Policy Loan Repayments and Interest .....       71,010       204,337        265,406        208,567       509,659        421,496
  Surrenders, Withdrawals and Death
    Benefits ..............................     (410,473)     (433,849)      (627,277)      (510,043)   (1,188,933)    (1,336,342)
  Net Transfers From (To) Other Subaccounts
    or Fixed Rate Option ..................       17,379       252,166        538,372       (624,843)     (351,534)       682,202
  Withdrawal and Other Charges ............     (109,920)     (231,397)      (246,028)      (268,009)     (571,355)      (621,531)
                                             -----------   -----------    -----------   ------------  ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM PREMIUM
  PAYMENTS AND OTHER OPERATING
  TRANSFERS ...............................     (336,161)     (373,180)       145,621     (1,150,001)   (1,670,759)      (174,068)
                                             -----------   -----------    -----------   ------------  ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RETAINED IN THE
  ACCOUNT [Note 7] ........................            0             0        (15,018)             0             0         (2,680)
                                             -----------   -----------    -----------   ------------  ------------   ------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ..................................     (146,561)      (53,494)       465,088       (583,997)   (1,994,555)     1,377,628

NET ASSETS:
  Beginning of period .....................    7,420,676     7,474,170      7,009,082     23,337,940    25,332,495     23,954,867
                                             -----------   -----------    -----------   ------------  ------------   ------------
  End of period ...........................  $ 7,274,115   $ 7,420,676    $ 7,474,170   $ 22,753,943  $ 23,337,940   $ 25,332,495
                                             ===========   ===========    ===========   ============  ============   ============


                                    SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A16

                                                                A7

                                                      SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------


                  EQUITY                                 FLEXIBLE MANAGED                         CONSERVATIVE BALANCED
                 PORTFOLIO                                   PORTFOLIO                                  PORTFOLIO
-----------------------------------------   -----------------------------------------   -----------------------------------------

 01/01/2000     01/01/1999    01/01/1998     01/01/2000     01/01/1999    01/01/1998     01/01/2000    01/01/1999     01/01/1998
     TO             TO            TO             TO             TO            TO             TO            TO             TO
 06/30/2000     12/31/1999    12/31/1998     06/30/2000     12/31/1999    12/31/1998     06/30/2000    12/31/1999     12/31/1998
 (UNAUDITED)                                 (UNAUDITED)                                 (UNAUDITED)
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------


$    454,476   $  2,257,898  $  2,501,987   $  1,604,089  $   (953,894)  $  9,000,387   $    971,960  $  4,161,976   $  4,342,393
   4,323,765     22,859,279    20,675,751      3,321,644     2,827,339     27,434,444          8,445       658,398      6,925,741
   1,659,226      5,681,025     4,685,572        761,124     1,322,321      8,721,978        344,813       787,439        594,578

 (17,548,892)    (9,060,032)  (12,015,861)    (4,816,778)   14,382,751    (22,408,120)       (65,903)    1,388,838        329,870
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------



 (11,111,425)    21,738,170    15,847,449        870,079    17,578,517     22,748,689      1,259,315     6,996,651     12,192,582
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------



   3,520,231        484,980     8,768,106      7,261,910     4,963,270     19,460,603      3,510,450     2,955,315      8,965,691
  (3,068,610)    (5,865,015)   (6,477,542)    (3,137,905)   (7,384,636)    (7,974,049)    (1,335,887)   (2,889,851)    (3,015,778)
   2,141,486      5,452,661     4,223,794      2,996,544     7,010,849      5,598,233      1,243,370     2,927,288      1,976,521

  (4,544,579)    (7,992,313)   (9,891,027)    (7,325,489)  (10,727,647)   (13,996,390)    (2,878,450)   (5,619,206)    (6,131,547)

  (4,302,554)    (3,629,986)   (1,215,581)    (5,336,110)   (4,161,991)  (144,967,979)    (2,585,794)   (2,179,539)    (1,292,182)
  (2,395,046)    (5,119,578)   (5,422,744)    (4,614,461)   (9,811,225)   (11,055,099)    (2,354,368)   (4,974,621)    (5,312,571)
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------




  (8,649,072)   (16,669,251)  (10,014,994)   (10,155,511)  (20,111,380)  (152,934,681)    (4,400,679)   (9,780,614)    (4,809,866)
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------


           0              0      (132,641)             0             0       (177,182)             0             0         (8,012)
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------


 (19,760,497)     5,068,919     5,699,814     (9,285,432)   (2,532,863)  (130,363,174)    (3,141,364)   (2,783,963)     7,374,704


 193,931,808    188,862,889   183,163,075    246,452,624   248,985,487    379,348,661    115,383,966   118,167,929    110,793,225
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------
$174,171,311   $193,931,808  $188,862,889   $237,167,192  $246,452,624   $248,985,487   $112,242,602  $115,383,966   $118,167,929
============   ============  ============   ============  ============   ============   ============  ============   ============


                                    SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A16

                                                                A8

                                                     FINANCIAL STATEMENTS OF
                                         THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
                                      PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT



STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended June 30, 2000, and the years ended December 31, 1999 and 1998


                                                                                  SUBACCOUNTS
                                            -------------------------------------------------------------------------------------


                                                          HIGH YIELD BOND                              STOCK INDEX
                                                             PORTFOLIO                                  PORTFOLIO
                                            -----------------------------------------   -----------------------------------------
                                             01/01/2000     01/01/1999    01/01/1998     01/01/2000    01/01/1999     01/01/1998
                                                 TO             TO            TO             TO            TO             TO
                                             06/30/2000     12/31/1999    12/31/1998     06/30/2000    12/31/1999     12/31/1998
                                             (UNAUDITED)                                 (UNAUDITED)
                                            ------------  ------------   ------------   ------------  ------------   ------------

OPERATIONS:
  Net investment income (loss) ...........  $    774,403  $   (108,034)  $  1,896,429   $    (66,197) $    324,207   $    332,726
  Capital gains distributions received ...             0             0              0         84,563       976,749      1,074,502
  Realized gain (loss) on shares redeemed        (27,127)     (217,380)      (173,650)       330,027     4,605,818      1,754,137
  Net change in unrealized gain (loss) on
    investments ..........................    (1,439,347)    1,589,321     (2,569,803)    (1,060,054)    8,162,150     11,731,008
                                            ------------  ------------   ------------   ------------  ------------   ------------


NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS .............................      (692,071)    1,263,907       (847,024)      (711,661)   14,068,924     14,892,373
                                            ------------  ------------   ------------   ------------  ------------   ------------

PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
  Contract Owner Net Payments ............       165,877       247,400        356,982      1,106,350       836,738       (458,592)
  Policy Loans ...........................       (67,095)     (145,200)      (163,296)      (388,613)     (768,138)      (528,435)
  Policy Loan Repayments and Interest ....        51,182       288,800        167,408        320,289       641,476        429,300
  Surrenders, Withdrawals and Death
    Benefits .............................      (202,373)     (164,918)      (501,296)    (1,300,751)   (1,093,052)    (1,117,895)
  Net Transfers From (To) Other Subaccounts
    or Fixed Rate Option .................      (541,754)   (3,734,139)    29,637,732      1,736,026    (6,699,608)    50,128,317
  Withdrawal and Other Charges ...........      (142,814)     (332,102)      (283,352)      (449,058)     (876,437)      (637,808)
                                            ------------  ------------   ------------   ------------  ------------   ------------


NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM PREMIUM
  PAYMENTS AND OTHER OPERATING
  TRANSFERS ..............................      (736,977)   (3,840,159)    29,214,178      1,024,243    (7,959,021)    47,814,887
                                            ------------  ------------   ------------   ------------  ------------   ------------


NET INCREASE (DECREASE) IN
  NET ASSETS RETAINED IN THE
  ACCOUNT [Note 7] .......................             0             0        (60,128)             0             0        687,255
                                            ------------  ------------   ------------   ------------  ------------   ------------


TOTAL INCREASE (DECREASE) IN
  NET ASSETS .............................    (1,429,048)   (2,576,252)    28,307,026        312,582     6,109,903     63,394,515


NET ASSETS:
  Beginning of period ....................    32,097,093    34,673,345      6,366,319     84,402,967    78,293,064     14,898,549
                                            ------------  ------------   ------------   ------------  ------------   ------------
  End of period ..........................  $ 30,668,045  $ 32,097,093   $ 34,673,345   $ 84,715,549  $ 84,402,967   $ 78,293,064
                                            ============  ============   ============   ============  ============   ============


                                    SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A16

                                                                A9


                                                      SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------


               EQUITY INCOME                                  GLOBAL                               PRUDENTIAL JENNISON
                 PORTFOLIO                                   PORTFOLIO                                  PORTFOLIO
-----------------------------------------   -----------------------------------------   -----------------------------------------
 01/01/2000     01/01/1999    01/01/1998     01/01/2000     01/01/1999    01/01/1998     01/01/2000    01/01/1999     01/01/1998
     TO             TO            TO             TO             TO            TO             TO            TO             TO
 06/30/2000     12/31/1999    12/31/1998     06/30/2000     12/31/1999    12/31/1998     06/30/2000    12/31/1999     12/31/1998
 (UNAUDITED)                                 (UNAUDITED)                                 (UNAUDITED)
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------

$     59,594   $    202,475  $    253,364   $   (105,908) $   (116,089)  $    349,892   $    (93,562) $    (59,208)  $    (18,675)
      23,888      1,332,460       721,671      5,399,070       518,662      2,640,161        499,627       970,020        104,664
     (10,580)       244,341       117,016        339,852     1,889,924         32,172          6,950       108,823         27,074

    (748,669)      (422,725)   (1,610,976)    (6,866,642)   25,916,670      7,149,778        403,698     4,732,816      1,492,381
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------



    (675,767)     1,356,551      (518,925)    (1,233,628)   28,209,167     10,172,003        816,713     5,752,451      1,605,444
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------



     264,951         93,369       625,273       (100,239)   (1,977,776)      (404,538)       447,675       918,991        350,999
    (146,592)      (299,074)     (348,765)       (92,772)     (156,604)      (117,217)      (449,011)     (541,040)      (186,693)
     110,161        310,105       211,308         60,105       170,944         65,209        241,895       423,520        207,729

    (200,014)      (501,214)     (642,033)      (392,409)      (19,903)      (359,688)      (386,923)     (548,558)      (263,749)

    (510,611)      (548,343)    1,663,734      2,861,817    (5,578,438)    47,651,150      9,801,174    12,249,824      2,831,858
    (148,158)      (331,274)     (356,431)      (253,593)     (418,808)      (207,310)      (283,903)     (318,494)      (156,276)
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------





    (630,263)    (1,276,431)    1,153,086      2,082,909    (7,980,585)    46,627,606      9,370,907    12,184,243      2,783,868
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------




           0              0        12,012              0             0         99,132              0             0         (7,320)
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------



  (1,306,030)        80,120       646,173        849,281    20,228,582     56,898,741     10,187,620    17,936,694      4,381,992



  11,893,287     11,813,167    11,166,994     84,734,575    64,505,993      7,607,252     25,376,398     7,439,704      3,057,712
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------
$ 10,587,257   $ 11,893,287  $ 11,813,167   $ 85,583,856  $ 84,734,575   $ 64,505,993   $ 35,564,018  $ 25,376,398   $  7,439,704
============   ============  ============   ============  ============   ============   ============  ============   ============


                                    SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A16

                                                               A10

                        NOTES TO FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

                            JUNE 30, 2000 (UNAUDITED)



NOTE 1: GENERAL

        Pruco Life of New Jersey Variable Appreciable Account (the "Account") was established on January 13, 1984 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) and is indirectly wholly-owned by The Prudential Insurance Company of America ("Prudential"). The assets of the Account are segregated from Pruco Life of New Jersey's other assets. Proceeds from the purchases of Pruco Life of New Jersey Variable Appreciable Life ("VAL"), Pruco Life of New Jersey PRUvider Variable Appreciable Life ("PRUvider"), effective November 10, 1999 Pruco Life of New Jersey PruSelect III ("PSEL III") and, effective May 1, 2000, Pruco Life of New Jersey Survivorship Variable Universal Life ("SVUL") contracts are invested in the Account.

        The Account is registered under the Investment Company act of 1940, as amended, as a unit investment trust. There are nineteen subaccounts within the Account, fifteen of which are available to PruSelect III contract owners. Each subaccount invests in its corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund") or its corresponding non-Prudential administered fund. The Series Fund is a diversified open-end management investment company, and is managed by Prudential.

        Beginning October 16, 2000, the following seventeen additional subaccounts will be available to PruSelect III contract owners: Franklin Small Cap Fund - Class 2, American Century VP Income and Growth Fund, SP Alliance Large Cap Growth Portfolio, SP Davis Value Portfolio, Dreyfus MidCap Stock Portfolio, Dreyfus Small Cap Portfolio, SP Small/Mid Cap Value Portfolio, Goldman Sachs CORE Small Cap Equity Fund, VIF - Utilities Fund, VIF Technology Fund, SP INVESCO Small Company Growth Portfolio, Janus Aspen Aggressive Growth Portfolio - Service Shares, Janus Aspen Balanced Portfolio - Service Shares, Oppenheimer Aggressive Growth Fund/VA - Service Shares, SP PIMCO Total Return Portfolio, SP PIMCO High Yield Portfolio, and Janus Aspen International Growth Portfolio - Service Shares.

        New sales of the VAL product, which invests in the Account, were discontinued as of May 1, 1992. However, premium payments made by the contract owners existing at that date will continue to be received by the Account.

        At June 30, 2000, there were no balances pertaining to PruSelect III in the subaccounts investing in the Series Fund or the non-Prudential administered funds.


NOTE 2:  SIGNIFICANT ACCOUNTING POLICIES

        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

        Investments--The investments in shares of the Series Fund or the non-Prudential administered funds are stated at the net asset value of the respective portfolio.

        Security Transactions--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund or the non-Prudential administered funds and are recorded on the ex-dividend date.


                                      A11

NOTE 3: INVESTMENT INFORMATION FOR THE PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

        The net asset value per share for each portfolio of the Series Fund, the number of shares (rounded) of each portfolio held by the Account and the aggregate cost of investments in such shares at June 30, 2000 were as follows: (unaudited)

                                                                      PORTFOLIOS
                                         ---------------------------------------------------------------------
                                            MONEY       DIVERSIFIED                   FLEXIBLE    CONSERVATIVE
                                           MARKET          BOND         EQUITY         MANAGED      BALANCED
                                         -----------  ------------   ------------   ------------  ------------
                                                                                                  <C.
        Number of shares (rounded):          727,411     2,053,605      6,572,502     13,669,679     7,288,481
        Net asset value per share:          $  10.00     $   11.08      $   26.50      $   17.35     $   15.40
        Cost:                            $ 7,274,115  $ 22,060,748   $145,532,311   $219,834,200  $103,434,783


                                                                PORTFOLIOS (CONTINUED)
                                        ----------------------------------------------------------------------
                                             HIGH
                                             YIELD         STOCK         EQUITY                    PRUDENTIAL
                                             BOND          INDEX         INCOME         GLOBAL      JENNISON
                                        ------------  ------------   ------------   ------------  ------------
        Number of shares (rounded):        4,277,273     1,922,731        579,172      2,996,634     1,073,469

        Net asset value per share :          $  7.17      $  44.06       $  18.28       $  28.56     $   33.13
        Cost:                           $ 32,600,994  $ 59,810,293   $ 10,627,810   $ 59,874,025  $ 28,426,819

                                      A12

NOTE 4: CONTRACT OWNER UNIT INFORMATION

        Outstanding contract owner units, unit values and total value of contract owner equity at June 30, 2000 were as follows: (unaudited)

                                                                                SUBACCOUNTS
                                                   ---------------------------------------------------------------------------

                                                     MONEY        DIVERSIFIED                      FLEXIBLE     CONSERVATIVE
                                                    MARKET           BOND          EQUITY           MANAGED       BALANCED
                                                   PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO
                                                  -----------    ------------   -------------   -------------   -------------

        Contract Owner Units Outstanding
          (VAL - rounded) .....................     3,520,309       7,415,379      22,910,284      43,501,434      24,543,601
        Unit Value (VAL) ......................   $   2.06395    $    3.06848   $     7.60232   $     5.12626   $     4.18790
                                                  -----------    ------------   -------------   -------------   -------------
        Contract Owner Equity (VAL) ...........   $ 7,265,743    $ 22,753,943   $ 174,171,311   $ 222,999,659   $ 102,786,147
                                                  -----------    ------------   -------------   -------------   -------------


        Contract Owner Units Outstanding
          (PRUvider - rounded) ................           N/A             N/A             N/A       4,040,340       3,220,567
        Unit Value (PRUvider) .................           N/A             N/A             N/A   $     3.50652   $     2.93627
                                                  -----------    ------------   -------------   -------------   -------------
        Contract Owner Equity (PRUvider) ......           N/A             N/A             N/A   $  14,167,533   $   9,456,455
                                                  -----------    ------------   -------------   -------------   -------------


        Contract Owner Units Outstanding
          (PSEL III - rounded) ................             0               0               0               0               0
        Unit Value (PSEL III) .................   $   1.03625    $    1.02103   $     0.99430   $     1.04233   $     1.04042
                                                  -----------    ------------   -------------   -------------   -------------
        Contract Owner Equity (PSEL III) ......   $         0    $          0   $           0   $           0   $           0
                                                  -----------    ------------   -------------   -------------   -------------


        Contract Owner Units Outstanding
          (SVUL - rounded) ....................         8,306               0               0               0               0
        Unit Value (SVUL) .....................   $   1.00793    $    1.02931   $     0.97653      $  1.01741      $  1.02049
                                                  -----------    ------------   -------------   -------------   -------------
        Contract Owner Equity (SVUL) ..........   $     8,372    $          0   $           0           $   0           $   0
                                                  -----------    ------------   -------------   -------------   -------------
        TOTAL CONTRACT OWNER EQUITY ...........   $ 7,274,115    $ 22,753,943   $ 174,171,311   $ 237,167,192   $ 112,242,602
                                                  ===========    ============   =============   =============   =============

                                                                            SUBACCOUNTS (CONTINUED)
                                                  ----------------------------------------------------------------------------
                                                      HIGH
                                                      YIELD          STOCK         EQUITY                        PRUDENTIAL
                                                      BOND           INDEX         INCOME           GLOBAL        JENNISON
                                                    PORTFOLIO      PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO
                                                  -------------  -------------  --------------  --------------  --------------

        Contract Owner Units Outstanding
          (VAL - rounded) .....................      12,627,090     13,773,565       2,381,471      33,488,822       9,521,851
        Unit Value (VAL) ......................   $     2.42875  $     6.15059  $      4.44568  $      2.55581  $      3.73499
                                                  -------------  -------------  --------------  --------------  --------------
        Contract Owner Equity (VAL) ...........   $  30,668,045  $  84,715,549  $   10,587,257  $   85,583,856  $   35,564,018
                                                  -------------  -------------  --------------  --------------  --------------
        Contract Owner Units Outstanding
          (PRUvider - rounded) ................             N/A            N/A             N/A             N/A             N/A
        Unit Value (PRUvider) .................             N/A            N/A             N/A             N/A             N/A
                                                  -------------  -------------  --------------  --------------  --------------
        Contract Owner Equity (PRUvider) ......             N/A            N/A             N/A             N/A             N/A
                                                  -------------  -------------  --------------  --------------  --------------
        Contract Owner Units Outstanding
          (PSEL III - rounded) ................               0              0               0               0               0
          Unit Value (PSEL III) ...............   $     1.00078  $     1.07018  $      1.01719  $      1.19434  $      1.20545
                                                  -------------  -------------  --------------  --------------  --------------
        Contract Owner Equity (PSEL III) ......   $           0  $           0  $            0  $            0  $            0
                                                  -------------  -------------  --------------  --------------  --------------
        Contract Owner Units Outstanding
          (SVUL - rounded) ....................               0              0               0               0               0
          Unit Value SVUL) ....................   $     0.99596  $     1.01499  $      0.97987  $      1.00568  $      1.01051
                                                  -------------  -------------  --------------  --------------  --------------
        Contract Owner Equity (SVUL) ..........   $           0  $           0  $            0  $            0  $            0
                                                  -------------  -------------  --------------  --------------  --------------
        TOTAL CONTRACT OWNER EQUITY ...........   $  30,658,045  $  84,715,549  $   10,587,257  $   85,583,856  $   35,564,018
                                                  =============  =============  ==============  ==============  ==============

                                      A13

NOTE 5: CHARGES AND EXPENSES

        A. Mortality Risk and Expense Risk Charges

           The mortality risk and expense risk charges, at an effective annual rate of up to 0.60%, 0.90%, 0.50% and 0.90% are applied daily against the net assets representing equity of VAL, PRUvider, PruSelect III and SVUL contract owners held in each subaccount, respectively. Mortality risk is that contract owners may not live as long as estimated and expense risk is that the cost of issuing and administering the policies may exceed related charges by Pruco Life of New Jersey. Pruco Life of New Jersey currently intends to charge only 0.20% on PruSelect III contracts but reserves the right to make the full 0.50% charge.

        B. Deferred Sales Charge

           A deferred sales charge is imposed upon surrenders of certain VAL, PRUvider and SVUL contracts to compensate Pruco Life of New Jersey for sales and other marketing expenses. The amount of any sales charge will depend on the number of years that have elapsed since the contract was issued. No sales charge will be imposed after the tenth year of the contract. No sales charge will be imposed on death benefits.

        C. Partial Withdrawal Charge

           A charge is imposed by Pruco Life of New Jersey on partial withdrawals of the cash surrender value. A charge equal to the lesser of $15 or 2% and $25 or 2% will be made in connection with each partial withdrawal of the cash surrender value of a VAL or PRUvider contract and PruSelect III or SVUL contract, respectively.

        D. Expense Reimbursement

           The Account is reimbursed by Pruco Life of New Jersey for expenses in excess of 0.40% of the VAL product's average daily net assets incurred by the Money Market, Diversified Bond, Equity, Flexible Managed and Conservative Balanced Portfolios of the Series Fund.

        E. Cost of Insurance and Other Related Charges

           Contract owner contributions are subject to certain deductions prior to being invested in the Account. The deductions are for (1) transaction costs which are deducted from each premium payment to cover premium collection and processing costs; (2) state premium taxes; (3) sales charges which are deducted in order to compensate Pruco Life of New Jersey for the cost of selling the contract. Contracts are also subject to monthly charges for the costs of administering the contract and to compensate Pruco Life of New Jersey for the guaranteed minimum death benefit risk.


NOTE 6: TAXES

        Pruco Life of New Jersey is taxed as a "life insurance company" as defined by the Internal Revenue Code and the results of operations of the Account form a part of Prudential's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements.


NOTE 7: NET INCREASE (DECREASE) IN NET ASSETS RETAINED IN THE ACCOUNT

        The increase (decrease) in net assets retained in the Account represents the net contributions (withdrawals) of Pruco Life of New Jersey to
        (from) the Account. Effective October 13, 1998, Pruco Life of New Jersey no longer maintains a position in the Account. Previously, Pruco Life of New Jersey maintained a position in the Account for liquidity purposes including unit purchases and redemptions, fund share transactions and expense processing.


                                      A14

NOTE 8:  UNIT ACTIVITY

        Transactions in units (including transfers among subaccounts), for the six months ended June 30, 2000 and the years ended December 31, 1999 and 1998 were as follows:

                                                                        SUBACCOUNTS
                                  ----------------------------------------------------------------------------------------
                                               MONEY MARKET                                  DIVERSIFIED BOND
                                                 PORTFOLIO                                       PORTFOLIO
                                  ----------------------------------------      -------------------------------------------
                                  01/01/2000    01/01/1999      01/01/1998      01/01/2000      01/01/1999      01/01/1998
                                      TO            TO              TO              TO              TO              TO
                                  06/30/2000    12/31/1999      12/31/1998      06/30/2000      12/31/1999      12/31/1998
                                  (UNAUDITED)                                   (UNAUDITED)
                                  -----------   ----------      ----------      -----------     -----------     -----------
        Contract Owner
          Contributions:            509,936      1,394,252       1,651,137         231,709       1,817,938       3,461,354

        Contract Owner
            Redemptions:           (671,400)    (1,583,513)     (1,575,664)       (612,952)     (2,374,019)     (3,523,454)


                                                                  SUBACCOUNTS (CONTINUED)
                                  ----------------------------------------------------------------------------------------
                                                  EQUITY                                      FLEXIBLE MANAGED
                                                 PORTFOLIO                                       PORTFOLIO
                                  ----------------------------------------      -------------------------------------------
                                  01/01/2000    01/01/1999      01/01/1998      01/01/2000      01/01/1999      01/01/1998
                                      TO            TO              TO              TO              TO              TO
                                  06/30/2000    12/31/1999      12/31/1998      06/30/2000      12/31/1999      12/31/1998
                                  (UNAUDITED)                                   (UNAUDITED)
                                  -----------   ----------      ----------      -----------     -----------     -----------
        Contract Owner
          Contributions:            736,933      1,053,096       4,007,348       1,912,194       2,928,417      16,398,289

        Contract Owner
            Redemptions:         (1,878,536)    (3,213,126)     (5,431,230)     (3,912,453)     (6,981,728)    (51,572,419)


                                                                  SUBACCOUNTS (CONTINUED)
                                  ----------------------------------------------------------------------------------------
                                           CONSERVATIVE BALANCED                              HIGH YIELD BOND
                                                 PORTFOLIO                                       PORTFOLIO
                                  ----------------------------------------      -------------------------------------------
                                  01/01/2000    01/01/1999      01/01/1998      01/01/2000      01/01/1999      01/01/1998
                                      TO            TO              TO              TO              TO              TO
                                  06/30/2000    12/31/1999      12/31/1998      06/30/2000      12/31/1999      12/31/1998
                                  (UNAUDITED)                                   (UNAUDITED)
                                  -----------   ----------      ----------      -----------     -----------     -----------
        Contract Owner
          Contributions:          1,103,563      2,742,649       3,568,780         117,020      10,923,909      33,003,985

        Contract Owner
            Redemptions:         (2,174,227)    (5,207,302)     (4,841,159)       (416,253)    (12,518,142)    (21,070,995)


                                                                  SUBACCOUNTS (CONTINUED)
                                  ----------------------------------------------------------------------------------------
                                                STOCK INDEX                                    EQUITY INCOME
                                                 PORTFOLIO                                       PORTFOLIO
                                  ----------------------------------------      -------------------------------------------
                                  01/01/2000    01/01/1999      01/01/1998      01/01/2000      01/01/1999      01/01/1998
                                      TO            TO              TO              TO              TO              TO
                                  06/30/2000    12/31/1999      12/31/1998      06/30/2000      12/31/1999      12/31/1998
                                  (UNAUDITED)                                   (UNAUDITED)
                                  -----------   ----------      ----------      -----------     -----------     -----------
        Contract Owner
          Contributions:            620,041     10,650,541      25,612,492         146,058         214,150         724,545

        Contract Owner
            Redemptions:           (454,283)   (12,168,789)    (14,154,931)       (290,194)       (494,521)       (492,449)


                                                                  SUBACCOUNTS (CONTINUED)
                                  ----------------------------------------------------------------------------------------
                                                  GLOBAL                                        PRUDENTIAL
                                                 PORTFOLIO                                  JENNISON PORTFOLIO
                                  ----------------------------------------      -------------------------------------------
                                  01/01/2000    01/01/1999      01/01/1998      01/01/2000      01/01/1999      01/01/1998
                                      TO            TO              TO              TO              TO              TO
                                  06/30/2000    12/31/1999      12/31/1998      06/30/2000      12/31/1999      12/31/1998
                                  (UNAUDITED)                                   (UNAUDITED)
                                  -----------   ----------      ----------      -----------     -----------     -----------
        Contract Owner
          Contributions:          1,279,032     31,717,854      84,626,033       2,932,872       4,934,733       1,808,411

        Contract Owner
            Redemptions:           (523,650)   (35,712,959)    (53,280,086)       (454,738)       (810,425)       (520,419)

                                                             A15

NOTE 9: PURCHASES AND SALES OF INVESTMENTS

        The aggregate costs of purchases and proceeds from sales of investments in the Series Fund for the six months ended June 30, 2000 were as follows:

                                                                                  PORTFOLIOS
                                                -----------------------------------------------------------------------------
                                                     MONEY        DIVERSIFIED                      FLEXIBLE     CONSERVATIVE
                                                    MARKET           BOND           EQUITY          MANAGED       BALANCED
                                                -------------    ------------    ------------    ------------    ------------
        Purchases ...........................   $     940,583    $     64,707    $     65,197    $    519,772    $    318,215
        Sales ...............................   $  (1,349,901)   $ (1,282,227)   $ (9,215,637)   $(11,132,219)   $ (4,962,889)


                                                                            PORTFOLIOS (CONTINUED)
                                                ------------------------------------------------------------------------------
                                                  HIGH YIELD         STOCK          EQUITY                       PRUDENTIAL
                                                     BOND            INDEX          INCOME          GLOBAL        JENNISON
                                                -------------    ------------    ------------    ------------    ------------
        Purchases ...........................     $    86,260    $  1,966,065    $    176,516    $  2,818,802    $  9,318,811
        Sales ...............................     $  (916,480)   $ (1,179,735)   $   (837,566)   $   (970,746)   $    (34,285)

                                                             A16

                           FINANCIAL STATEMENTS OF
                THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
            PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 1999


                                                                        SUBACCOUNTS
                                                                 ----------------------------
                                                                    MONEY        DIVERSIFIED
                                                                    MARKET          BOND
                                                                  PORTFOLIO       PORTFOLIO
                                                                 -----------     ------------
ASSETS
  Investment in The Prudential Series Fund, Inc.
    Portfolios at net asset value [Note 3] ..............        $ 7,473,027     $ 23,340,683
  Receivable from (Payable to) Pruco Life
    of New Jersey [Note 2] ..............................            (52,351)          (2,743)
                                                                 -----------     ------------
    Net Assets ..........................................        $ 7,420,676     $ 23,337,940
                                                                 ===========     ============

NET ASSETS, representing:
  Equity of contract owners [Note 4] ....................        $ 7,420,676     $ 23,337,940
                                                                 -----------     ------------
                                                                 $ 7,420,676     $ 23,337,940
                                                                 ===========     ============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A31

                                      A17


                                               SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                   HIGH
                   FLEXIBLE     CONSERVATIVE       YIELD           STOCK         EQUITY                        PRUDENTIAL
    EQUITY         MANAGED        BALANCED         BOND            INDEX         INCOME        GLOBAL          JENNISON
   PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO        PORTFOLIO
-------------   -------------   -------------   ------------   ------------   ------------   ------------   ------------


$ 193,971,356   $ 246,446,762   $ 115,373,893   $ 32,097,556   $ 84,394,710   $ 11,892,035   $ 84,715,059   $ 25,369,217

      (39,548)          5,862          10,073           (463)         8,257          1,252         19,516          7,181
-------------   -------------   -------------   ------------   ------------   ------------   ------------   ------------
$ 193,931,808   $ 246,452,624   $ 115,383,966   $ 32,097,093   $ 84,402,967   $ 11,893,287   $ 84,734,575   $ 25,376,398
=============   =============   =============   ============   ============   ============   ============   ============

$ 193,931,808   $ 246,452,624   $ 115,383,966   $ 32,097,093   $ 84,402,967   $ 11,893,287   $ 84,734,575   $ 25,376,398
-------------   -------------   -------------   ------------   ------------   ------------   ------------   ------------
$ 193,931,808   $ 246,452,624   $ 115,383,966   $ 32,097,093   $ 84,402,967   $ 11,893,287   $ 84,734,575   $ 25,376,398
=============   =============   =============   ============   ============   ============   ============   ============

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A31

                                      A18

                                FINANCIAL STATEMENTS OF
                     THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
                 PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF OPERATIONS
For the years ended December 31, 1999, 1998, and 1997


                                                                              SUBACCOUNTS
                                                  --------------------------------------------------------------------------
                                                             MONEY MARKET                       DIVERSIFIED BOND
                                                              PORTFOLIO                            PORTFOLIO
                                                  ---------------------------------   --------------------------------------
                                                     1999        1998       1997        1999          1998          1997
                                                  ---------   ---------   ---------   ----------   -----------   -----------
INVESTMENT INCOME
  Dividend income .............................   $ 362,423   $ 376,466   $ 390,865   $        0   $ 1,518,983   $ 1,730,646
                                                  ---------   ---------   ---------   ----------   -----------   -----------
EXPENSES
 Charges to contract owners for assuming
   mortality risk and expense risk [Note 5A] ..      44,562      43,083      44,046      144,104       147,669       140,877
 Reimbursement for excess expenses
   [Note 5D] ..................................      (1,825)     (1,102)     (1,630)      (6,334)       (5,945)       (5,701)
                                                  ---------   ---------   ---------   ----------   -----------   -----------
NET EXPENSES ..................................      42,737      41,981      42,416      137,770       141,724       135,176
                                                  ---------   ---------   ---------   ----------   -----------   -----------
NET INVESTMENT INCOME (LOSS) ..................     319,686     334,485     348,449     (137,770)    1,377,259     1,595,470
                                                  ---------   ---------   ---------   ----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
    Capital gains distributions received ......           0           0           0       67,535        88,872       276,650
    Realized gain (loss) on shares
      redeemed ................................           0           0           0       41,756        65,294        70,032
    Net change in unrealized gain (loss)
      on investments ..........................           0           0           0     (295,317)       22,951      (154,839)
                                                  ---------   ---------   ---------   ----------   -----------   -----------
NET GAIN (LOSS) ON INVESTMENTS ................           0           0           0     (186,026)      177,117       191,843
                                                  ---------   ---------   ---------   ----------   -----------   -----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ..................................   $ 319,686   $ 334,485   $ 348,449   $ (323,796)  $ 1,554,376   $ 1,787,313
                                                  =========   =========   =========   ==========   ===========   ===========


               SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A31

                                        A19


                                                      SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                   EQUITY                                 FLEXIBLE MANAGED                         CONSERVATIVE BALANCED
                 PORTFOLIO                                    PORTFOLIO                                  PORTFOLIO
------------------------------------------   ------------------------------------------   -----------------------------------------
    1999           1998           1997           1999           1998           1997           1999         1998            1997
------------   ------------   ------------   ------------   ------------   ------------   -----------   ------------   ------------

$  3,250,226   $  3,479,231   $  3,958,383   $     11,143   $ 10,349,173   $ 10,897,673   $ 4,689,573   $  4,872,397   $  4,982,357
------------   ------------   ------------   ------------   ------------   ------------   -----------   ------------   ------------


   1,150,889      1,143,923      1,028,832      1,509,261      2,116,233      2,184,985       718,530        713,776        665,939

    (158,561)      (166,679)      (133,380)      (544,224)      (767,447)      (793,096)     (190,933)      (183,772)      (163,989)
------------   ------------   ------------   ------------   ------------   ------------   -----------   ------------   ------------
     992,328        977,244        895,452        965,037      1,348,786      1,391,889       527,597        530,004        501,950
------------   ------------   ------------   ------------   ------------   ------------   -----------   ------------   ------------
   2,257,898      2,501,987      3,062,931       (953,894)     9,000,387      9,505,784     4,161,976      4,342,393      4,480,407
------------   ------------   ------------   ------------   ------------   ------------   -----------   ------------   ------------


  22,859,279     20,675,751      9,847,752      2,827,339     27,434,444     56,731,648       658,398      6,925,741     11,925,141

   5,681,025      4,685,572      3,605,717      1,322,321      8,721,978      2,974,960       787,439        594,578        961,056

  (9,060,032)   (12,015,861)    19,914,304     14,382,751    (22,408,120)   (11,688,757)    1,388,838        329,870     (4,407,263)
------------   ------------   ------------   ------------   ------------   ------------   -----------   ------------   ------------
  19,480,272     13,345,462     33,367,773     18,532,411     13,748,302     48,017,851     2,834,675      7,850,189      8,478,934
------------   ------------   ------------   ------------   ------------   ------------   -----------   ------------   ------------


$ 21,738,170   $ 15,847,449   $ 36,430,704   $ 17,578,517   $ 22,748,689   $ 57,523,635   $ 6,996,651   $ 12,192,582   $ 12,959,341
============   ============   ============   ============   ============   ============   ===========   ============   ============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A31

                                       A20


                                                       FINANCIAL STATEMENTS OF
                                           THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
                                        PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF OPERATIONS
For  the years ended December 31, 1999, 1998 and 1997


                                                                                  SUBACCOUNTS
                                                   -------------------------------------------------------------------------------

                                                               HIGH YIELD BOND                          STOCK INDEX
                                                                  PORTFOLIO                              PORTFOLIO
                                                   --------------------------------------   --------------------------------------
                                                       1999          1998          1997        1999          1998         1997
                                                   ----------    -----------     --------   -----------  -----------    ----------
INVESTMENT INCOME
  Dividend income ...............................  $   85,549    $ 1,994,015     $568,574   $   767,914  $   540,470    $  188,173
                                                   ----------    -----------     --------   -----------  -----------    ----------
EXPENSES
 Charges to contract owners for assuming
   mortality risk and expense risk [Note 5A] ....     193,583         97,586       35,704       443,707      207,744        73,231
 Reimbursement for excess expenses
   [Note 5D] ....................................           0              0            0             0            0             0
NET EXPENSES ....................................     193,583         97,586       35,704       443,707      207,744        73,231
                                                   ----------    -----------     --------   -----------  -----------    ----------
NET INVESTMENT INCOME (LOSS) ....................    (108,034)     1,896,429      532,870       324,207      332,726       114,942
                                                   ----------    -----------     --------   -----------  -----------    ----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
    Capital gains distributions received ........           0              0            0       976,749    1,074,502       412,169
    Realized gain (loss) on shares
      redeemed ..................................    (217,380)      (173,650)      32,615     4,605,818    1,754,137       260,629
    Net change in unrealized gain (loss)
      on investments ............................   1,589,321     (2,569,803)     171,940     8,162,150   11,731,008     2,468,185
                                                   ----------    -----------     --------   -----------  -----------    ----------
NET GAIN (LOSS) ON INVESTMENTS ..................   1,371,941     (2,743,453)     204,555    13,744,717   14,559,647     3,140,983
                                                   ----------    -----------     --------   -----------  -----------    ----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ....................................  $1,263,907    $  (847,024)    $737,425   $14,068,924  $14,892,373    $3,255,925
                                                   ==========    ===========     ========   ===========  ===========    ==========


                                     SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A31

                                                                A21


                                                     SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------

               EQUITY INCOME                                  GLOBAL                               PRUDENTIAL JENNISON
                 PORTFOLIO                                   PORTFOLIO                                  PORTFOLIO
----------------------------------------    ----------------------------------------    ----------------------------------------
    1999           1998          1997           1999         1998            1997           1999          1998           1997
-----------     ----------    ----------    -----------   -----------     ----------    -----------   -----------      ---------
$   273,914     $  327,421    $  237,992    $   295,800   $   490,032     $   69,248    $    22,451   $    10,621      $   5,371
-----------     ----------    ----------    -----------   -----------     ----------    -----------   -----------      ---------

     71,439         74,057        53,801        411,889       140,140         31,924         81,659        29,296        13,312

          0              0             0              0             0              0              0             0              0
-----------     ----------    ----------    -----------   -----------     ----------    -----------   -----------      ---------
     71,439         74,057        53,801        411,889       140,140         31,924         81,659        29,296         13,312
-----------     ----------    ----------    -----------   -----------     ----------    -----------   -----------      ---------
    202,475        253,364       184,191       (116,089)      349,892         37,324        (59,208)      (18,675)        (7,941)
-----------     ----------    ----------    -----------   -----------     ----------    -----------   -----------      ---------

  1,332,460        721,671       998,911        518,662     2,640,161        352,331        970,020       104,664        171,556

    244,341        117,016        52,359      1,889,924        32,172         32,176        108,823        27,074         16,410

   (422,725)    (1,610,976)    1,459,574     25,916,670     7,149,778       (672,740)     4,732,816     1,492,381        364,364
-----------     ----------    ----------    -----------   -----------     ----------    -----------   -----------      ---------
  1,154,076       (772,289)    2,510,844     28,325,256     9,822,111       (288,233)     5,811,659     1,624,119        552,330
-----------     ----------    ----------    -----------   -----------     ----------    -----------   -----------      ---------


$ 1,356,551     $ (518,925)   $2,695,035    $28,209,167   $10,172,003     $ (250,909)   $ 5,752,451   $ 1,605,444      $ 544,389
===========     ==========    ==========    ===========   ===========     ==========    ===========   ===========      =========


                                    SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A31

                                                               A22

                                                     FINANCIAL STATEMENTS OF
                                          THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
                                      PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1999, 1998 and 1997

                                                                                  SUBACCOUNTS
                                                  -------------------------------------------------------------------------------

                                                             MONEY MARKET                             DIVERSIFIED BOND
                                                              PORTFOLIO                                  PORTFOLIO
                                                 -------------------------------------    ---------------------------------------
                                                    1999         1998          1997           1999          1998           1997
                                                 ----------   ----------    ----------    -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ................  $  319,686   $  334,485    $  348,449    $  (137,770)  $ 1,377,259   $ 1,595,470
  Capital gains distributions received ........           0            0             0         67,535        88,872       276,650
  Realized gain (loss) on shares redeemed .....           0            0             0         41,756        65,294        70,032
  Net change in unrealized gain (loss) on
    investments ...............................           0            0             0       (295,317)       22,951      (154,839)
                                                 ----------   ----------    ----------    -----------   -----------   -----------


NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS ..................................     319,686      334,485       348,449       (323,796)    1,554,376     1,787,313
                                                 ----------   ----------    ----------    -----------   -----------   -----------


PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
  Contract Owner Net Payments .................      18,255      362,297       505,183        485,236     1,209,116     1,404,553
  Policy Loans ................................    (182,692)    (147,149)     (409,790)      (553,832)     (529,009)     (473,054)
  Policy Loan Repayments and Interest .........     204,337      265,406       140,076        509,659       421,496       409,993
  Surrenders, Withdrawals and Death
    Benefits ..................................    (433,849)    (627,277)     (550,152)    (1,188,933)   (1,336,342)   (1,502,838)
  Net Transfers From (To) Other Subaccounts
    or Fixed Rate Option ......................     252,166      538,372      (156,879)      (351,534)      682,202       194,525
  Administrative and Other Charges ............    (231,397)    (246,028)     (301,944)      (571,355)     (621,531)     (732,626)
                                                 ----------   ----------    ----------    -----------   -----------   -----------


NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM PREMIUM
  PAYMENTS AND OTHER OPERATING
  TRANSFERS ...................................    (373,180)     145,621      (773,506)    (1,670,759)     (174,068)     (699,447)
                                                 ----------   ----------    ----------    -----------   -----------   -----------


NET INCREASE (DECREASE) IN NET
  ASSETS RETAINED IN THE
  ACCOUNT [Note 7] ............................           0      (15,018)      (99,078)             0        (2,680)      (57,377)
                                                 ----------   ----------    ----------    -----------   -----------   -----------


TOTAL INCREASE (DECREASE) IN NET
  ASSETS ......................................     (53,494)     465,088      (524,135)    (1,994,555)    1,377,628     1,030,489


NET ASSETS:
  Beginning of year ...........................   7,474,170    7,009,082     7,533,217     25,332,495    23,954,867    22,924,378
                                                 ----------   ----------    ----------    -----------   -----------   -----------
  End of year .................................  $7,420,676   $7,474,170    $7,009,082    $23,337,940   $25,332,495   $23,954,867
                                                 ==========   ==========    ==========    ===========   ===========   ===========


                                    SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A31


                                                               A23


                                                      SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------

                  EQUITY                                 FLEXIBLE MANAGED                         CONSERVATIVE BALANCED
                 PORTFOLIO                                  PORTFOLIO                                  PORTFOLIO
-----------------------------------------   -----------------------------------------   -----------------------------------------
    1999           1998          1997           1999          1998          1997           1999          1998           1997
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------
$  2,257,898   $  2,501,987  $  3,062,931   $   (953,894) $  9,000,387   $  9,505,784   $  4,161,976  $  4,342,393   $  4,480,407
  22,859,279     20,675,751     9,847,752      2,827,339    27,434,444     56,731,648        658,398     6,925,741     11,925,141
   5,681,025      4,685,572     3,605,717      1,322,321     8,721,978      2,974,960        787,439       594,578        961,056

  (9,060,032)   (12,015,861)   19,914,304     14,382,751   (22,408,120)   (11,688,757)     1,388,838       329,870     (4,407,263)
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------


  21,738,170     15,847,449    36,430,704     17,578,517    22,748,689     57,523,635      6,996,651    12,192,582     12,959,341
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------


     484,980      8,768,106    10,298,271      4,963,270    19,460,603     22,730,005      2,955,315     8,965,691     10,313,838
  (5,865,015)    (6,477,542)   (6,145,354)    (7,384,636)   (7,974,049)    (7,849,567)    (2,889,851)   (3,015,778)    (3,213,273)
   5,452,661      4,223,794     3,591,634      7,010,849     5,598,233      5,129,697      2,927,288     1,976,521      2,156,195

  (7,992,313)    (9,891,027)  (10,093,245)   (10,727,647)  (13,996,390)   (15,259,724)    (5,619,206)   (6,131,547)    (6,793,526)

  (3,629,986)    (1,215,581)      678,473     (4,161,991) (144,967,979)    (2,359,588)    (2,179,539)   (1,292,182)    (1,375,131)
  (5,119,578)    (5,422,744)   (6,160,863)    (9,811,225)  (11,055,099)   (12,720,067)    (4,974,621)   (5,312,571)    (6,059,806)
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------


 (16,669,251)   (10,014,994)   (7,831,084)   (20,111,380) (152,934,681)   (10,329,244)    (9,780,614)   (4,809,866)    (4,971,703)
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------


           0       (132,641)     (149,464)             0      (177,182)      (219,866)             0        (8,012)      (508,220)
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------


   5,068,919      5,699,814    28,450,156     (2,532,863) (130,363,174)    46,974,525     (2,783,963)    7,374,704      7,479,418


 188,862,889    183,163,075   154,712,919    248,985,487   379,348,661    332,374,136    118,167,929   110,793,225    103,313,807
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------
$193,931,808   $188,862,889  $183,163,075   $246,452,624  $248,985,487   $379,348,661   $115,383,966  $118,167,929   $110,793,225
============   ============  ============   ============  ============   ============   ============  ============   ============


                                    SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A31

                                                               A24

                                                     FINANCIAL STATEMENTS OF
                                          THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
                                      PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1999, 1998 and 1997

                                                                                    SUBACCOUNTS
                                                    ------------------------------------------------------------------------------

                                                                HIGH YIELD BOND                         STOCK INDEX
                                                                  PORTFOLIO                              PORTFOLIO

                                                    -------------------------------------   --------------------------------------
                                                        1999         1998        1997          1999         1998           1997
                                                    -----------  -----------   ----------   -----------  -----------   -----------
OPERATIONS:
  Net investment income (loss) ..................   $  (108,034) $ 1,896,429   $  532,870   $   324,207  $   332,726   $   114,942
  Capital gains distributions received ..........             0            0            0       976,749    1,074,502       412,169
  Realized gain (loss) on shares redeemed .......      (217,380)    (173,650)      32,615     4,605,818    1,754,137       260,629
  Net change in unrealized gain (loss) on
    investments .................................     1,589,321   (2,569,803)     171,940     8,162,150   11,731,008     2,468,185
                                                    -----------  -----------   ----------   -----------  -----------   -----------


NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS ....................................     1,263,907     (847,024)     737,425    14,068,924   14,892,373     3,255,925
                                                    -----------  -----------   ----------   -----------  -----------   -----------


PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
  Contract Owner Net Payments ...................       247,400      356,982      469,592       836,738     (458,592)      919,468
  Policy Loans ..................................      (145,200)    (163,296)    (201,423)     (768,138)    (528,435)     (466,875)
  Policy Loan Repayments and Interest ...........       288,800      167,408      118,870       641,476      429,300       254,143
  Surrenders, Withdrawals and Death
    Benefits ....................................      (164,918)    (501,296)    (305,958)   (1,093,052)  (1,117,895)     (558,323)
  Net Transfers From (To) Other Subaccounts
    or Fixed Rate Option ........................    (3,734,139)  29,637,732      130,175    (6,699,608)  50,128,317     2,108,397
  Administrative and Other Charges ..............      (332,102)    (283,352)    (265,639)     (876,437)    (637,808)     (474,579)
                                                    -----------  -----------   ----------   -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM PREMIUM
  PAYMENTS AND OTHER OPERATING
  TRANSFERS .....................................    (3,840,159)  29,214,178      (54,383)   (7,959,021)  47,814,887     1,782,231
                                                    -----------  -----------   ----------   -----------  -----------   -----------


NET INCREASE (DECREASE) IN
  NET ASSETS RETAINED IN THE
  ACCOUNT [Note 7] ..............................             0      (60,128)       3,000             0      687,255        22,000
                                                    -----------  -----------   ----------   -----------  -----------   -----------


TOTAL INCREASE (DECREASE) IN
  NET ASSETS ....................................    (2,576,252)  28,307,026      686,042     6,109,903   63,394,515     5,060,156


NET ASSETS:
  Beginning of year .............................    34,673,345    6,366,319    5,680,277    78,293,064   14,898,549     9,838,393
                                                    -----------  -----------   ----------   -----------  -----------   -----------
  End of period year ............................   $32,097,093  $34,673,345   $6,366,319   $84,402,967  $78,293,064   $14,898,549
                                                    ===========  ===========   ==========   ===========  ===========   ===========


                                    SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A31

                                                               A25

                                                      SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------

               EQUITY INCOME                                  GLOBAL                               PRUDENTIAL JENNISON
                 PORTFOLIO                                   PORTFOLIO                                  PORTFOLIO

-----------------------------------------   -----------------------------------------   -----------------------------------------
    1999           1998          1997           1999           1998          1997           1999          1998           1997
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------
$    202,475   $    253,364  $    184,191   $   (116,089) $    349,892   $     37,324   $    (59,208) $    (18,675)  $     (7,941)
   1,332,460        721,671       998,911        518,662     2,640,161        352,331        970,020       104,664        171,556
     244,341        117,016        52,359      1,889,924        32,172         32,176        108,823        27,074         16,410
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------


    (422,725)    (1,610,976)    1,459,574     25,916,670     7,149,778       (672,740)     4,732,816     1,492,381        364,364
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------


   1,356,551       (518,925)    2,695,035     28,209,167    10,172,003       (250,909)     5,752,451     1,605,444        544,389
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------


      93,369        625,273       636,376     (1,977,776)     (404,538)       296,914        918,991       350,999        221,934
    (299,074)      (348,765)     (321,220)      (156,604)     (117,217)      (119,989)      (541,040)     (186,693)       (95,540)
     310,105        211,308       165,506        170,944        65,209         60,528        423,520       207,729         33,699

    (501,214)      (642,033)     (413,503)       (19,903)     (359,688)      (118,830)      (548,558)     (263,749)       (53,534)

    (548,343)     1,663,734     1,464,170     (5,578,438)   47,651,150      5,040,462     12,249,824     2,831,858        976,677
    (331,274)      (356,431)     (325,521)      (418,808)     (207,310)      (125,863)      (318,494)     (156,276)       (85,689)
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------


  (1,276,431)     1,153,086     1,205,808     (7,980,585)   46,627,606      5,033,222     12,184,243     2,783,868        997,547
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------


           0         12,012       (21,017)             0        99,132         37,702              0        (7,320)       (34,235)
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------


      80,120        646,173     3,879,826     20,228,582    56,898,741      4,820,015     17,936,694     4,381,992      1,507,701


  11,813,167     11,166,994     7,287,168     64,505,993     7,607,252      2,787,237      7,439,704     3,057,712      1,550,011
------------   ------------  ------------   ------------  ------------   ------------   ------------  ------------   ------------
$ 11,893,287   $ 11,813,167  $ 11,166,994   $ 84,734,575  $ 64,505,993   $  7,607,252   $ 25,376,398  $  7,439,704   $  3,057,712
============   ============  ============   ============  ============   ============   ============  ============   ============


                                    SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A27 THROUGH A31

                                                               A26

                        NOTES TO FINANCIAL STATEMENTS OF
                 THE PRUSELECT III VARIABLE LIFE SUBACCOUNTS OF
              PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

                                DECEMBER 31, 1999

NOTE 1: GENERAL

        Pruco Life of New Jersey Variable Appreciable Account ("the Account") was established on January 13, 1984 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) and is indirectly wholly-owned by The Prudential Insurance Company of America ("Prudential"). The assets of the Account are segregated from Pruco Life of New Jersey's other assets. Proceeds from the purchases of Pruco Life of New Jersey Variable Appreciable Life ("VAL"), Pruco Life of New Jersey PRUvider Variable Appreciable Life ("PRUvider") and effective November 10, 1999 Pruco Life of New Jersey PruSelect III ("PSEL III") contracts are invested in the Account.

        The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. There are eighteen subaccounts within the Account, fifteen of which are available to PruSelect III contract owners. Each subaccount invests only in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"). The Series Fund is a diversified open-end management investment company, and is managed by Prudential.

        New sales of the VAL product, which invests in the Account, were discontinued as of May 1, 1992. However, premium payments made by contract owners existing at that date will continue to be received by the Account.

        At December 31, 1999, there were no balances pertaining to PruSelect III in the subaccounts investing in the Series Fund or the non-Prudential admnistered funds.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

        Investments--The investments in shares of the Series Fund are stated at the net asset value of the respective portfolio.

        Security Transactions--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund and are recorded on the ex-dividend date.

        Receivable from (Payable to) Pruco Life of New Jersey--At times, Pruco Life of New Jersey may owe an amount to or expect to receive an amount from the Account primarily related to processing contract owner payments, surrenders, withdrawals and death benefits. This amount is reflected in the Account's Statements of Net Assets as either a receivable from or payable to Pruco Life of New Jersey. The receivable and or payable does not have an effect on the contract owner's account or the related unit value.

                                       A27

NOTE 3: INVESTMENT INFORMATION FOR THE PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

        The net asset value per share for each portfolio of the Series Fund, the number of shares (rounded) of each portfolio held by the Account and the aggregate cost of investments in such shares at December 31, 1999 were as follows:

                                                                                 PORTFOLIOS
                                                ----------------------------------------------------------------------------
                                                    MONEY       DIVERSIFIED                       FLEXIBLE     CONSERVATIVE
                                                    MARKET          BOND           EQUITY         MANAGED         BALANCED
                                                ------------    ------------    ------------    ------------    ------------

        Number of shares (rounded): ........         747,303       2,131,569       6,711,812      13,970,904       7,511,321
        Net asset value per share: .........    $      10.00    $      10.95    $      28.90    $      17.64    $      15.36
        Cost: ..............................    $  7,473,027    $ 22,886,755    $147,783,464    $224,296,992    $106,500,171


                                                                              PORTFOLIOS (CONTINUED)
                                                ----------------------------------------------------------------------------
                                                     HIGH
                                                     YIELD         STOCK          EQUITY                         PRUDENTIAL
                                                     BOND          INDEX          INCOME           GLOBAL         JENNISON
                                                ------------    ------------    ------------    ------------    ------------
        Number of shares (rounded): ........       4,268,292       1,898,644         609,223       2,734,508         783,242
        Net asset value per share : ........     $      7.52     $     44.45     $     19.52     $     30.98     $     32.39
        Cost: ..............................     $32,591,158     $58,429,400     $11,183,919     $51,938,586     $18,635,716


NOTE 4:  CONTRACT OWNER UNIT INFORMATION

        Outstanding contract owner units, unit values and total value of contract owner equity at December 31, 1999 were as follows:

                                                                                  SUBACCOUNTS
                                                    ------------------------------------------------------------------------
                                                       MONEY        DIVERSIFIED                    FLEXIBLE     CONSERVATIVE
                                                       MARKET          BOND          EQUITY         MANAGED       BALANCED
                                                      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                    ------------   ------------   ------------   ------------   ------------
        Contract Owner Units Outstanding (VAL) ..      3,690,079      7,796,622     24,051,887     45,581,573     25,613,699
        (VAL - rounded) .........................   $    2.01098   $    2.99334   $    8.06306   $    5.10277   $    4.13896
                                                    ------------   ------------   ------------   ------------   ------------
        Contract Owner Equity (VAL) .............   $  7,420,676   $ 23,337,940   $193,931,808   $232,592,282   $106,014,078
                                                    ------------   ------------   ------------   ------------   ------------

        Contract Owner Units Outstanding
          (PRUvider - rounded) ..................         N/A          N/A           N/A            3,960,460      3,221,133
        Unit Value (PRUvider) ...................         N/A          N/A           N/A         $    3.49968   $    2.90888
                                                    ------------   ------------   ------------   ------------   ------------
        Contract Owner Equity (PRUvider) ........         N/A          N/A           N/A         $ 13,860,342   $  9,369,888
                                                    ------------   ------------   ------------   ------------   ------------

        Contract Owner Units Outstanding
          (PSEL III - rounded) ..................              0              0              0              0              0
        Unit Value (PSEL III) ...................   $    1.00775   $    0.99424   $    1.05287   $    1.03671   $    1.02714
                                                    ------------   ------------   ------------   ------------   ------------
        Contract Owner Equity (PSEL III) ........   $          0   $          0   $          0   $          0   $          0
                                                    ------------   ------------   ------------   ------------   ------------
        TOTAL CONTRACT OWNER EQUITY .............   $  7,420,676   $ 23,337,940   $193,931,808   $246,452,624   $115,383,966
                                                    ============   ============   ============   ============   ============

                                                                A28

                                                                                SUBACCOUNTS (CONTINUED)
                                                         -------------------------------------------------------------------
                                                            HIGH
                                                            YIELD         STOCK        EQUITY                    PRUDENTIAL
                                                             BOND         INDEX        INCOME        GLOBAL       JENNISON
                                                          PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                         -----------   -----------   -----------   -----------   -----------
        Contract Owner Units Outstanding (VAL) .......    12,926,323    13,607,807     2,525,607    32,733,240     7,043,717
          (VAL - rounded) ............................   $   2.48308   $   6.20254   $   4.70908   $   2.58864   $   3.60270
                                                         -----------   -----------   -----------   -----------   -----------
        Contract Owner Equity (VAL) ..................   $32,097,093   $84,402,967   $11,893,287   $84,734,575   $25,376,398
                                                         -----------   -----------   -----------   -----------   -----------
        Contract Owner Units Outstanding
          (PRUvider - rounded) .......................        N/A           N/A           N/A           N/A           N/A
        Unit Value (PRUvider) ........................        N/A           N/A           N/A           N/A           N/A
                                                         -----------   -----------   -----------   -----------   -----------
        Contract Owner Equity (PRUvider) .............        N/A           N/A           N/A           N/A           N/A
                                                         -----------   -----------   -----------   -----------   -----------
        Contract Owner Units Outstanding
          (PSEL III - rounded) .......................             0             0             0             0             0
          Unit Value (PSEL III) ......................   $   1.02134   $   1.07712   $   1.07537   $   1.20743   $   1.16040
                                                         -----------   -----------   -----------   -----------   -----------
        Contract Owner Equity (PSEL III) .............   $         0   $         0   $         0   $         0   $         0
                                                         -----------   -----------   -----------   -----------   -----------
        TOTAL CONTRACT OWNER EQUITY ..................   $32,097,093   $84,402,967   $11,893,287   $84,734,575   $25,376,398
                                                         ===========   ===========   ===========   ===========   ===========


NOTE 5:  CHARGES AND EXPENSES

        A.  Mortality Risk and Expense Risk Charges

           The mortality risk and expense risk charges, at an effective annual rate of 0.60%, 0.90% and 0.20%, are applied daily against the net assets representing equity of VAL, PRUvider and PruSelect III contract owners held in each subaccount, respectively. Mortality risk is that contract owners may not live as long as estimated and expense risk is that the cost of issuing and administering the policies may exceed related charges by Pruco Life of New Jersey.

        B.  Deferred Sales Charge

           A deferred sales charge is imposed upon surrenders of certain VAL and PRUvider variable life insurance contracts to compensate Pruco Life of New Jersey for sales and other marketing expenses. The amount of any sales charge will depend on the number of years that have elapsed since the contract was issued. No sales charge will be imposed after the tenth year of the contract. No sales charge will be imposed on death benefits.

        C.  Partial Withdrawal Charge

           A charge is imposed by Pruco Life of New Jersey on partial withdrawals of the cash surrender value. A charge equal to the lesser of $15 or 2% and $25 or 2% will be made in connection with each partial withdrawal of the cash surrender value of a VAL or PRUvider contract and PruSelect III contract, respectively.

        D.  Expense Reimbursement

           The Account is reimbursed by Pruco Life of New Jersey for expenses in excess of 0.40% of the VAL product's average daily net assets incurred by the Money Market, Diversified Bond, Equity, Flexible Managed and Conservative Balanced Portfolios of the Series Fund.

        E.  Cost of Insurance and Other Related Charges

           Contract owner contributions are subject to certain deductions prior to being invested in the Account. The deductions are for (1) transaction costs which are deducted from each premium payment to cover premium collection and processing costs; (2) state premium taxes; (3) sales charges which are deducted in order to compensate Pruco Life of New Jersey for the cost of selling the contract. Contracts are also subject to monthly charges for the costs of administering the contract and to compensate Pruco Life of New Jersey for the guaranteed minimum death benefit risk.

NOTE 6:  TAXES

        Pruco Life of New Jersey is taxed as a "life insurance company" as defined by the Internal Revenue Code and the results of operations of the Account form a part of Prudential's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements.

                                         A29

NOTE 7:  NET INCREASE (DECREASE) IN NET ASSETS RETAINED IN THE ACCOUNT

        The increase (decrease) in net assets retained in the Account represents the net contributions (withdrawals) of Pruco Life of New Jersey to
        (from) the Account. Effective October 13, 1998 Pruco Life of New Jersey no longer maintains a position in the account. Previously, Pruco Life of New Jersey maintained a position in the Account for liquidity purposes including unit purchases and redemptions, fund share transactions and expense processing.

NOTE 8:  UNIT ACTIVITY

        Transactions in units (including transfers among subaccounts), for the years ended December 31, 1999, 1998 and 1997 were as follows:

                                                                           SUBACCOUNTS
                                      -------------------------------------------------------------------------------------
                                                     MONEY MARKET                             DIVERSIFIED BOND
                                                      PORTFOLIO                                  PORTFOLIO
                                      ----------------------------------------     ----------------------------------------
                                         1999            1998          1997           1999           1998             1997
                                      ----------     ----------     ----------     ----------     ----------     ----------
       Contract Owner
          Contributions: .........     1,394,252      1,651,137      1,852,551      1,817,938      3,461,354        957,470
        Contract Owner
          Redemptions: ...........    (1,583,513)    (1,575,664)    (2,279,240)    (2,374,019)    (3,523,454)    (1,208,781)



                                                                     SUBACCOUNTS (CONTINUED)
                                      -------------------------------------------------------------------------------------
                                                        EQUITY                                FLEXIBLE MANAGED
                                                      PORTFOLIO                                   PORTFOLIO
                                      ----------------------------------------     ----------------------------------------
                                          1999           1998           1997          1999           1998           1997
                                      ----------     ----------     ----------     ----------     ----------     ----------
        Contract Owner
          Contributions: .........     1,053,096      4,007,348      2,872,723      2,928,417     16,398,289      7,728,571
        Contract Owner
          Redemptions: ...........    (3,213,126)    (5,431,230)    (4,155,330)    (6,981,728)   (51,572,419)   (10,193,317



                                                                       SUBACCOUNTS (CONTINUED)
                                      -------------------------------------------------------------------------------------
                                                CONSERVATIVE BALANCED                          HIGH YIELD BOND
                                                     PORTFOLIO                                   PORTFOLIO
                                      ----------------------------------------     ----------------------------------------
                                          1999          1998           1997           1999           1998            1997
                                      ----------     ----------     ----------     ----------     ----------     ----------
        Contract Owner
          Contributions: .........     2,742,649      3,568,780      4,308,577     10,923,909     33,003,985        415,705
        Contract Owner
          Redemptions: ...........    (5,207,302)    (4,841,159)    (5,775,601)   (12,518,142)   (21,070,995)      (440,795)




                                                                  SUBACCOUNTS (CONTINUED)
                                      -------------------------------------------------------------------------------------
                                                    STOCK INDEX                                 EQUITY INCOME
                                                     PORTFOLIO                                    PORTFOLIO
                                      ----------------------------------------     ----------------------------------------
                                         1999           1998           1997           1999            1998           1997
                                      ----------     ----------     ----------     ----------     ----------     ----------
        Contract Owner
          Contributions: .........    10,650,541     25,612,492      1,448,957        214,150        724,545        651,898
        Contract Owner
          Redemptions: ...........   (12,168,789)   (14,154,931)      (982,534)      (494,521)      (492,449)      (352,895)




                                                                   SUBACCOUNTS (CONTINUED)
                                      -------------------------------------------------------------------------------------
                                                      GLOBAL                                    PRUDENTIAL
                                                     PORTFOLIO                               JENNISON PORTFOLIO
                                      ----------------------------------------     ----------------------------------------
                                         1999           1998           1997           1999           1998           1997
                                      ----------     ----------     ----------     ----------     ----------     ----------
        Contract Owner
          Contributions: .........    31,717,854     84,626,033      3,871,182      4,934,733      1,808,411        862,419
        Contract Owner
          Redemptions: ...........   (35,712,959)   (53,280,086)      (575,706)      (810,425)      (520,419)      (284,443)


                                                                A30

NOTE 9: PURCHASES AND SALES OF INVESTMENTS

        The aggregate costs of purchases and proceeds from sales of investments in the Series Fund for the year ended December 31, 1999 were as follows:

                                                                            PORTFOLIOS
                                      -------------------------------------------------------------------------------------
                                       MONEY            DIVERSIFIED                           FLEXIBLE          CONSERVATIVE
                                       MARKET               BOND             EQUITY            MANAGED            BALANCED
                                      ----------       ------------       ------------       ------------       ------------
        Purchases ................  $  2,157,046       $    285,296       $    343,856       $  1,048,953       $    583,087
        Sales ....................  $ (2,520,612)      $ (2,091,082)      $(17,965,888)      $(22,131,232)      $(10,901,371)




                                                                      PORTFOLIOS (CONTINUED)
                                      -------------------------------------------------------------------------------------
                                     HIGH YIELD           STOCK             EQUITY                               PRUDENTIAL
                                        BOND              INDEX             INCOME              GLOBAL            JENNISON
                                      ----------       ------------       ------------       ------------       ------------
        Purchases ................ $    780,770       $  9,032,528       $    401,468       $    701,472       $ 12,573,470
        Sales .................... $ (4,814,050)      $(17,443,512)      $ (1,750,590)      $ (9,113,462)      $   (478,067)













                                                                A31

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Contract Owners of the PruSelect III Variable Life Subaccounts of Pruco Life of New Jersey Variable Appreciable Account and the Board of Directors of Pruco Life Insurance Company of New Jersey


In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts (Money Market Portfolio, Diversified Bond Portfolio, Equity Portfolio, Flexible Managed Portfolio, Conservative Balanced Portfolio, High Yield Bond Portfolio, Stock Index Portfolio, Equity Income Portfolio, Global Portfolio and Prudential Jennison Portfolio ) of the PruSelect III Variable Life Subaccounts of Pruco Life of New Jersey Variable Appreciable Account at December 31, 1999, the results of each of their operations and the changes in each of their net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Pruco Life Insurance Company of New Jersey's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 1999, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
New York, New York
March 17, 2000




                                      A32

Pruco Life Insurance Company of New Jersey

Statements of Financial Position
As of June 30, 2000 and December 31, 1999 (In Thousands)
--------------------------------------------------------------------------------

                                                                           (Unaudited)
                                                                             June 30,      December 31,
                                                                               2000            1999
                                                                            -----------    -----------
ASSETS
Fixed maturities
   Available for sale, at fair value (amortized cost, 2000: $604,283; and
   1999: $604,223)                                                          $   587,498    $   585,271
   Held to maturity, at amortized cost (fair value, 2000: $6,997; and
   1999: $6,938)                                                                  7,470          7,470
Policy loans                                                                    147,180        143,815
Short-term investments                                                           79,084         27,473
Other long-term investments                                                       4,027          2,520
                                                                            -----------    -----------
        Total investments                                                       825,259        766,549
Cash                                                                                660            117
Deferred policy acquisition costs                                               126,866        129,184
Accrued investment income                                                        11,955         12,492
Receivables from affiliate                                                       17,889         16,231
Other assets                                                                      8,739            474
Separate Account assets                                                       1,859,915      1,827,484
                                                                            -----------    -----------
TOTAL ASSETS                                                                $ 2,851,283    $ 2,752,531
                                                                            ===========    ===========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities
Policyholders' account balances                                             $   424,566    $   414,917
Future policy benefits and other policyholder liabilities                       107,641        105,861
Cash collateral for loaned securities                                            39,348         17,900
Securities sold under agreements to repurchase                                   14,198           --
Income taxes payable                                                             27,099         27,829
Other liabilities                                                                17,213          7,571
Separate Account liabilities                                                  1,859,915      1,827,484
                                                                            -----------    -----------
Total liabilities                                                             2,489,980      2,401,562
                                                                            -----------    -----------
Contingencies - (See Footnote 2)
Stockholder's Equity
Common stock, $5 par value;
      400,000 shares, authorized;
      issued and outstanding at
      June 30, 2000 and December 31, 1999                                         2,000          2,000
Paid-in-capital                                                                 125,000        125,000
Retained earnings                                                               239,787        230,057
Accumulated other comprehensive loss                                             (5,484)        (6,088)
                                                                            -----------    -----------
Total stockholder's equity                                                      361,303        350,969
                                                                            -----------    -----------
TOTAL LIABILITIES AND
    STOCKHOLDER'S EQUITY                                                    $ 2,851,283    $ 2,752,531
                                                                            ===========    ===========


                        See Notes to Financial Statements


                                       B1

Pruco Life Insurance Company of New Jersey

Statements of Operations and Comprehensive Income (Unaudited)
Three and Six Months Ended June 30, 2000 and 1999  (In Thousands)
--------------------------------------------------------------------------------

                                                  Six months ended      Three months ended
                                                      June 30,                June 30,
                                                  2000        1999        2000        1999
                                                --------    --------    --------    --------
REVENUES

Premiums                                        $  3,275    $  3,150    $  1,786    $  1,466
Policy charges and fee income                     27,457      26,186      13,531      13,418
Net investment income                             27,074      24,575      13,358      12,649
Realized investment losses, net                   (1,549)     (2,139)       (238)     (1,792)
Asset management fees                              4,185       3,250       2,144       1,755
Other income                                         104         164          58          66
                                                --------    --------    --------    --------

Total revenues                                    60,546      55,186      30,639      27,562
                                                --------    --------    --------    --------

BENEFITS AND EXPENSES

Policyholders' benefits                           14,412      14,426       6,692       5,820
Interest credited to policyholders' account
balances                                           9,521       8,925       5,111       4,645
General, administrative and other expenses        21,643      21,623       9,483      13,186
                                                --------    --------    --------    --------

Total benefits and expenses                       45,576      44,974      21,286      23,651
                                                --------    --------    --------    --------

Income from operations before income taxes        14,970      10,212       9,353       3,911
                                                --------    --------    --------    --------

Income tax provision                               5,240       3,574       3,274       1,269
                                                --------    --------    --------    --------

NET INCOME                                      $  9,730    $  6,638    $  6,079    $  2,642
                                                --------    --------    --------    --------

Other comprehensive income, net of tax:

     Unrealized gains (losses) on securities,
net of reclassification adjustment                   604      (3,979)       (189)     (2,410)
                                                --------    --------    --------    --------

TOTAL COMPREHENSIVE INCOME                      $ 10,334    $  2,659    $  5,890    $    232
                                                ========    ========    ========    ========


                        See Notes to Financial Statements


                                       B2

Pruco Life Insurance Company of New Jersey

Statements of Changes in Stockholder's Equity (Unaudited)
Periods ended June 30, 2000 and December 31, 1999 and 1998 (In Thousands)
--------------------------------------------------------------------------------

                                                                                  Accumulated
                                                                                     other         Total
                                         Common        Paid-in-      Retained    comprehensive  stockholder's
                                          stock        capital       earnings    income (loss)     equity
                                       -----------   -----------   -----------   -------------  -------------

Balance, January 1, 1998               $     2,000   $   125,000   $   185,437   $     2,956    $   315,393

   Net income                                   --            --        31,823            --         31,823
   Change in net unrealized
   investment losses, net of
   reclassification and taxes                   --            --            --        (1,363)        (1,363)

                                       -----------   -----------   -----------   -----------    -----------
Balance, December 31, 1998             $     2,000   $   125,000   $   217,260   $     1,593    $   345,853



   Net income                                   --            --        12,797            --         12,797
   Change in net unrealized
   investment losses, net of
   reclassification and taxes                   --            --            --        (7,681)        (7,681)

                                       -----------   -----------   -----------   -----------    -----------
Balance, December 31, 1999             $     2,000   $   125,000   $   230,057   $    (6,088)   $   350,969




   Net income                                   --            --         9,730            --          9,730
   Change in net unrealized
   investment gains, net of
   reclassification and taxes                   --            --            --           604            604
                                       -----------   -----------   -----------   -----------    -----------

Balance, June 30, 2000                 $     2,000   $   125,000   $   239,787   $    (5,484)   $   361,303
                                       ===========   ===========   ===========   ===========    ===========


                        See Notes to Financial Statements


                                       B3

Pruco Life Insurance Company of New Jersey

Statements of Cash Flows (Unaudited)
Six Months Ended June 30, 2000 and 1999 (In Thousands)
--------------------------------------------------------------------------------

                                                                             Six months ended,
                                                                                  June 30,

                                                                              2000         1999
                                                                           ---------    ---------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                              $   9,730    $   6,638
   Adjustments to reconcile net income to net cash (used in) provided by operating activities:
      Policy charges and fee income                                           (4,948)      (4,411)
      Interest credited to policyholders' account balances                     9,521        8,925
      Realized investment losses (gains), net                                  1,549        2,139
      Amortization and other non-cash items                                    1,059       10,633
      Change in:
        Future policy benefits and other policyholders' liabilities            1,781        3,734
        Accrued investment income                                                537          457
        Policy loans                                                          (3,365)      (3,260)
        Payable to/Receivable from affiliates, net                            (1,659)     (16,703)
        Deferred policy acquisition costs                                      2,318       (8,957)
        Income taxes payable                                                    (729)         906
        Other, net                                                             1,376       15,204
                                                                           ---------    ---------
Cash Flows From Operating Activities                                          17,170       15,305
                                                                           ---------    ---------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from the sale/maturity of:
      Fixed maturities:
        Available for sale                                                   237,982      559,840
   Payments for the purchase of:
      Fixed maturities:
        Available for sale                                                  (241,776)    (510,634)
        Held to maturity                                                           0       (7,470)
   Cash collateral for loaned securities, net                                 21,448      (29,709)
   Securities sold under agreements to repurchase, net                        14,198      (13,048)
     Other long-term investments                                              (1,508)        (690)
   Short term investments, net                                               (51,608)      (6,964)
                                                                           ---------    ---------
Cash Flows (Used in) Investing Activities                                    (21,264)      (8,675)
                                                                           ---------    ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Policyholders' account balances:
      Deposits                                                               109,057      113,275
      Withdrawals                                                           (104,420)    (119,187)
                                                                           ---------    ---------
Cash Flows From (Used in) Financing Activities                                 4,637       (5,912)
                                                                           ---------    ---------
Net (decrease) increase in Cash                                                  543          718
Cash, beginning of year                                                          117           45
                                                                           ---------    ---------
CASH, END OF PERIOD                                                        $     660    $     763
                                                                           =========    =========


                        See Notes to Financial Statements


                                       B4

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION

The accompanying interim financial statements have been prepared pursuant to the rules and regulations for reporting on Form 10-Q on the basis of accounting principles generally accepted in the United States. These interim financial statements are unaudited but reflect all adjustments which, in the opinion of management, are necessary to provide a fair presentation of the results of operations and financial condition of the Pruco Life Insurance Company of New Jersey ("the Company"), for the interim periods presented. The Company is a wholly-owned subsidiary of the Pruco Life Insurance Company ("Pruco Life") which in turn is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). All such adjustments are of a normal recurring nature, with the exception of certain related party transactions, as described in Footnote 3. The results of operations for any interim period are not necessarily indicative of results for a full year. Certain amounts in the Company's prior year financial statements have been reclassified to conform to the 2000 presentation. These financial statements should be read in conjunction with the financial statements and notes thereto contained in the Company's Annual Report on Form 10-K for the year ended December 31, 1999.

2. CONTINGENCIES

Various lawsuits against the Company have arisen in the course of the Company's business. In certain of these matters, large and/or indeterminate amounts are sought.

On October 28, 1996, the Company entered into a Stipulation of Settlement with attorneys for the plaintiffs in a consolidated class action lawsuit pending in a Multi-District Litigation proceeding in the U.S. District Court for the District of New Jersey. The class action suit involved alleged improprieties in connection with the sale, servicing and operation of permanent life insurance policies from 1982 through 1995. Pursuant to the settlement, the Company has participated in a remediation program pursuant to which relief was offered to policyowners who were misled when they purchased permanent life insurance policies in the United States from 1982 to 1995. Prudential has agreed to indemnify the Company for any liability incurred in connection with that litigation.

The balance of the Company's litigation is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted with precision. Management believes that any ultimate liability that could result from such litigation would not have a material adverse effect on the Company's financial position.

3. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Expense Charges and Allocations
All of the Company's expenses are allocations or charges from Prudential or other affiliates. These expenses can be grouped into the following categories: general and administrative expenses, retail distribution expenses and asset management fees.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential to process transactions on behalf of the Company. Prudential and the Company operate under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential.

Late in 1998, Prudential undertook a review of its expense allocation methodology. This review resulted in increased allocations to the Company compared with 1998 levels, reflecting higher expense allocations to products requiring more complex business processes and more transactions, such as variable products which allow policyholders to make changes in their investment portfolio. Implementation of the revised allocation methodology was substantially completed in the second quarter of 1999.

The Company is allocated estimated distribution expenses from Prudential's retail agency network for both its domestic life and annuity products. The Company has capitalized the majority of these distribution expenses as deferred policy acquisition costs ("DAC"). At April 1, 2000 Prudential and the Company agreed to revise the estimate of allocated distribution expenses to reflect a market based pricing arrangement.


                                       B5

Pruco Life Insurance Company of New Jersey

Notes to Financial Statements (Unaudited)

--------------------------------------------------------------------------------

3. RELATED PARTY TRANSACTIONS (continued)

The Company is charged an asset management fee by Prudential Global Asset Management ("PGAM") for managing the Separate Account investment portfolio. These fees are a component of general, administrative and other expenses.

In addition, the Company receives asset management fee income from policyholder account balances invested in the Prudential Series Fund ("PSF"), as shown in the Statement of Operations.

Corporate Owned Life Insurance
The Company has sold a Corporate Owned Life Insurance ("COLI") policy to Prudential. The cash surrender value included in Separate Accounts was $200.0 million and $199.0 million at June 30, 2000 and December 31, 1999, respectively.

Reinsurance
The Company currently has a reinsurance agreement in place with Prudential ("the reinsurer"). The reinsurance agreement is a yearly renewable term agreement in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These agreements had no material effect on net income for the periods ended June 30, 2000 and December 31, 1999.

Debt Agreements
In July 1998, the Company established a revolving line of credit facility with Prudential Funding Corporation, a wholly-owned subsidiary of Prudential. There is no outstanding debt relating to this credit facility as of June 30, 2000 or December 31, 1999.


4. RECENT ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities" which requires that companies recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. SFAS No. 133 does not apply to most traditional insurance contracts. However, certain hybrid contracts that contain features which may affect settlement amounts similarly to derivatives may require separate accounting for the "host contract" and the underlying "embedded derivative" provisions. The latter provisions would be accounted for as derivatives as specified by the statement.

SFAS No. 133 provides, if certain conditions are met, that a derivative may be specifically designated as (1) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment (fair value hedge), (2) a hedge of the exposure to variable cash flows of a forecasted transaction (cash flow hedge), or (3) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security or a foreign-currency-denominated forecasted transaction (foreign currency hedge).

Under SFAS No. 133, the accounting for changes in fair value of a derivative depends on its intended use and designation. For a fair value hedge, the gain or loss is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item. For a cash flow hedge, the effective portion of the derivative's gain or loss is initially reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction affects earnings. For a foreign currency hedge, the gain or loss is reported in other comprehensive income as part of the foreign currency translation adjustment. For all other derivatives not designated as hedging instruments, the gain or loss is recognized in earnings in the period of change. The Company is required to adopt this Statement, as amended, as of January 1, 2001 and is currently assessing the effect of the new standard.


                                       B6

Pruco Life Insurance Company of New Jersey

Statements of Financial Position
December 31, 1999 and 1998 (In Thousands)
--------------------------------------------------------------------------------

                                                                                                   1999            1998
                                                                                               -----------      -----------
ASSETS
Fixed maturities
   Available for sale, at fair value (amortized cost, 1999: $604,223; and 1998: $617,758)      $   585,271      $   622,990
   Held to maturity, at amortized cost (fair value, 1999: $6,938)                                    7,470               --
Policy loans                                                                                       143,815          139,443
Short-term investments                                                                              27,473           53,761
Other long-term investments                                                                          2,520            2,421
                                                                                               -----------      -----------
        Total investments                                                                          766,549          818,615
Cash                                                                                                   117               45
Deferred policy acquisition costs                                                                  129,184          113,923
Accrued investment income                                                                           12,492           12,209
Receivables from affiliate                                                                          16,231               --
Other assets                                                                                           474           15,379
Separate Account assets                                                                          1,827,484        1,450,986
                                                                                               -----------      -----------
TOTAL ASSETS                                                                                   $ 2,752,531      $ 2,411,157
                                                                                               ===========      ===========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities
Policyholders' account balances                                                                $   414,917      $   414,546
Future policy benefits and other policyholder liabilities                                          105,861           89,832
Cash collateral for loaned securities                                                               17,900           34,424
Securities sold under agreements to repurchase                                                          --           27,210
Income taxes payable                                                                                27,829           25,325
Payables to affiliate                                                                                   --            3,492
Other liabilities                                                                                    7,571           19,489
Separate Account liabilities                                                                     1,827,484        1,450,986
                                                                                               -----------      -----------
Total liabilities                                                                                2,401,562        2,065,304
                                                                                               -----------      -----------
Contingencies - (See Footnote 11)
Stockholder's Equity
Common stock, $5 par value;
      400,000 shares, authorized;
      issued and outstanding at
      December 31, 1999 and 1998                                                                     2,000            2,000
Paid-in-capital                                                                                    125,000          125,000
Retained earnings                                                                                  230,057          217,260
Accumulated other comprehensive (loss) income                                                       (6,088)           1,593
                                                                                               -----------      -----------
Total stockholder's equity                                                                         350,969          345,853
                                                                                               -----------      -----------
TOTAL LIABILITIES AND
    STOCKHOLDER'S EQUITY                                                                       $ 2,752,531      $ 2,411,157
                                                                                               ===========      ===========


                        See Notes to Financial Statements


                                       B7

Pruco Life Insurance Company of New Jersey

Statements of Operations and Comprehensive Income
Years Ended December 31, 1999, 1998, and 1997 (In Thousands)
--------------------------------------------------------------------------------

                                                             1999         1998        1997
                                                          ---------    ---------    --------
REVENUES

Premiums                                                  $   6,742    $   7,282    $  6,832
Policy charges and fee income                                52,714       53,152      56,687
Net investment income                                        47,600       47,032      46,324
Realized investment (losses) gains, net                      (5,013)       8,446       1,707
Asset management fees                                         7,407        5,641       5,287
Other income                                                    386          114          --
                                                          ---------    ---------    --------

Total revenues                                              109,836      121,667     116,837
                                                          ---------    ---------    --------

BENEFITS AND EXPENSES

Policyholders' benefits                                      26,237       30,679      39,727
Interest credited to policyholders' account balances         18,846       19,038      19,372
General, administrative and other expenses                   45,065       22,557      27,541
                                                          ---------    ---------    --------

Total benefits and expenses                                  90,148       72,274      86,640
                                                          ---------    ---------    --------

Income from operations before income taxes                   19,688       49,393      30,197
                                                          ---------    ---------    --------

Income tax provision                                          6,891       17,570      10,974
                                                          ---------    ---------    --------

NET INCOME                                                $  12,797    $  31,823    $ 19,223
                                                          =========    =========    ========

Net unrealized investment (losses) gains on securities,
net of reclassification adjustment and taxes                 (7,681)      (1,363)        924
                                                          ---------    ---------    --------

TOTAL COMPREHENSIVE INCOME                                $   5,116    $  30,460    $ 20,147
                                                          =========    =========    ========


                        See Notes to Financial Statements


                                       B8

Pruco Life Insurance Company of New Jersey

Statements of Changes in Stockholder's Equity
Years Ended December 31, 1999, 1998, and 1997 (In Thousands)
--------------------------------------------------------------------------------

                                                                                     Accumulated
                                                                                        other           Total
                                           Common       Paid - in -     Retained     comprehensive   stockholder's
                                            stock         capital       earnings     income (loss)      equity
                                         -----------    -----------    -----------    -----------     -----------
Balance, January 1, 1997                 $     2,000    $   125,000    $   166,214    $     2,032     $   295,246

   Net income                                     --             --         19,223             --          19,223
   Change in net unrealized
   investment (losses) gains,
   net of reclassification and taxes              --             --             --            924             924
                                         -----------    -----------    -----------    -----------     -----------
Balance, December 31, 1997                     2,000        125,000        185,437          2,956         315,393

   Net income                                     --             --         31,823             --          31,823
   Change in net unrealized
   investment (losses) gains,
   net of reclassification and taxes              --             --             --         (1,363)         (1,363)
                                         -----------    -----------    -----------    -----------     -----------
Balance, December 31, 1998                     2,000        125,000        217,260          1,593         345,853


   Net income                                     --             --         12,797             --          12,797
   Change in net unrealized
   investment (losses) gains,
   net of reclassification and taxes              --             --             --         (7,681)         (7,681)
                                         -----------    -----------    -----------    -----------     -----------
Balance, December 31, 1999               $     2,000    $   125,000    $   230,057    $    (6,088)    $   350,969
                                         ===========    ===========    ===========    ===========     ===========


                        See Notes to Financial Statements

                                       B9

Pruco Life Insurance Company of New Jersey

Statements of Cash Flows
Years Ended December 31, 1999, 1998, and 1997 (In Thousands)
--------------------------------------------------------------------------------

                                                                      1999                1998               1997
                                                                    ---------          ---------          ---------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                       $  12,797          $  31,823          $  19,223
   Adjustments to reconcile net income to net cash (used in)
   provided by
      operating activities:
      Policy charges and fee income                                   (11,399)            (5,180)            (7,841)
      Interest credited to policyholders' account balances             18,846             19,038             19,372
      Realized investment losses (gains), net                           5,013             (8,446)            (1,707)
      Amortization and other non-cash items                            18,092              2,497               (342)
      Change in:
        Future policy benefits and other policyholders' liabilities    16,029              5,304              8,277
        Accrued investment income                                        (283)             1,866             (1,167)
        Policy loans                                                   (4,372)           (12,137)           (13,388)
        Payable to affiliates                                         (19,723)              (815)            (1,752)
        Deferred policy acquisition costs                             (15,261)           (12,298)             5,340
        Income taxes payable                                            2,504             (9,826)             9,006
        Other, net                                                      2,987             (8,954)             2,812
                                                                    ---------          ---------          ---------
Cash Flows From Operating Activities                                   25,230              2,872             37,833
                                                                    ---------          ---------          ---------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from the sale/maturity of:
      Fixed maturities:
        Available for sale                                            702,380          1,001,096            645,355
   Payments for the purchase of:
      Fixed maturities:
        Available for sale                                           (695,198)        (1,029,988)          (679,709)
        Held to maturity                                               (7,470)                --                 --
   Other long term investments, net                                        99               (854)             1,629
   Cash collateral for loaned securities, net                         (16,524)               761             33,663
   Securities sold under agreements to repurchase, net                (27,210)            27,210                 --
   Short term investments, net                                         26,296             (1,297)           (35,461)
                                                                    ---------          ---------          ---------
Cash Flows Used in Investing Activities                               (17,627)            (3,072)           (34,523)
                                                                    ---------          ---------          ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Policyholders' account balances:
      Deposits                                                        256,842            298,391            134,020
      Withdrawals                                                    (264,373)          (298,149)          (141,255)
                                                                    ---------          ---------          ---------
Cash Flows (Used in) From Financing Activities                         (7,531)               242             (7,235)
                                                                    ---------          ---------          ---------
Net increase (decrease) in Cash                                            72                 42             (3,925)
Cash, beginning of year                                                    45                  3              3,928
                                                                    ---------          ---------          ---------
CASH, END OF PERIOD                                                 $     117          $      45          $       3
                                                                    =========          =========          =========

SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid                                                   $     480          $  27,083          $   1,896
                                                                    =========          =========          =========


                        See Notes to Financial Statements


                                      B10

Notes to Financial Statements

1. BUSINESS

Pruco Life Insurance Company of New Jersey ("the Company") is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell individual life insurance, variable life insurance, variable annuities, and fixed annuities ("the Contracts") only in the states of New Jersey and New York.

The Company is a wholly owned subsidiary of Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company organized in 1971 under the laws of the state of Arizona. Pruco Life, in turn, is a wholly owned subsidiary of The Prudential Insurance Company of America (Prudential), a mutual insurance company founded in 1875 under the laws of the state of New Jersey. Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization." On February 10, 1998, Prudential's Board of Directors authorized management to take the preliminary steps necessary to allow Prudential to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit this conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by Prudential's Board of Directors, a public hearing, approval by two-thirds of the qualified policyholders who vote on the plan review and approval by the New Jersey Department of Banking and Insurance. Prudential's management is in the process of developing a proposed plan of demutualization, although there can be no assurance that Prudential's Board of Directors will approve such a plan. Prudential's decision whether to demutualize is not expected to have a material effect on the Company's operations.

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing insurance products, and individual annuities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation
The financial statements include the accounts of the Company, a stock life insurance company. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). The Company has extensive transactions and relationships with Prudential and other affiliates, as more fully described in Footnote 13. Due to these relationships, it is possible that the terms of those transactions are not the same as those that would result from transactions among wholly unrelated parties.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, in particular deferred policy acquisition costs ("DAC") and future policy benefits, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Investments
Fixed maturities classified as "available for sale" are carried at estimated fair value. The amortized cost of fixed maturities is written down to estimated fair value if a decline in value is considered to be other than temporary. Unrealized gains and losses on fixed maturities "available for sale" including the effect on DAC and policyholders' account balances that would result from the realization of unrealized gains and losses, net of income taxes, are included in a separate component of equity, "Accumulated other comprehensive income."

Policy loans are carried at unpaid principal balances.

Short-term investments, including highly liquid debt instruments purchased with an original maturity of twelve months or less and are carried at amortized cost, which approximates fair value.

Realized investment gains (losses), net, are computed using the specific identification method. Costs of fixed maturities are adjusted for impairments considered to be other than temporary.

Cash
Cash includes cash on hand, amounts due from banks, and money market instruments.


                                      B11

Notes to Financial Statements

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Deferred Policy Acquisition Costs
The costs which vary with and that are related primarily to the production of new insurance business are deferred to the extent that they are deemed recoverable from future profits. Such costs include certain commissions, costs of policy issuance and underwriting, and certain variable field office expenses. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in equity.

Policy acquisition costs related to interest-sensitive products and certain investment-type products are deferred and amortized over the expected life of the contracts (periods ranging from 15 to 30 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based on historical and anticipated future experience, which is updated periodically. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "General and administrative expenses" in the period such estimated gross profits are revised.

Securities loaned
Securities loaned are treated as financing arrangements and are recorded at the amount of cash received as collateral. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Non-cash collateral received is not reflected in the statements of financial position because the debtor typically has the right to redeem the collateral on short notice. Substantially all of the Company's securities loaned are with large brokerage firms.

Securities sold under agreements to repurchase
Securities sold under agreements to repurchase are treated as financing arrangements and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreements. Assets to be repurchased are the same, or substantially the same, as the assets transferred and the transferor, through right of substitution, maintains the right and ability to redeem the collateral on short notice. The market value of securities to be repurchased is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

Securities lending and securities repurchase agreements are used to generate net investment income and facilitate trading activity. These instruments are short-term in nature (usually 30 days or less). Securities loaned are collateralized principally by U.S. Government and mortgage-backed securities. Securities sold under repurchase agreements are collateralized principally by cash. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

Separate Account Assets and Liabilities
Separate Account assets and liabilities are reported at estimated fair value and represent segregated funds which are invested for certain policyholders and other customers. Separate Account assets include common stocks, fixed maturities, real estate related securities, and short-term investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and gains or losses for Separate Accounts generally accrue to the policyholders and are not included in the Consolidated Statements of Operations. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income."


                                      B12

Notes to Financial Statements

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Separate Accounts represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the policyholders, with the exception of the Pruco Life of New Jersey Modified Guaranteed Annuity Account. The Pruco Life of New Jersey Modified Guaranteed Annuity Account is a non-unitized Separate Account, which funds the Modified Guaranteed Annuity Contract and the Market Value Adjustment Annuity Contract. Owners of the Pruco Life of New Jersey Modified Guaranteed Annuity and the Market Value Adjustment Annuity Contracts do not participate in the investment gain or loss from assets relating to such accounts. Such gain or loss is borne, in total, by the Company.

Insurance Revenue and Expense Recognition
Premiums from insurance policies are generally recognized when due. Benefits are recorded as an expense when they are incurred. For individual annuities in payout status, a liability for future policy benefits is recorded for the present value of expected future payments based on historical experience. Amounts received as payment for interest sensitive life, investment contracts and variable annuities are reported as deposits to "Policyholders' account balances." Revenues from these contracts are reflected as "Policy charges and fee income" and consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges, and surrender charges. In addition, interest earned from the investment of these account balances is reflected in "Net investment income." Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited and amortization of DAC.

Asset Management Fees
The Company receives asset management fee income from Separate Account policyholder account balances invested in the Prudential Series Fund ("PSF").

Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, various financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company are futures and can be exchange-traded or contracted in the over-the-counter market. The Company uses derivative financial instruments to seek to reduce market risk from changes in interest rates and to alter interest rate or currency exposures arising from mismatches between assets and liabilities. All derivatives used by the Company are for other than trading purposes.

To qualify as a hedge, derivatives must be designated as hedges for existing assets, liabilities, firm commitments, or anticipated transactions which are identified and probable to occur, and effective in reducing the market risk to which the Company is exposed. The effectiveness of the derivatives must be evaluated at the inception of the hedge and throughout the hedge period.

When derivatives qualify as hedges, the changes in the fair value or cash flows of the derivatives and the hedged items are recognized in earnings in the same period. If the Company's use of derivatives does not meet the criteria to apply hedge accounting, the derivatives are recorded at fair value in "Other liabilities" in the Statements of Financial Position, and changes in their fair value are recognized in earnings in "Realized investment gains, net" without considering changes in the hedged assets or liabilities. Cash flows from derivative assets and liabilities are reported in the operating activities section in the Statements of Cash Flows.

Income Taxes
The Company is a member of the consolidated federal income tax return of Prudential and files separate company state and local tax returns. Pursuant to the tax allocation arrangement, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision. Deferred income taxes are generally recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to that portion that is expected to be realized.


                                      B13

Notes to Financial Statements

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

New Accounting Pronouncements

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities" which requires that companies recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. SFAS No. 133 does not apply to most traditional insurance contracts. However, certain hybrid contracts that contain features which may affect settlement amounts similarly to derivatives may require separate accounting for the "host contract" and the underlying "embedded derivative" provisions. The latter provisions would be accounted for as derivatives as specified by the statement.

SFAS No. 133 provides, if certain conditions are met, that a derivative may be specifically designated as (1) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment (fair value hedge), (2) a hedge of the exposure to variable cash flows of a forecasted transaction (cash flow hedge), or (3) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security or a foreign-currency-denominated forecasted transaction (foreign currency hedge).

Under SFAS No. 133, the accounting for changes in fair value of a derivative depends on its intended use and designation. For a fair value hedge, the gain or loss is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item. For a cash flow hedge, the effective portion of the derivative's gain or loss is initially reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction affects earnings. For a foreign currency hedge, the gain or loss is reported in other comprehensive income as part of the foreign currency translation adjustment. For all other derivatives not designated as hedging instruments, the gain or loss is recognized in earnings in the period of change. The Company is required to adopt this Statement, as amended, as of January 1, 2001 and is currently assessing the effect of the new standard.

In October 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 98-7, "Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk" ("SOP 98-7"). This statement provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk. SOP 98-7 is effective for fiscal years beginning after June 15, 1999. The adoption of this statement is not expected to have a material effect on the Company's financial position or results of operations.

Reclassifications
Certain amounts in the prior years have been reclassified to conform to current year presentation.


                                      B14

Notes to Financial Statements

--------------------------------------------------------------------------------

3. INVESTMENTS

Fixed Maturities
The following tables provide additional information relating to fixed maturities as of December 31:

                                                                               1999
                                                    -----------------------------------------------------------
                                                                       Gross          Gross         Estimated
                                                     Amortized      Unrealized      Unrealized         Fair
                                                        Cost           Gains          Losses           Value
                                                    -----------     -----------     -----------     -----------
                                                                           (In Thousands)
Fixed maturities available for sale
U.S. Treasury securities and obligations of
U.S. government corporations and agencies           $     9,489     $        --     $        63     $     9,426

Foreign government bonds                                  5,000              --              68           4,932

Corporate Securities                                    588,695             681          19,499         569,877

Mortgage-backed securities                                1,039              --               3           1,036
                                                    -----------     -----------     -----------     -----------

Total fixed maturities available for sale           $   604,223     $       681     $    19,633     $   585,271

Fixed Maturities held to maturity

Corporate Securities                                $     7,470              --     $       532     $     6,938
                                                    -----------     -----------     -----------     -----------

Total fixed maturities held to maturity             $     7,470     $        --     $       532     $     6,938
                                                    ===========     ===========     ===========     ===========


                                                                               1998
                                                    -----------------------------------------------------------
                                                                       Gross          Gross         Estimated
                                                     Amortized      Unrealized      Unrealized         Fair
                                                        Cost           Gains          Losses           Value
                                                    -----------     -----------     -----------     -----------
                                                                           (In Thousands)
Fixed maturities available for sale
U.S. Treasury securities and obligations of
U.S. government corporations and agencies           $    51,663     $       260     $       318     $    51,605

Foreign government bonds                                 34,744             887             236          35,395

Corporate securities                                    529,844           7,273           2,633         534,484

Mortgage-backed securities                                1,507              --               1           1,506
                                                    -----------     -----------     -----------     -----------

Total fixed maturities available for sale           $   617,758     $     8,420     $     3,188     $   622,990
                                                    ===========     ===========     ===========     ===========


                                      B15

Notes to Financial Statements

--------------------------------------------------------------------------------

3.  INVESTMENTS (continued)

The amortized cost and estimated fair value of fixed maturities, categorized by contractual maturities at December 31, 1999, are shown below:

                                             Available for Sale            Held to Maturity
                                         --------------------------  --------------------------
                                         Amortized   Estimated Fair  Amortized   Estimated Fair
                                            Cost          Value         Cost          Value
                                         ----------- --------------  ---------   --------------
                                              (In Thousands)              (In Thousands)

Due in one year or less                  $    78,150   $    76,922   $        --   $        --

Due after one year through five years        187,710       183,686            --            --


Due after five years through ten years       268,224       257,241         7,470         6,938


Due after ten years                           70,139        67,422            --            --
                                         -----------   -----------   -----------   -----------

Total                                    $   604,223   $   585,271   $     7,470   $     6,938
                                         ===========   ===========   ===========   ===========


Actual maturities will differ from contractual maturities because, in certain circumstances, issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 1999, 1998, and 1997 were $698.8 million, $990.7 million, and $635.4 million, respectively. Gross gains of $3.5 million, $8.8 million, and $2.9 million, and gross losses of $8.0 million, $1.8 million, and $1.2 million were realized on those sales during 1999, 1998, and 1997, respectively. Proceeds from maturities of fixed maturities available for sale during 1999, 1998, and 1997 were $3.6 million, $10.4 million, and $10.0 million, respectively. During the years ended December 31, 1999, 1998, and 1997, there were no securities classified as held to maturity that were sold.

Special Deposits
Fixed maturities of $.5 million at both December 31, 1999 and 1998 respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

                                            1999           1998           1997
                                         ---------      ---------      ---------
                                                     (In Thousands)
Fixed maturities - AFS & HTM             $  39,538      $  39,478      $  37,563
Policy loans                                 7,641          7,350          6,596
Short-term investments                       2,516          3,502          3,023
Other                                           60           (842)           333
                                         ---------      ---------      ---------
Gross investment income                     49,755         49,488         47,515
Less investment expenses                    (2,155)        (2,456)        (1,191)
                                         ---------      ---------      ---------
Net investment income                    $  47,600      $  47,032      $  46,324
                                         =========      =========      =========

Realized investment gains (losses), net, including charges for other than temporary reductions in value, for the years ended December 31, were as follows:

                                            1999           1998           1997
                                         ---------      ---------      ---------
                                                     (In Thousands)
Realized investment gains                $   6,436      $  17,957      $   2,898
Realized investment losses                 (11,449)        (9,511)        (1,191)
                                         ---------      ---------      ---------

Realized investment (losses) gains, net  $  (5,013)     $   8,446      $   1,707
                                         =========      =========      =========


                                      B16

Notes to Financial Statements

--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

Net Unrealized Investment Gains

Net unrealized investment gains on fixed maturities available for sale are included in the Statements of Financial Position as a component of "Accumulated other comprehensive income". Changes in these amounts include adjustments to avoid including in "Other comprehensive income (loss)" those items that are included as part of "net income" for a period that also had been part of "Other comprehensive income (loss)" in earlier periods. The amounts for the years ended December 31, net of tax, are as follows:

                                                                                                                        Accumulated
                                                                                                                           other
                                                                                                                       comprehensive
                                                                                                                      income (loss)
                                                                             Deferred                     Deferred    related to net
                                                          Unrealized gains    policy    Policyholders'   income tax     unrealized
                                                             (losses)on     acquisition     Account      (liability)    investment
                                                             investments       costs        Balances       benefit    gains (losses)
                                                             -----------    -----------   -----------    -----------  -------------
Balance, December 31, 1996                                   $     4,170    $    (1,209)  $       330    $    (1,259)   $     2,032
   Net investment gains on investments
   arising during the period                                       4,788                                      (1,676)         3,112

   Reclassification adjustment for (losses)
   included in net income                                         (1,706)                                        597         (1,109)

   Impact of net unrealized investment (losses)
   on deferred policy acquisition costs                                          (2,170)                         759         (1,411)

   Impact of net unrealized investment gains on
   policyholders' account balances                                                                519           (187)           332
                                                             -----------    -----------   -----------    -----------    -----------
Balance, December 31, 1997                                   $     7,252    $    (3,379)  $       849    $    (1,766)   $     2,956
   Net investment gains on investments
   arising during the period                                       4,966                                      (1,662)         3,304

   Reclassification adjustment for (losses)
   included in net income                                         (6,985)                                      2,338         (4,647)

   Impact of net unrealized investment (losses)
   on deferred policy acquisition costs                                            (166)                          58           (108)

   Impact of net unrealized investment gains on
   policyholders' account balances                                                                138            (50)            88
                                                             -----------    -----------   -----------    -----------    -----------
Balance, December 31, 1998                                   $     5,233    $    (3,545)  $       987    $    (1,082)   $     1,593
   Net investment (losses) on investments
   arising during the period                                     (28,794)                                     10,366        (18,428)

   Reclassification adjustment for gains
   included in net income                                          4,610                                      (1,660)         2,950

   Impact of net unrealized investment
   gains on deferred policy acquisition costs                                    14,681                       (5,285)         9,396

   Impact of net unrealized investment (losses)
   on policyholders' account balances                                                          (2,499)           900         (1,599)
                                                             -----------    -----------   -----------    -----------    -----------
Balance, December 31, 1999                                   $   (18,951)   $    11,136   $    (1,512)   $     3,239    $    (6,088)
                                                             ===========    ===========   ===========    ===========    ===========


                                      B17

Notes to Financial Statements

--------------------------------------------------------------------------------

4. DEFERRED POLICY ACQUISITION COSTS

The balance of and changes in deferred policy acquisition costs for the year ended December 31, are as follows:

                                                                       1999
                                                                   ------------
                                                                  (In Thousands)

          Balance, beginning of year                                $ 113,923
          Capitalization of commissions, sales and issue expenses      13,439
          Amortization                                                (12,859)
          Change in unrealized investment losses                       14,681
                                                                    ---------

          Balance, end of year                                      $ 129,184
                                                                    =========


5. POLICYHOLDERS' LIABILITIES

Future policy benefits and other policyholder liabilities at December 31 are as follows:


                                                       1999          1998
                                                    ---------     ---------
                                                         (In Thousands)

     Life insurance                                 $ 100,686     $  84,825
     Annuities                                          5,175         5,007
                                                    ---------     ---------
                                                    $ 105,861     $  89,832
                                                    =========     =========

Life insurance liabilities include reserves for death and endowment policy benefits. Annuity liabilities include reserves for immediate annuities.

The following table highlights the key assumptions generally utilized in calculating these reserves:


      Product                   Mortality            Interest Rate        Estimation Method
--------------------    -------------------------    -------------    --------------------------
Life insurance          Generally rates              2.5% to 7.5%     Net level premium based
                        guaranteed in calculating                     on non-forfeiture interest
                        cash surrender values                         rate

Individual immediate    1983 Individual Annuity      3.5% to 8.75%    Present value of expected
annuities               Mortality Table with                          future payment based on
                        certain modifications                         historical experience


Policyholders' account balances at December 31, are as follows:

                                                         1999        1998
                                                      ---------   ---------
                                                         (In Thousands)

     Individual annuities                             $ 150,687   $ 148,327
     Interest-sensitive life contracts                  264,230     266,219
                                                      ---------   ---------
                                                      $ 414,917   $ 414,546
                                                      =========   =========

Policyholders' account balances for interest-sensitive life and individual annuities are equal to policy account values plus unearned premiums. The policy account values represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses, mortality charges.


                                      B18

Notes to Financial Statements

--------------------------------------------------------------------------------

5. POLICYHOLDERS' LIABILITIES (continued)

Certain contract provisions that determine the policyholder account balances are as follows:

            Product                     Interest Rate      Withdrawal / Surrender Charges
---------------------------------       -------------      ------------------------------
Interest sensitive life contracts       4.0% to 5.4%       Various up to 10 years

Individual annuities                    3.0% to 5.6%       0% to 8% for up to 8 years


6. REINSURANCE

The Company participates in reinsurance with Prudential in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Reinsurance ceded arrangements do not discharge the Company or the insurance subsidiaries as the primary insurer, except for cases involving a novation. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The likelihood of a material reinsurance liability reassumed by the Company is considered to be remote.

Reinsurance amounts included in the Statement of Operations for the year ended December 31 are below.

                                                     1999         1998         1997
                                                  ---------    ---------    ---------
                                                            (In Thousands)

Reinsurance premiums ceded - affiliated           $     (17)   $     (28)   $     (12)
                                                  =========    =========    =========

Policyholders' benefits ceded                     $       0    $       0    $       0
                                                  =========    =========    =========

Reinsurance recoverables, included in "Other assets" in the Company's Statements of Financial Position, at December 31 include amounts recoverable on unpaid and paid losses and were as follows:

                                                         1999        1998
                                                      ---------   ---------
                                                           (In Thousands)

     Life insurance - affiliated                      $      16   $      31
                                                      =========   =========


                                      B19

Notes to Financial Statements

--------------------------------------------------------------------------------

7. INCOME TAXES

The components of income taxes for the years ended December 31, are as follows:

                                                1999         1998        1997
                                             ---------    ---------   ---------
                                                       (In Thousands)
     Current tax expense (benefit):
     U.S                                     $   6,769    $  14,786   $  12,880
     State and local                               178          523         399
                                             ---------    ---------   ---------
     Total                                       6,947       15,309      13,279
                                             ---------    ---------   ---------

     Deferred tax expense (benefit):
     U.S                                           (54)       2,198      (2,305)
     State and local                                (2)          63          --
                                             ---------    ---------   ---------
     Total                                         (56)       2,261      (2,305)
                                             ---------    ---------   ---------

     Total income tax expense                $   6,891    $  17,570   $  10,974
                                             =========    =========   =========

   The Company's income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes for the following reasons:

                                                1999         1998        1997
                                             ---------    ---------   ---------
                                                       (In Thousands)

     Expected federal income tax expense     $   6,891    $  17,288   $  10,569
     State and local income taxes                  115          381         259
     Other                                        (115)         (99)        146
                                             ---------    ---------   ---------
     Total income tax expense                $   6,891    $  17,570   $  10,974
                                             =========    =========   =========

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                        1999        1998
                                                     ---------   ---------
                                                        (In Thousands)
     Deferred tax assets:
     Insurance reserves                              $   9,711   $  10,016
     Net unrealized (gains) losses on                    6,823      (1,884)
     securities
     Investment gains                                    2,083          --
                                                     ---------   ---------
     Deferred tax assets                             $  18,617   $   8,132
                                                     ---------   ---------

     Deferred tax liabilities:
     Deferred acquisition costs                         37,174      28,509
     Investment gains                                       --         963
     Other                                                 879       2,375
                                                     ---------   ---------
     Deferred tax liabilities                           38,053      31,847
                                                     ---------   ---------

     Net deferred tax liability                      $  19,436   $  23,715
                                                     =========   =========

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable. At December 31, 1999 and 1998, respectively, the Company had no federal or state operating loss carryforwards for tax purposes.


                                      B20

Notes to Financial Statements

--------------------------------------------------------------------------------

7. INCOME TAXES (continued)

The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns through 1992. The Service has begun their examination of the years 1993 through 1995.


8. EQUITY

Reconciliation of Statutory Surplus and Net Income Accounting practices used to prepare statutory financial statements for regulatory purposes differ in certain instances from GAAP. The following table reconciles the Company's statutory net income and surplus as of and for the years ended December 31, determined in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance with net income and equity determined using GAAP.

                                                                        1999        1998          1997
                                                                     ---------    ---------    ---------
                                                                               (In Thousands)

     Statutory net income                                            $  20,221    $  18,704    $  18,306

     Adjustments to reconcile to net income on a GAAP basis:
     Amortization and capitalization of deferred acquisition costs         580       12,464       (3,170)
     Deferred premium                                                     (314)         534          198
     Insurance revenues and expenses                                       983         (808)       2,324
     Income taxes                                                         (139)      (2,973)       2,517
     Valuation of investments                                           (3,199)       5,896        1,707
     Amortization of IMR                                                (2,089)      (2,102)      (1,850)
     Asset management fees                                              (2,050)          --           --
     Other, net                                                         (1,196)         108         (809)
                                                                     ---------    ---------    ---------
     GAAP net income                                                 $  12,797    $  31,823    $  19,223
                                                                     =========    =========    =========


                                                              1999         1998
                                                           ---------    ---------
                                                               (In Thousands)
     Statutory surplus                                     $ 274,437    $ 252,530

     Adjustments to reconcile to equity on a GAAP basis:
     Valuation of investments                                 (9,644)      20,799
     Deferred acquisition costs                              129,184      113,923
     Deferred premium                                         (1,159)      (1,473)
     Insurance liabilities                                   (23,889)     (18,141)
     Income Taxes                                            (17,977)     (21,716)
     Asset management fees                                    (2,050)          --
     Other, net                                                2,067          (69)
                                                           ---------    ---------
     GAAP stockholder's equity                             $ 350,969    $ 345,853
                                                           =========    =========


9. FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the fair values (for all other financial instruments presented in the table, the carrying value approximates estimated fair value).


                                      B21

Notes to Financial Statements

--------------------------------------------------------------------------------

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)

Fixed maturities
Estimated fair values for fixed maturities are based on quoted market prices or estimates from independent pricing services.

Policy loans
The estimated fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayments.

Investment contracts
Estimated fair values of investment contracts are derived by using the policyholder's account balance.

Derivative financial instruments
The fair value of futures is estimated based on market quotes for transactions with similar terms.

The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

                                                          1999                        1998
                                                -------------------------   -------------------------
                                                 Carrying      Estimated       Carrying   Estimated
                                                   Value       Fair Value       Value     Fair Value
                                                -----------   -----------   -----------   -----------
                                                                     (In Thousands)
     Financial Assets:
        Fixed maturities:
            Available for sale                  $   585,271   $   585,271   $   622,990   $   622,990
            Held to maturity                          7,470         6,938            --            --
        Policy loans                                143,815       136,990       139,443       146,504
        Short-term investments                       27,473        27,473        53,761        53,761
        Cash                                            117           117            45            45
        Separate Accounts assets                  1,827,484     1,827,484     1,450,986     1,450,986

     Financial Liabilities:
        Investment contracts                    $    92,096   $    92,096   $    87,948   $    87,948
        Cash collateral for loaned securities        17,900        17,900        34,424        34,424
        Securities sold under agreements
            to repurchase                                --            --        27,210        27,210
        Separate Accounts liabilities             1,827,484     1,827,484     1,450,986     1,450,986
        Derivatives                                     597           597            --            --


10. DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS

Futures
The Company uses exchange-traded Treasury futures to reduce market risks from changes in interest rates and to manage the duration of assets to better match the duration of liabilities supported by those assets. The Company enters into exchange-traded futures with regulated futures commissions merchants who are members of a trading exchange. The fair value of futures is estimated based on market quotes for a transaction with similar terms.

Under exchange-traded futures, the Company agrees to purchase a specified number of contracts with other parties and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. Treasury futures move substantially in value as interest rates change and can be used to either modify or hedge existing interest rate risk. This strategy protects against the risk that cash flow requirements may necessitate liquidation of investments at unfavorable prices resulting from increases in interest rates. This strategy can be a more cost effective way of temporarily reducing the Company's exposure to a market decline than selling fixed income securities and purchasing a similar portfolio when such a decline is believed to be over.


                                      B22

Notes to Financial Statements

--------------------------------------------------------------------------------

10. DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (continued)

If futures meet hedge accounting criteria, changes in their fair value are deferred and recognized as an adjustment to the carrying value of the hedged item. Deferred gains or losses from the hedges for interest-bearing financial instruments are amortized as a yield adjustment over the remaining lives of the hedged item. Futures that do not qualify as hedges are carried at fair value with changes in value reported in current period earnings. The notional and fair value of futures contracts was $46.4 million and $(.6) million at December 31, 1999, respectively. There were no open futures contracts at December 31, 1998.

Credit Risk
The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. As of December 31, 1999 100% of the notional consisted of interest rate derivatives.

11. CONTINGENCIES

Various lawsuits against the Company have arisen in the course of the Company's business. In certain of these matters, large and/or indeterminate amounts are sought.

On October 28, 1996, the Company entered into a Stipulation of Settlement with attorneys for the plaintiffs in a consolidated class action lawsuit pending in a Multi-District Litigation proceeding in the U.S. District Court for the District of New Jersey. The class action suit involved alleged improprieties in connection with the sale, servicing and operation of permanent life insurance policies from 1982 through 1995. Pursuant to the settlement, the Company has participated in a remediation program pursuant to which relief was offered to policyowners who were misled when they purchased permanent life insurance policies in the United States from 1982 to 1995. Prudential has agreed to indemnify the Company for any liability incurred in connection with that litigation.

The balance of the Company's litigation is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted with precision. Management believes that any ultimate liability which could result from such litigation would not have a material adverse effect on the Company's financial position.

12. DIVIDENDS

The Company is subject to New Jersey law which requires any shareholder dividend or distribution must be filed with the New Jersey Commissioner of Insurance. Cash dividends may only be paid out of earned surplus derived from realized net profits.

13. RELATED PARTY TRANSACTIONS

Service Agreements
Prudential and the Company operate under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential. Prudential periodically reviews its methods for determining the level of administrative expenses charged to the Company. Late in 1998, Prudential revised its allocation methodology to more closely align allocations based on business processes, resulting in increased allocations from 1998 levels. Management believes that the updated methodology is reasonable and better reflects actual costs incurred by Prudential to process transactions on behalf of the Company. The net cost of these services allocated to the Company were $28.3 million, $23.5 million and $16.2 million for the years ended December 31, 1999, 1998, and 1997, respectively.

In addition, the Company received allocated distribution expenses from Prudential's retail agency network. Beginning in 1999, market based distribution transfer pricing was the basis for allocating costs to each product line that distributes products through Prudential's retail agency channels. A majority of these distribution expenses have been capitalized by the Company as DAC.

The Company receives asset management fees from Pruco Life for its policyholder account balances invested in the Prudential Series Fund ("PSF") managed by Pruco Life. The Company received from Pruco Life its allocable shares of such compensation in the amount of $7.4 million, $5.6 million, and $5.3 million, during 1999, 1998, and 1997, respectively, recorded as "Asset management fee income" in the Statements of Operations and Comprehensive Income.


                                      B23

Notes to Financial Statements

--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)

The Company pays an asset management fee to Prudential Global Asset Management ("PGAM") for managing the Separate Account investment portfolio. The expense for the year was $3.0 million, which is shown in general, administrative and other expenses.

The Company has sold a Corporate Owned Life Insurance ("COLI") policy to Prudential. The cash surrender value included in Separate Accounts at December 31, 1999 was $199.0 million.

Reinsurance
The Company currently has a reinsurance agreement in place with Prudential ("the reinsurer"). The reinsurance agreement is a yearly renewable term agreement in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These agreements had no material effect on net income for the years ended December 31, 1999, 1998, and 1997.

Debt Agreements
In July 1998, the Company established a revolving line of credit facility with Prudential Funding Corporation, a wholly-owned subsidiary of Prudential. There is no outstanding debt relating to this credit facility as of December 31, 1999.


                                      B24

                        Report of Independent Accountants


To the Board of Directors and Stockholder of Pruco Life Insurance Company of New Jersey

In our opinion, the accompanying statements of financial position and the related statements of operations, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company of New Jersey (an indirect, wholly-owned subsidiary of the Prudential Insurance Company of America) at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
New York, New York
March 21, 2000

                                      B25

PRUSELECT(SM) III

Variable Life
Insurance

[OBJECT OMITTED]

Pruco Life Insurance Company of New Jersey
213 Washington Street, Newark, NJ 07102-2992
Telephone 800 286-7754


CVUL - 3NJ Ed. 10/2000

                                     PART II

                                OTHER INFORMATION

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                     REPRESENTATION WITH RESPECT TO CHARGES

Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") represents that the fees and charges deducted under the Variable Universal Life Insurance Contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life of New Jersey.

                   UNDERTAKING WITH RESPECT TO INDEMNIFICATION

The Registrant, in conjunction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

New Jersey, being the state of organization of Pruco Life of New Jersey, permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of Pruco Life of New Jersey's By-law, Article V, which relates to indemnification of officers and directors, is filed as Exhibit 1.A.(6)(c) to this registration statement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT


This Registration Statement comprises the following papers and documents:


The facing sheet.

Cross-reference to items required by Form N-8B-2.


The prospectus consisting of 84 pages.


The undertaking to file reports.

The representation with respect to charges.

The undertaking with respect to indemnification.

The signatures.

Written consents of the following persons:

     1.  PricewaterhouseCoopers, LLP
     2.  Clifford E. Kirsch, Esq.
     3.  Nancy D. Davis, FSA, MAAA


The following exhibits:


     1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-B-2:




          A.  (1)  (a)  Resolution of Board of Directors of Pruco Life Insurance
                        Company of New Jersey establishing the Pruco Life of New Jersey Variable Appreciable Account. (Note 4)

                   (b)  Amendment of Separate Account Resolution. (Note 6)


              (2)  Not Applicable.

              (3)  Distributing Contracts:


                   (a) Distribution Agreement between Pruco Securities Corporation and Pruco Life Insurance Company of New Jersey. (Note 4)

                   (b) Proposed form of Agreement between Pruco Securities Corporation and independent brokers with respect to the Sale of the Contracts. (Note 6)

                   (c)  Schedule of Sales Commissions. (Note 7)

                   (d)  Participation Agreements and Amendments:

                        (i)(a)      AIM Variable Insurance Funds, Inc. (Note 6)

                           (b) Amendment to the AIM Variable Insurance Funds, Inc. Participation Agreement. (Note
                                    7)

                        (ii)(a) American Century Variable Portfolios, Inc. (Note 6)

                            (b) Amendment to the American Century Variable Insurance Funds, Inc. Participation Agreement. (Note 1)

                        (iii)(a)    Dreyfus Variable Investment Fund. (Note 1)

                             (b) Amendment to the Dreyfus Variable Investment Fund Participation Agreement. (Note 1)

                        (iv)(a) Franklin Templeton Variable Insurance Products Trust. (Note 10)

                            (b) Amendment to the Franklin Templeton Variable Insurance Products Trust Participation Agreement. (Note 1)

                        (v)(a)      Goldman Sachs Variable Insurance Trust.
                                    (Note 1)

                        (vi)(a)     INVESCO Variable Investment Funds, Inc.
                                    (Note 1)

                        (vii)(a)    Janus Aspen Series. (Note 1)

                        (viii)(a)   MFS Variable Insurance Trust. (Note 6)

                              (b) Amendment to the MFS Variable Insurance Trust Participation Agreement. (Note 7)

                         (ix)(a)    Oppenheimer Variable Account Funds. (Note 1)

                         (x)(a)     T. Rowe Price International Series, Inc.
                                    (Note 6)

                            (b) Amendment to the T. Rowe Price International Series, Inc. Participation Agreement. (Note
                                    7)


              (4)  Not Applicable.


              (5)  Variable Universal Life Insurance Contract. (Note 6)

              (6)  (a)  Articles of Incorporation of Pruco Life Insurance
                        Company of New Jersey, as amended March 11, 1983. (Note
                        4)

                   (b) Certificate of Amendment of the Articles of Incorporation of Pruco Life Insurance Company of New Jersey, February 12, 1998. (Note 5)

                   (c) By-laws of Pruco Life Insurance Company of New Jersey, as amended August 4, 1999. (Note 6)


              (7)  Not Applicable.

              (8)  Not Applicable.

              (9)  Not Applicable.


             (10)  (a)  New Jersey Application Form for Variable Universal Life
                        Insurance Contract. (Note 6)

                   (b) Supplement to the Application for Variable Universal Life Insurance Contract. (Note 6)


             (11)  Not Applicable.


             (12) Memorandum describing Pruco Life Insurance Company of New Jersey's issuance, transfer, and redemption procedures for the Contracts pursuant to Rule 6e-3(T)(b)(12)(iii). (Note 6)

             (13)  (a)  Rider for Flexible Term Insurance Benefit. (Note 6)

                   (b) Endorsement for new PS III Contract issued as a result of exchange of insureds. (Note 9)

                   (c) Endorsement for new PS III Contract issued as a result of exchange of PS I or PS II Contracts. (Note 9)

                   (d) Endorsement defining Active Investment Option at issue. (Note 1)

                   (e) Endorsement defining Active Investment Option post issue. (Note 1)


     2.   See Exhibit 1.A.(5).

     3. Opinion and Consent of Clifford E. Kirsch, Esq., as to the legality of the securities being registered. (Note 1)

     4.   None.

     5.   Not Applicable.

     6. Opinion and Consent of Nancy D. Davis, FSA, MAAA, as to actuarial matters pertaining to the securities being registered. (Note 1)

     7.   Powers of Attorney.


          (a)   Ira J. Kleinman, Esther H. Milnes,
                I. Edward Price (Note 2)

          (b)   James J. Avery, Jr. (Note 3)

          (c)   William J. Eckert, IV (Note 1)

          (d)   David R. Odenath, Jr. (Note 8)

(Note 1)  Filed herewith.

(Note 2) Incorporated by reference to Form N-4, Registration No. 333-18117, filed December 18, 1996 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.


(Note 3) Incorporated by reference to Post-Effective Amendment No. 10 to Form S-1, Registration No. 33-20018, filed April 9, 1998 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 4) Incorporated by reference to Post-Effective Amendment No. 26 to Form S-6, Registration No. 2-89780, filed April 28, 1997 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 5) Incorporated by reference to Post-Effective Amendment No. 12 to Form S-1, Registration No. 33-20018, filed April 19, 1999 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 6) Incorporated by reference to Registrant's Form S-6, filed August 13, 1999.

(Note 7) Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement, filed November 3, 1999.

(Note 8) Incorporated by reference to Post-Effective Amendment No. 13 to Form S-1, Registration No. 33-20018, filed April 12, 2000 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.


(Note 9) Incorporated by reference to Post-Effective Amendment No. 1 to this Registration Statement, filed April 26, 2000.

(Note 10) Incorporated by reference to Form S-6, Registration No. 333-94115, filed January 5, 2000 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Pruco Life of New Jersey Variable Appreciable Account, certifies that this Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1), has occurred since the effective date of the most recent Post-Effective Amendment to the Registration Statement which included a prospectus and has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized and its seal hereunto affixed and attested, all in the city of Newark and the State of New Jersey, on this 11th day of October, 2000.


(Seal)                   PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
                                             (Registrant)

                            By: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                                             (Depositor)

Attest: /s/ Thomas C. Castano                   By: /s/ Esther H. Milnes
        ----------------------------            ------------------------------
        Thomas C. Castano                           Esther H. Milnes
        Assistant Secretary                         President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 11th day of October, 2000.


                      SIGNATURE AND TITLE

/s/ *
--------------------------------------------
Esther H. Milnes
President and Director


/s/ *
--------------------------------------------
William J. Eckert, IV
Vice President and Chief Accounting Officer

/s/ *
--------------------------------------------
James J. Avery, Jr.
Director


/s/ *                                            *By: /s/ Thomas C.  Castano
--------------------------------------------          -------------------------
David R. Odenath, Jr.                                 Thomas C. Castano
Director                                              (Attorney-in-Fact)

/s/ *
--------------------------------------------
Ira J. Kleinman
Director

/s/ *
--------------------------------------------
I. Edward Price
Director

                       CONSENT OF INDEPENDENT ACCOUNTANTS

We hereby consent to the use in the Prospectus constituting part of this Post-Effective Amendment to the registration statement on Form S-6 (the "Registration Statement") of our report dated March 17, 2000, relating to the financial statements of the Pruselect III Variable Life Subaccounts of Pruco Life of New Jersey Variable Appreciable Account, which appears in such Prospectus.

We also consent to the use in the Prospectus constituting part of this Registration Statement of our report dated March 21, 2000, relating to the financial statements of Pruco Life Insurance Company of New Jersey, which appears in such Prospectus.

We also consent to the references to us under the heading "Experts" in the Prospectus.


PricewaterhouseCoopers LLP

New York, New York
October 11, 2000

                                  EXHIBIT INDEX

                   Consent of PricewaterhouseCoopers LLP, independent accountants.          Page II-6

1.A.3.d.ii.b       Amendment  to  the  American  Century  Variable  Portfolios,  Inc.       Page II-8
                   Participation Agreement.

1.A.3.d.iii.a      Dreyfus Variable Investment Funds Participation Agreement.               Page II-

1.A.3.d.iii.b      Amendment to the Dreyfus  Variable  Investment Fund  Participation       Page II-
                   Agreement.

1.A.3.d.iv.b       Amendment to the Franklin  Templeton  Variable  Insurance Products       Page II-
                   Trust Participation Agreement.

1.A.3.d.v.a        Goldman Sachs Variable Insurance Trust Participation Agreement.          Page II-

1.A.3.d.vi.a       INVESCO Variable Investment Funds, Inc. Participation Agreement.         Page II-

1.A.3.d.vii.a      Janus Aspen Series Participation Agreement.                              Page II-

1.A.3.d.ix.a       Oppenheimer Variable Account Funds Participation Agreement.              Page II-

1.A.13.d           Endorsement defining Active Investment Option at issue.                  Page II-

1.A.13.e           Endorsement defining Active Investment Option post issue.                Page II-

3.                 Opinion and Consent of Clifford E. Kirsch, Esq., as to the legality
                   of the securities being registered.                                      Page II-

6.                 Opinion and Consent of Nancy D. Davis, FSA, MAAA, as to actuarial
                   matters pertaining to the securities being registered.                   Page II-

7.                 Power of Attorney.                                                       Page II-

ENDORSEMENTS

(Only we can endorse this contract.)

ALTERATION OF TEXT

This endorsement modifies certain provisions of the policy to which it is attached, as follows:

The following definition is added to Definitions:

ACTIVE INVESTMENT OPTION.--An active investment option is an investment option that has been allocated an invested premium amount or a loan repayment or transfer at any time while this contract is in force (see "TRANSFERS", "LOANS", AND "PREMIUM PAYMENT/Allocations"). An active investment option remains active even if the current value of the investment option is zero.

The third paragraph under "PREMIUM PAYMENT/Allocations" is replaced with the following:

The initial allocation of invested premium amounts is shown on a contract data page. Subject to the limitation stated below, you may change the allocation for future invested premium amounts at any time if the contract is not in default. To change your allocation, simply notify us in a form that meets our needs. The change will take effect on the date we receive your notice; we will send you a confirmation of the transaction. We will not permit a change in the allocation that would cause the number of active investment options to exceed sixteen.

The following sentence is added to the end of the first paragraph under "TRANSFERS":

We will not permit a transfer that would cause the number of active investment options to exceed sixteen.

Pruco Life Insurance Company of New Jersey,


BY  /s/ Susan J. Blount SPECIMEN
                 SECRETARY

PLIY 135--2000

                                      II-

[LOGO] Prudential

            Insured                           Endorsement for Policy No.

ENDORSEMENTS

(Only we can endorse this contract.)

ALTERATION OF TEXT

This endorsement modifies certain provisions of the policy to which it is attached, as follows:

The following definition is added to Definitions:

ACTIVE INVESTMENT OPTION.--An active investment option is an investment option that has been allocated an invested premium amount or a loan repayment or transfer at any time while this contract is in force (see "TRANSFERS", "LOANS", AND "PREMIUM PAYMENT/Allocations"). An active investment option remains active even if the current value of the investment option is zero.

The third paragraph under "PREMIUM PAYMENT/Allocations" is replaced with the following:

The initial allocation of invested premium amounts is shown on a contract data page. Subject to the limitation stated below, you may change the allocation for future invested premium amounts at any time if the contract is not in default. To change your allocation, simply notify us in a form that meets our needs. The change will take effect on the date we receive your notice; we will send you a confirmation of the transaction. We will not permit a change in the allocation that would cause the number of active investment options to exceed sixteen.

The following sentence is added to the end of the first paragraph under "TRANSFERS":

We will not permit a transfer that would cause the number of active investment options to exceed sixteen.

                        ENDORSEMENT ATTACHED TO AND MADE A PART OF THE CONTRACT

                        Pruco Life Insurance Company of New Jersey,



                         BY /s/ Susan J. Blount SPECIMEN
                                         SECRETARY

                         Effective Date JUNE 1, 2000


PLIY 137--2000

                                      II-

                                                                     EXHIBIT 3

                                                              October 11, 2000

Pruco Life Insurance Company of New Jersey
213 Washington Street
Newark, New Jersey 07102-2992

Gentlemen:

In my capacity as Chief Legal Officer and Assistant Secretary of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), I have reviewed the establishment on January 13, 1984 of Pruco Life of New Jersey Variable Appreciable Account (the "Account") by the Executive Committee of the Board of Directors of Pruco Life of New Jersey as a separate account for assets applicable to certain variable life insurance contracts, pursuant to the provisions of Section 17B:28-7 of the Revised Statutes of New Jersey. I am responsible for oversight of the preparation and review of the Registration Statements on Form S-6, as amended, filed by Pruco Life of New Jersey with the Securities and Exchange Commission (Registration Number: 333-85117) under the Securities Act of 1933 for the registration of certain variable life insurance contracts issued with respect to the Account.

I am of the following opinion:

     (1) Pruco Life of New Jersey was duly organized under the laws of New Jersey and is a validly existing corporation.

     (2) The Account has been duly created and is validly existing as a separate account pursuant to the aforesaid provisions of New Jersey law.

     (3) The portion of the assets held in the Account equal to the reserve and other liabilities for variable benefits under the variable life insurance contracts is not chargeable with liabilities arising out of any other business Pruco Life of New Jersey may conduct.

     (4) The variable life insurance contracts are legal and binding obligations of Pruco Life of New Jersey in accordance with their terms.

In arriving at the foregoing opinion, I have made such examination of law and examined such records and other documents as I judged to be necessary or appropriate.

I hereby consent to the filing of this opinion as an exhibit to the Registration Statement.

Very truly yours,


/s/
---------------------------------
Clifford E. Kirsch

                                      II-

                                                                     EXHIBIT 6

                                                              October 11, 2000

Pruco Life Insurance Company of New Jersey
213 Washington Street
Newark, New Jersey 07102-2992


To Pruco Life Insurance Company of New Jersey:

This opinion is furnished in connection with the registration by Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") of variable universal life insurance contracts (the "Contracts") under the Securities Act of 1933. The prospectus included in Post-Effective Amendment No. 2 to Registration Statement No. 333-85117 on Form S-6 describes the Contracts. I have reviewed the Contract form and I have participated in the preparation and review of the Registration Statement and Exhibits thereto. In my opinion:

     (1) The illustrations of cash surrender values and death benefits included in the prospectus section entitled "Illustrations of Surrender Values, Death Benefits, and Accumulated Premiums," based on the assumptions stated in the illustrations, are consistent with the provisions of the Contract. The rate structure of the Contract has not been designed so as to make the relationship between premiums and benefits, as shown in the illustrations, appear more favorable to a prospective purchaser of a Contract for male age 45, than to prospective purchasers of Contracts on males of other ages or on females.

     (2) The examples shown in the section of the prospectus entitled "Changing the Type of Death Benefit" are consistent with the provisions of the Contract.

     (3) The chart included in the section of the prospectus entitled "Riders" is consistent with the provisions of the Contract.

     (4) The charts included in the sections of the prospectus entitled: "How a Type A (Fixed) Contract's Death Benefit Will Vary," "How a Type B (Variable) Contract's Death Benefit Will Vary," and "How a Type C (Return of Premium) Contract's Death Benefit Will Vary," are consistent with the provisions of the Contract.

     (5) The deduction in an amount equal to 1.25% of each premium is a reasonable charge in relation to the additional income tax burden imposed upon Pruco Life of New Jersey and its parent company, The Prudential Insurance Company of America, as the result of the enactment of Section 848 of the Internal Revenue Code. In reaching that conclusion a number of factors were taken into account that, in my opinion, were appropriate and which resulted in a projected after-tax rate of return that is a reasonable rate to use in discounting the tax benefit of the deductions allowed in Section 848 in taxable years subsequent to the year in which the premiums are received.

I hereby consent to the use of this opinion as an exhibit to the Registration Statement and to the reference to my name under the heading "Experts" in the prospectus.

Very truly yours,



/s/
------------------------------
Nancy D. Davis, FSA, MAAA
Vice President and Actuary
The Prudential Insurance Company of America

                                      II-

                                POWER OF ATTORNEY

Know all men by these presents:

That I, WILLIAM J. ECKERT, IV of Newark, New Jersey, Senior Vice President and Chief Accounting Officer of Pruco Life Insurance Company of New Jersey, do hereby make, constitute and appoint as my true and lawful attorneys in fact CLIFFORD E. KIRSCH, THOMAS C. CASTANO, RICHARD E. MEADE, AND ARTHUR WOODS, or any of them severally for me in my name, place and stead to sign, where applicable: Annual Reports on Form 10-K, registration statements on the appropriate forms prescribed by the Securities and Exchange Commission, and any other periodic documents and reports required under the Investment Company Act of 1940, the Securities Act of 1933, and the Securities Exchange Act of 1934, and all amendments thereto executed on behalf of Pruco Life Insurance Company and filed with the Securities and Exchange Commission for the following:

     The Pruco Life of New Jersey Variable Appreciable Account and flexible premium variable life insurance contracts, to the extent they represent participating interests in said Account;

     The Pruco Life of New Jersey Variable Insurance Account and scheduled premium variable life insurance contracts, to the extent they represent participating interests in said Account;

     The Pruco Life of New Jersey Single Premium Variable Life Account and flexible premium variable life insurance contracts, to the extent they represent participating interests in said Account;

     The Pruco Life of New Jersey Single Premium Variable Annuity Account and single payment variable annuity contracts, to the extent they represent participating interests in said Account;

     The Pruco Life of New Jersey Variable Contract Real Property Account and individual variable life insurance contracts and variable annuity contracts, to the extent they represent participating interests in said Account;

     The Pruco Life of New Jersey Modified Guaranteed Annuity Account and modified guaranteed annuity contracts, to the extent they represent participating interests in said Account; and

     The Pruco Life of New Jersey Flexible Premium Variable Annuity Account and flexible premium variable annuity contracts, to the extent they represent participating interests in said Account.

                                      II-

IN WITNESS WHEREOF, I have hereunto set my hand this 11th day of October, 2000.


                                        /s/
                                        ---------------------------
                                        William J. Eckert, IV


State of New Jersey  )
                     )  SS
County of Essex      )


On this 11th day of October, 2000, before me personally appeared WILLIAM J. ECKERT, IV known to me to be the person mentioned and described in and who executed the foregoing instrument and he duly acknowledged to me that he executed the same.

My commission expires:

Donna Rodriques
Notary Public of New Jersey
My commission expires Nov. 11, 2003

                                        /s/
                                        ------------------------------
                                        Notary Public

                                      II-